                               SEMIANNUAL REPORT

                                 June 30, 1999


                              SAFECO Mutual Funds

                               Fixed-Income Funds

                                 No-Load Class

                                --------------

                              Taxable Bond Funds
                     Intermediate-Term U.S. Treasury
                       Fund............................   2
                     GNMA Fund.........................   5
                     High-Yield Bond Fund..............   8
                     Managed Bond Fund.................  14
                             Tax-Exempt Bond Funds
                     Municipal Bond Market Overview....  18
                     California Tax-Free Income Fund...  19
                     Municipal Bond Fund...............  23
                     Washington State Municipal Bond
                       Fund............................  30
                     Intermediate-Term Municipal Bond
                       Fund............................  34
                     Insured Municipal Bond Fund.......  39
                              Money Market Funds
                     Money Market Fund.................  44
                     Tax-Free Money Market Fund........  48

                                 [SAFECO LOGO]

                         REPORT FROM THE FUND MANAGER
                           SAFECO Intermediate-Term
                              U.S. Treasury Fund
                                 June 30, 1999

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


                          [PHOTO OF RONALD SPAULDING]

                               RONALD SPAULDING

    The SAFECO Intermediate-Term U.S. Treasury Fund fared well against its peers, but trailed the Merrill Lynch Intermediate U.S. Treasury In-dex for the quarter, six and 12 months ended June 30. The Fund's returns for the respective periods were -1.13%, -2.27% and 3.45% versus the Index's -0.19%, -0.53%, and 4.50%. The average intermediate U.S. trea-sury fund returned -1.08%, -2.24%, and 2.89% for the three, six and twelve-month periods ending June 30, 1999 according to Lipper, Inc.
    The Fund lagged its Index because its average maturity was longer than the Index's. Through all of 1998 the Fund was significantly longer with an average maturity of 6 years. Early in January 1999 I had sold ten-year Treasury Notes, bought six-month Treasury Bills and shortened the maturity a full year as a defensive measure against rising interest rates. That trade was enough to outpace our peer group for the 12-month period, but not the Index, which is difficult for any fund to beat as indexes have no expenses and no cash flow.
    In the second quarter I bought both six-month bills and

                       [PERFORMANCE GRAPH APPEARS HERE]

PERFORMANCE OVERVIEW -- NO LOAD CLASS

Average Annual Total Return for the
periods ended June 30, 1999
-----------------------------------
1-Year              3.45%
5-Year              6.48%
10-Year             6.94%

                                       Investment Values
                             ---------------------------------------
                                                   Merrill Lynch
                             Intermediate-Term     Intermediate-Term
                             U.S. Treasury Fund    Treasury Index
                                 $19,560                $20,555
--------                     ------------------    -----------------
06/30/89                           10,000               10,000
07/31/89                           10,176               10,204
08/31/89                           10,080               10,062
09/30/89                           10,122               10,113
10/31/89                           10,293               10,320
11/30/89                           10,368               10,421
12/31/89                           10,389               10,448
01/31/90                           10,327               10,388
02/28/90                           10,379               10,414
03/31/90                           10,374               10,435
04/30/90                           10,347               10,398
05/31/90                           10,543               10,618
06/31/90                           10,650               10,756
07/31/90                           10,793               10,911
08/31/90                           10,755               10,863
09/30/90                           10,796               10,963
10/31/90                           10,882               11,115
11/30/90                           10,995               11,281
12/31/90                           11,132               11,441
01/31/91                           11,182               11,557
02/28/91                           11,270               11,617
03/31/91                           11,350               11,680
04/30/91                           11,476               11,801
05/31/91                           11,536               11,868
06/30/91                           11,550               11,881
07/31/91                           11,694               12,009
08/31/91                           11,891               12,233
09/30/91                           12,069               12,441
10/31/91                           12,199               12,582
11/30/91                           12,325               12,729
12/31/91                           12,638               13,040
01/31/92                           12,493               12,909
02/29/92                           12,509               12,958
03/31/92                           12,464               12,905
04/30/92                           12,558               13,023
05/31/92                           12,739               13,209
06/30/92                           12,938               13,400
07/31/92                           13,260               13,649
08/31/92                           13,364               13,806
09/30/92                           13,613               13,997
10/31/92                           13,363               13,825
11/30/92                           13,280               13,764
12/31/92                           13,467               13,945
01/31/93                           13,815               14,206
02/28/93                           14,119               14,419
03/31/93                           14,176               14,473
04/30/93                           14,279               14,587
05/31/93                           14,231               14,543
06/30/93                           14,576               14,752
07/31/93                           14,599               14,783
08/31/93                           14,958               15,008
09/30/93                           15,043               15,073
10/31/93                           15,076               15,100
11/30/93                           14,835               15,027
12/31/93                           14,927               15,086
01/31/94                           15,121               15,236
02/28/94                           14,721               15,019
03/31/94                           14,412               14,809
04/30/94                           14,309               14,709
05/31/94                           14,316               14,724
06/30/94                           14,288               14,734
07/31/94                           14,477               14,917
08/31/94                           14,514               14,964
09/30/94                           14,357               14,844
10/31/94                           14,362               14,847
11/30/94                           14,333               14,773
12/31/94                           14,389               14,829
01/31/95                           14,553               15,075
02/28/95                           14,770               15,363
03/31/95                           14,846               15,447
04/30/95                           15,029               15,625
05/31/95                           15,603               16,071
06/30/95                           15,708               16,176
07/31/95                           15,585               16,187
08/31/95                           15,771               16,320
09/30/95                           15,945               16,430
10/31/95                           16,189               16,614
11/30/95                           16,517               16,822
12/31/95                           16,797               16,993
01/31/96                           16,853               17,139
02/29/96                           16,442               16,946
03/31/96                           16,269               16,865
04/30/96                           16,235               16,812
05/31/96                           16,232               16,803
06/30/96                           16,350               16,967
07/31/96                           16,402               17,019
08/31/96                           16,400               17,038
09/30/96                           16,583               17,254
10/31/96                           16,787               17,535
11/30/96                           17,003               17,751
12/31/96                           16,862               17,655
01/31/97                           16,915               17,720
02/28/97                           16,871               17,739
03/31/97                           16,665               17,649
04/30/97                           16,898               17,846
05/31/97                           17,030               17,983
06/30/97                           17,199               18,139
07/31/97                           17,694               18,479
08/31/97                           17,481               18,401
09/30/97                           17,743               18,604
10/31/97                           18,055               18,820
11/30/97                           18,064               18,863
12/31/97                           18,260               19,024
01/31/98                           18,554               19,280
02/28/98                           18,491               19,254
03/31/98                           18,527               19,318
04/30/98                           18,593               19,404
05/31/98                           18,751               19,535
06/30/98                           18,909               19,671
07/31/98                           18,948               19,749
08/31/98                           19,413               20,143
09/30/98                           20,084               20,618
10/31/98                           19,988               20,665
11/30/98                           19,920               20,589
12/31/98                           20,014               20,665
01/31/99                           20,017               20,764
02/28/99                           19,700               20,444
03/31/99                           19,784               20,593
04/30/99                           19,816               20,657
05/31/99                           19,589               20,518
06/30/99                           19,560               20,555

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ten-year notes to keep the average maturity short. By June 30, I'd shortened it to 5.0 years. This compares to 3.7 years for the Index. We remained longer, and in the rising-interest-rate world of the first half of 1999, being longer con-tributed to our lagging performance.
    An intermediate-term U.S. Treasury fund can truly distinguish itself only by having a significantly longer or shorter average maturity than the index or peer group. In most market conditions I anticipate maintaining an average maturity longer than the Index. Longer bonds generally yield more than shorter bonds. By being somewhat longer than the Index, I would expect the Fund to outperform during periods of stable or falling interest rates. In periods of rising rates, I will shorten the average maturity, but I don't expect to be significantly shorter than the Index. If I can match or beat the Index in periods of stable and falling interest rates and lag somewhat in periods of rising rates, I expect to provide relatively good long-run performance.
    The trades discussed above illustrate my strategy of shortening maturities as interest rates rise. In retrospect, I wish I had shortened more, but even those modest moves helped preserve shareholder capital in a difficult environ-ment.
    Prices for intermediate U.S. Treasury Notes have declined substantially since hitting a peak last fall. The ten-year U.S. Treasury issued in May 1998 peaked at 111.50 in October 1998 and bottomed at 96.375 in late June 1999, a decline of 13.5%. Put another way, the yield on that note increased from 4.16% to 6.16% in a period of six months. I believe the worst of the increase in rates is behind us, but I think it's possible the Federal Reserve Board will raise interest rates again before the summer is over. Given that possibility I expect to maintain the defensive posture of a shorter maturity for the immediate future.
    If the economy does slow later in the year as I expect and the Fed is no longer likely to increase interest rates, then I will lengthen the average ma-turity of the Fund, probably to 6 years.

Ronald Spaulding

--------------------------------------------------------------------------------
Ronald Spaulding is the chief investment officer of SAFECO Corporation. In 1995, he became vice president and treasurer of SAFECO Corporation, director of the insurance subsidiaries, vice chairman of SAFECO Asset Management Company, and vice president and treasurer of SAFECO Mutual Funds. He holds an MBA from the University of Washington and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                            SAFECO Intermediate-Term
                               U.S. Treasury Fund
                              As of June 30, 1999
                                  (Unaudited)

 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS - 97.5%

 U.S. Federal Agency Notes - 18.1%
   $1,500 6.875%, due 11/22/06......................................... $ 1,498
    1,500 6.26%, due 9/24/04............................................. 1,499
      500 5.785%, due 4/14/08.............................................. 476
      500 5.75%, due 2/15/08............................................... 477

 U.S. Treasury Bills/Strips - 17.5%
    2,600 4.305%, due 9/30/99............................................ 2,569
    1,975 0.00%, due 2/15/07............................................. 1,256

 U.S. Treasury Notes - 61.9%
    2,200 7.75%, due 2/15/01............................................. 2,276
    1,200 7.50%, due 11/15/01............................................ 1,250
    2,070 7.25%, due 8/15/04............................................. 2,199
    1,310 6.875%, due 3/31/00.............................................1,326
    3,900 6.50%, due 10/15/06.............................................4,024
    2,500 5.625%, due 5/15/08.............................................2,449
                                                                         ------
 TOTAL U.S. GOVERNMENT OBLIGATIONS...................................... 21,299
                                                                         ------

 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
 CASH EQUIVALENTS - 1.8%
 Investment Companies
   $  389 SSgA Prime Money Market Portfolio........................... $    389
                                                                         ------
 TOTAL CASH EQUIVALENTS.................................................... 389
                                                                         ------
 TOTAL INVESTMENTS - 99.3%.............................................. 21,688
 Other Assets, less Liabilities............................................ 159
                                                                         ------
 NET ASSETS............................................................ $21,847
                                                                        =======

--------------------------------------------------------------------------------
             HIGHLIGHTS

  Current Yield (30-day) ....... 4.82%
  Weighted Average Maturity..... 5.0 years


                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGER
                               SAFECO GNMA Fund
                                 June 30, 1999

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


                           [PHOTO OF PAUL STEVENSON]

                                PAUL STEVENSON

                       [PERFORMANCE GRAPH APPEARS HERE]
PERFORMANCE OVERVIEW -- NO-LOAD CLASS

Average Annual Total Return for the
periods ended June 30, 1999
-----------------------------------
1-Year                   2.71%
5-Year                   6.85%
10-Year                  7.11%

                                             Investment Values
                                  ---------------------------------------
                                  GNMA Fund       Merill Lynch GNMA Index
                                   $19,884               $22,951
                                  ---------------------------------------
06/30/89                            10,000                10,000
07/31/89                            10,219                10,177
08/31/89                            10,082                10,052
09/30/89                            10,129                10,095
10/31/89                            10,311                10,353
11/30/89                            10,424                10,477
12/31/89                            10,488                10,539
01/31/90                            10,371                10,428
02/28/90                            10,419                10,522
03/31/90                            10,431                10,535
04/30/90                            10,289                10,436
05/31/90                            10,604                10,768
06/30/90                            10,745                10,945
07/31/90                            10,942                11,130
08/31/90                            10,844                11,219
09/30/90                            10,915                11,321
10/31/90                            11,008                11,460
11/30/90                            11,253                11,715
12/31/90                            11,401                11,909
01/31/91                            11,564                12,080
02/28/91                            11,630                12,164
03/31/91                            11,691                12,257
04/30/91                            11,817                12,379
05/31/91                            11,911                12,478
06/30/91                            11,924                12,496
07/31/91                            12,114                12,706
08/31/91                            12,309                12,945
09/30/91                            12,523                13,179
10/31/91                            12,708                13,387
11/30/91                            12,772                13,479
12/31/91                            13,089                13,813
01/31/92                            12,907                13,646
02/29/92                            13,013                13,781
03/31/92                            12,938                13,694
04/30/92                            13,034                13,840
05/31/92                            13,285                14,095
06/30/92                            13,426                14,316
07/31/92                            13,618                14,399
08/31/92                            13,758                14,610
09/30/92                            13,869                14,719
10/31/92                            13,726                14,606
11/30/92                            13,784                14,681
12/31/92                            13,967                14,861
01/31/93                            14,172                15,057
02/28/93                            14,327                15,197
03/31/93                            14,385                15,290
04/30/93                            14,434                15,374
05/31/93                            14,477                15,456
06/30/93                            14,721                15,602
07/31/93                            14,781                15,676
08/31/93                            14,936                15,707
09/30/93                            14,953                15,715
10/31/93                            14,978                15,763
11/30/93                            14,835                15,769
12/31/93                            14,956                15,925
01/31/94                            15,122                16,050
02/28/94                            14,893                15,975
03/31/94                            14,420                15,560
04/30/94                            14,294                15,445
05/31/94                            14,343                15,477
06/30/94                            14,280                15,444
07/31/94                            14,555                15,749
08/31/94                            14,587                15,792
09/30/94                            14,368                15,615
10/31/94                            14,330                15,604
11/30/94                            14,206                15,565
12/31/94                            14,317                15,731
01/31/95                            14,609                16,071
02/28/95                            14,951                16,501
03/31/95                            15,002                16,582
04/30/95                            15,194                16,818
05/31/95                            15,613                17,320
06/30/95                            15,680                17,433
07/31/95                            15,698                17,477
08/31/95                            15,867                17,663
09/30/95                            16,019                17,847
10/31/95                            16,144                17,995
11/30/95                            16,332                18,191
12/31/95                            16,533                18,423
01/31/95                            14,609                16,071
02/28/95                            14,951                16,501
03/31/95                            15,002                16,582
04/30/95                            15,194                16,818
05/31/95                            15,613                17,320
06/30/95                            15,680                17,433
07/31/95                            15,698                17,477
08/31/95                            15,867                17,663
09/30/95                            16,019                17,847
10/31/95                            16,144                17,995
11/30/95                            16,332                18,191
12/31/95                            16,533                18,423
01/31/96                            16,642                18,564
02/29/96                            16,417                18,417
03/31/96                            16,320                18,392
04/30/96                            16,255                18,333
05/31/96                            16,219                18,264
06/30/96                            16,442                18,471
07/31/96                            16,466                18,554
08/31/96                            16,464                18,579
09/30/96                            16,738                18,879
10/31/96                            17,046                19,258
11/30/96                            17,299                19,553
12/31/96                            17,192                19,450
01/31/97                            17,302                19,586
02/28/97                            17,341                19,661
03/31/97                            17,157                19,476
04/30/97                            17,439                19,787
05/31/97                            17,590                19,996
06/30/97                            17,803                20,229
07/31/97                            18,183                20,594
08/31/97                            18,117                20,567
09/30/97                            18,335                20,833
10/31/97                            18,526                21,045
11/30/97                            18,556                21,100
12/31/97                            18,734                21,306
01/31/98                            18,924                21,512
02/28/98                            18,961                21,586
03/31/98                            19,000                21,680
04/30/98                            19,116                21,822
05/31/98                            19,248                21,986
06/30/98                            19,359                22,046
07/31/98                            19,439                22,169
08/31/98                            19,710                22,347
09/30/98                            19,927                22,623
10/31/98                            19,841                22,599
11/30/98                            19,933                22,743
12/31/98                            20,016                22,841
01/31/99                            20,121                22,989
02/28/99                            19,966                22,920
03/31/99                            20,125                23,069
04/30/99                            20,206                23,178
05/31/99                            20,021                23,048
06/30/99                            19,884                22,951

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

    The SAFECO GNMA Fund lags its peer group year-to-date, but remains ahead for the one year. For the quarter, six and 12 months ended June
30, the Fund returned -1.20%, -0.66% and 2.71%.
    For the same periods, the Lipper, Inc. average for GNMA Funds was -0.95%, -0.53% and 2.62%. The corresponding Merrill GNMA Index returns were -0.51%, 0.47% and 4.10%.
    This Fund and its GNMA peers underperformed the Index. I attribute this to our having the burden of an expense ratio and the fact that most fund managers have large allocations to the longer 30-year pass-through bonds. Further damp-ening the Fund's results was our longer average maturity and the fact that the value of our well-structured, intermediate-term CMOs (which comprise 22.5% of net assets) fell in sympathy with corporate bonds. I believe the intermediate CMO sector is so undervalued it will eventually come back to produce superior numbers, regardless of the direction in interest rates.
    As rates rose over the last six months, shorter was better across the fixed-income markets. However, GNMAs outperformed other types of bonds as they gained call

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

protection. At higher rates, fewer of the mortgages backing these securities will be subject to refinancing. This reduced risk of being called and refinanced increases the bonds value to investors.
    We ended second quarter with a 74.2% allocation in 30-year pass-through se-curities, 22.5% in CMOs and the balance of 3.3% in cash. (The bulk of this cash has subsequently been put to work in a defensive, premium priced GNMA CMO).
    Of the pass-through securities, about 60% are discount coupons (priced be-low par with longer durations, i.e., sensitivity to changes in interest rates), 25% in current coupons (greater current income and a bit shorter), with the balance of 15% in premiums (very short and defensive, yet with much less yield). At quarter-end, the Fund's average life of 8.41 years and duration of 4.45 were both slightly longer than those of the Lehman GNMA Index, which were 7.84 and
4.32 years respectively.
    I have been trading out of longer duration discounts and current coupon pass-throughs into par or premium-priced CMOs, as I perceived the latter to be undervalued. Going forward, I expect my trading to take a more defensive tone based upon my current interest rate and market forecast.
    The market's predominant fear continues to be robust growth leading to in-flationary pressures. Bond investors have been wary for some time that our current economic nirvana will end. Luckily for the Fed, the markets have done most of the work. Ten-year interest rates adjusted themselves upward, climbing more than 1.5% since October.
    When the Fed raised the Fed Funds rate by just 0.25% on June 30, Wall Street called it a yellow tag rather than a red flag. Despite the rate hike to cool things down, the problem of too much economic growth still hovers. The supply side of the economic equation sends off friendly statistics, but the demand side looks a little frightening. The government is running large surpluses, unemployment is the lowest it has been in decades, the stock market is still on a tear, consumer confidence and demand are running strong and the Asian economies are coming back. I feel there is

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                SAFECO GNMA Fund
                              As of June 30, 1999
                                  (Unaudited)

scant evidence to support a case for a bond market rally given the current eco-nomic environment.
    Within the fixed-income markets, should interest rates continue to rise, mortgage-backed securities will benefit relative to other types of bonds, from reduced call risk.

Paul Stevenson
--------------------------------------------------------------------------------

Paul Stevenson joined SAFECO in 1986 as a mortgage securities analyst. He be-came the GNMA Fund manager in 1988. Stevenson has a Bachelor of Arts in finance from Washington State University, an MBA from the University of Washington, and is a Chartered Financial Analyst.

         HIGHLIGHTS


  Current Yield (30-day)........ 5.53%
  Weighted Average Maturity..... 8.4 years

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
--------------------------------------------------------------------------------
 ASSET BACKED SECURITIES - 96.7%

 Collateral Mortgage Obligation (CMO) - 22.5%
   $1,686 9.00%, due 3/20/22.......................................... $ 1,781
      560 7.75%, due 8/25/07.............................................. 579
      500 7.00%, due 7/15/23.............................................. 510
    3,000 6.50%, due 6/20/29............................................ 2,925
    4,000 6.00%, due 4/25/28............................................ 3,822

 Federal National Mortgage
 Association (FNMA) - 12.8%
    1,002 9.00%, due 11/01/22........................................... 1,070
    4,421 7.00%, due 1/01/29............................................ 4,379

 Government National Mortgage Association (GNMA) - 61.4%
    3,092 8.25%, due 5/15/20............................................ 3,242
    1,485 7.50%, due 3/15/22............................................ 1,503
    1,197 7.50%, due 9/15/22............................................ 1,210
    2,682 7.50%, due 3/20/28............................................ 2,709
    2,572 7.50%, due 5/15/28............................................ 2,598
    1,431 7.00%, due 5/15/23............................................ 1,416
    4,590 7.00%, due 5/15/28............................................ 4,530
    1,759 6.50%, due 1/20/24............................................ 1,702
      915 6.50%, due 11/20/25............................................. 882
      838 6.50%, due 3/20/26.............................................. 807
    1,926 6.50%, due 8/20/28............................................ 1,852
      661 6.00%, due 2/15/29.............................................. 618
    2,828 6.00%, due 2/15/29............................................ 2,646
      498 6.00%, due 3/15/29.............................................. 467
                                                                        ------
 TOTAL ASSET BACKED SECURITIES......................................... 41,248
                                                                        ------
 CASH EQUIVALENTS - 3.3%
 Investment Companies
    1,427 SSgA Prime Money Market Portfolio............................. 1,427
                                                                        ------
 TOTAL CASH EQUIVALENTS................................................  1,427
                                                                        ------
 TOTAL INVESTMENTS - 100.0%............................................ 42,675
 Other Assets, less Liabilities............................................ (6)
                                                                        ------

 NET ASSETS............................................................$42,669
                                                                       =======

--------------------------------------------------------------------------------
                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGER
                          SAFECO High-Yield Bond Fund
                                 June 30, 1999

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


                            [PHOTO OF ROBERT KERN]

                                  ROBERT KERN

                          [PERFORMANCE GRAPH APPEARS HERE]
PERFORMANCE OVERVIEW -- NO-LOAD CLASS

Average Annual Total Return for the
periods ended June 30, 1999
-----------------------------------
1-Year                      1.17%
5-Year                      8.61%
10-Year                     8.83%

                                        Investment Values
                       ----------------------------------------------------
                                                   Merrill Lynch High-Yield
                       High-Yield Bond Fund            Master II Index
                            $23,308                        $28,072
                       ----------------------------------------------------
06/30/89                     10,000                         10,000
07/31/89                     10,059                         10,040
08/31/89                     10,041                         10,087
09/30/89                      9,994                          9,981
10/31/89                      9,863                          9,733
11/30/89                      9,845                          9,748
12/31/89                      9,833                          9,708
01/31/89                      9,687                          9,446
02/28/89                      9,491                          9,303
03/31/89                      9,683                          9,479
04/30/89                      9,741                          9,538
05/31/89                      9,933                          9,697
06/30/90                     10,046                          9,940
07/31/90                     10,276                         10,190
08/31/90                      9,962                          9,724
09/30/90                      9,590                          9,324
10/31/90                      9,282                          9,051
11/30/90                      9,384                          9,146
12/31/90                      9,479                          9,285
01/31/90                      9,429                          9,475
02/28/90                      9,817                         10,297
03/31/90                     10,164                         10,807
04/30/90                     10,475                         11,180
05/31/90                     10,600                         11,224
06/30/91                     10,716                         11,478
07/31/91                     10,952                         11,786
08/31/91                     11,165                         12,058
09/30/91                     11,333                         12,228
10/31/91                     11,595                         12,643
11/30/91                     11,740                         12,779
12/31/91                     11,782                         12,922
01/31/91                     12,109                         13,358
02/28/91                     12,320                         13,696
03/31/91                     12,452                         13,889
04/30/91                     12,444                         13,961
05/31/91                     12,612                         14,167
06/30/92                     12,776                         14,330
07/31/92                     12,995                         14,609
08/31/92                     13,156                         14,795
09/30/92                     13,318                         14,952
10/31/92                     13,057                         14,759
11/30/92                     13,277                         14,985
12/31/92                     13,416                         15,176
01/31/92                     13,782                         15,538
02/28/92                     14,056                         15,815
03/31/92                     14,295                         16,084
04/30/92                     14,398                         16,195
05/31/92                     14,616                         16,405
06/30/93                     14,893                         16,711
07/31/93                     15,068                         16,879
08/31/93                     15,170                         17,033
09/30/93                     15,221                         17,109
10/31/93                     15,438                         17,434
11/30/93                     15,556                         17,525
12/31/93                     15,684                         17,710
01/31/93                     15,981                         18,092
02/28/93                     15,902                         17,967
03/31/93                     15,340                         17,386
04/30/93                     15,217                         17,170
05/31/93                     15,356                         17,132
06/30/94                     15,422                         17,210
07/31/94                     15,416                         17,323
08/31/94                     15,474                         17,451
09/30/94                     15,467                         17,448
10/31/94                     15,406                         17,494
11/30/94                     15,203                         17,344
12/31/94                     15,332                         17,526
01/31/94                     15,512                         17,772
02/28/94                     15,838                         18,342
03/31/94                     15,983                         18,590
04/30/94                     16,285                         19,070
05/31/94                     16,713                         19,659
06/30/95                     16,797                         19,791
07/31/95                     17,020                         20,049
08/31/95                     17,027                         20,154
09/30/95                     17,235                         20,393
10/31/95                     17,473                         20,561
11/30/95                     17,503                         20,765
12/31/95                     17,730                         21,112
01/31/95                     17,953                         21,465
02/28/95                     18,126                         21,531
03/31/95                     18,066                         21,443
04/30/95                     18,103                         21,473
05/31/95                     18,216                         21,627
06/30/96                     18,262                         21,724
07/31/96                     18,453                         21,856
08/31/96                     18,714                         22,128
09/30/96                     19,094                         22,643
10/31/96                     19,168                         22,839
11/30/96                     19,452                         23,298
12/31/96                     19,572                         23,492
01/31/96                     19,735                         23,668
02/28/96                     20,097                         24,032
03/31/96                     19,678                         23,701
04/30/96                     19,829                         24,005
05/31/96                     20,370                         24,510
06/30/97                     20,682                         24,889
07/31/97                     21,214                         25,549
08/31/97                     21,225                         25,518
09/30/97                     21,592                         25,977
10/31/97                     21,577                         26,110
11/30/97                     21,778                         26,354
12/31/97                     22,076                         26,607
01/31/97                     22,541                         27,032
02/28/97                     22,641                         27,141
03/31/97                     22,913                         27,399
04/30/97                     22,838                         27,516
05/31/97                     22,940                         27,682
06/30/98                     23,039                         27,825
07/31/98                     23,340                         28,002
08/31/98                     21,910                         26,589
09/30/98                     22,275                         26,658
10/31/98                     22,020                         26,089
11/30/98                     22,972                         27,442
12/31/98                     23,058                         27,393
01/31/98                     23,350                         27,763
02/28/98                     23,372                         27,574
03/31/98                     23,688                         27,894
04/30/98                     24,147                         28,404
05/31/99                     23,512                         28,143
06/30/99                     23,308                         28,072

The performance graph compares a hypothetical $10,000 in vestment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and in cludes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
   The SAFECO High- Yield Bond Fund outperformed its market index and peer group for the latest 12 months, but lags them year-to-date. The
Fund returned -1.60% for the quarter ended June 30, 1999. Year-to-date the Fund returned 1.09%, and for the last 12 months 1.17%. For the quar-ter, six and 12 months ended June 30, the Merrill Lynch High- Yield Mas-ter II Index returned 0.65%, 2.49% and 0.90%, respectively, while the average returns on the Lipper High Current Yield Funds group were 0.68%, 3.56%, and 1.45%.
   Interest rates have risen over the last six months and the second quarter was an especially difficult one. Our bonds, with longer durations (sensitivity to interest rate changes) because of lower coupons, non-callable or zero-cou-pon structures were hit especially hard; including our holdings in Ball Corp., Federal Mogul and Nextlink. (The Fund's duration of 5.60 is longer than the Merrill Lynch High Yield Master II Index's 5.07).
   Specialty Retailers (Stage Stores), Numatics, and United Industries also suffered. Specialty Retailers, the operator of Stage Stores, located primarily in the Midwest and Southern states, re-

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Credit Rating Distribution
As a Percent of Net Assets
--------------------------------------------------------------------------------


                        [PERFORMANCE GRAPH APPEARS HERE]

Credit Rating Distribution
As a Percent of Net Assets
----------------------------
1. BBB...............     2%
2. BB................    17%
3. B.................    69%
4. CCC...............     5%
5. Not Rated.........     0%
6. Preferred Stock...     4%
7. Cash & Other......     3%
                       -----
                        100%
                       -----
                       -----

                                   HIGHLIGHTS
ported continued weak sales. Prime markets for these stores are located in areas that depend on either agriculture or oil for their economic well being. Extremes in weather have hurt agriculture, while low prices for petroleum and natural gas dampened the oil side of the equation. In addition, management made a number of merchandising mistakes.

    Numatics was downgraded to CCC+ by S&P at the end of the second quarter because of poor financial performance. Ironically, results at the company are actually looking better. The company, a manufacturer of specialty valves, has a unique product line, excellent distribution capabilities and a fine reputation. I'll continue to hold these bonds.

    United Industries manufactures lower-priced lines of garden fertilizers and insecticides. At June 30, they announced that their board had replaced the CEO due to lower-than-expected sales for one of its product

TOP FIVE                                                             Percent of
INDUSTRIES                                                           Net Assets
--------------------------------------------------------------------------------
Broadcasting (TV, Radio & Cable)............................................ 15%
Telephone................................................................... 13
Auto Parts & Equipment......................................................  6
Communication Equipment.....................................................  4
Retail (Department Stores)..................................................  4

TOP FIVE                                                              Percent of
HOLDINGS                                                              Net Assets
--------------------------------------------------------------------------------
American Axle & Manufacturing Holdings, Inc............................... 2.6%
 (Auto Parts & Equipment)
Ames Department Stores, Inc............................................... 2.6
 (Retail-Department Stores)
Level 3 Communications, Inc............................................... 2.4
 (Telephone)
Randall's Food Markets, Inc............................................... 2.4
 (Retail-Food Chains)
Hayes Lemmerz International, Inc.......................................... 2.2
 (Auto Parts & Equipment)


TOP FIVE PURCHASES                                                        Cost
(Jan. to June)                                                           (000's)
--------------------------------------------------------------------------------
Ames Department Stores, Inc............................................. $2,000
American Axle & Manufacturing Holdings, Inc.............................  1,984
Level 3 Communications, Inc.............................................  1,890
Lenfest Communications, Inc.............................................  1,591
Criimi Mae Commercial Mortgage Trust....................................  1,588

TOP FIVE SALES                                                         Proceeds
(Jan. to June)                                                         (000's)
--------------------------------------------------------------------------------
AES Corp................................................................ $1,986
Lenfest Communications, Inc.............................................  1,590
Chiquita Brands International, Inc......................................  1,575
Ackerley Group, Inc.....................................................  1,517
Unicco Service Corp.....................................................  1,516


  Current Yield (30-day)...... 9.29%

  Weighted Average Maturity... 8.0 years

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
lines. The other lines were selling on plan. I am monitoring this situation carefully.
    Among new names added to the portfolio in the second quarter are Ames De-partment Stores and Bally Total Fitness. The former is an operator of discount stores in the northeastern part of the U.S. and I thought they offered good relative value for their industry group and credit rating.
    Bally Total Fitness operates health clubs across the U.S. The company has reported excellent results due to their ability to sell higher-priced member-ship packages that entitle the member to use any Bally facility.
    Liquidity remains an issue in the high yield market. Dealers seem reluctant to bid on bonds, and oftentimes will do so only at substantially lower prices. To avoid selling our bonds at deep discounts in a difficult market I am letting cash creep up as we move into year-end.
    As well, I have been working to raise the average coupon of bonds held in the Fund in order to improve our dividend yield. Both the Ames and Bally's bonds have high coupons and are examples of this strategy. I will continue to look for bonds that I believe represent good relative value, and provide good total return potential and yield.

Robert Kern
--------------------------------------------------------------------------------

Robert Kern joined SAFECO in 1988 with BS degrees in business and accounting from the Universities of Washington and Puget Sound, respectively. Bob is a Certified Public Accountant and a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                          SAFECO High-Yield Bond Fund
                              As of June 30, 1999
                                  (Unaudited)

 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
 ASSET BACKED SECURITIES - 2.1%

 Financial (Diversified) - 2.0%
   $2,000 Criimi Mae Commercial Mortgage
          Trust Series 1998-C1 Class B
          7.00%, due 11/02/11........................................... $ 1,588
                                                                          ------
 TOTAL ASSET BACKED SECURITIES............................................ 1,588
                                                                          ------

 CORPORATE BONDS - 91.3%

 Agricultural Products - 2.1%
      600 #Scott's Company (144A)
          8.625%, due 1/15/09
          (acquired 1/14/99)................................................ 590
    1,000 Sun World International, Inc.
          11.25%, due 4/15/04............................................. 1,050

 Air Freight - 1.8%
    1,500 Atlas Air, Inc.
          9.375%, due 11/15/06............................................ 1,425

 Airlines - 1.9%
    1,500 Northwest Airlines, Inc.
          8.70%, due 3/15/07.............................................. 1,474

 Aluminum - 2.5%
    1,000 Commonwealth Aluminum Corp.
          10.75%, due 10/01/06.............................................. 991
    1,000 Wells Aluminum Corp.
          10.125%, due 6/01/05.............................................. 980

 Auto Parts & Equipment - 6.1%
    2,000 American Axle & Manufacturing
          Holdings, Inc.
          9.75%, due 3/01/09.............................................. 2,000
    1,000 Federal-Mogul Corp.
          8.80%, due 4/15/07.............................................. 1,008
    1,750 #Hayes Lemmerz International,
          Inc. (144A)
          8.25%, due 12/15/08
          (acquired 12/07/98)............................................. 1,667

 Banks (Regional) - 1.5%
    1,250 Bay View Capital Corp.
          9.125%, due 8/15/07............................................. 1,163


 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
 Broadcasting (TV, Radio & Cable) - 11.5%
   $1,750 21st Century Telecom Group, Inc.
          12.25%, beg. 2/15/03
          Step Bond due 2/15/08......................................... $   718
      500 #Adelphia Communications Corp.
          (144A)
          7.75%, due 1/15/09
          (acquired 1/6/99)................................................. 462
    1,250 #Bresnan Communications Group (144A)
          9.25%, beg. 2/01/04
          Step Bond due 2/01/09
          (acquired 1/25/99) ............................................... 813
    3,000 Century Communications Corp.
          0.00%, due 1/15/08
          (Discount Note)................................................. 1,335
      500 Century Communications Corp.
          8.875%, due 1/15/07............................................... 500
      500 Century Communications Corp.
          9.50%, due 3/01/05................................................ 514
    1,000 Chancellor Media Corp.
          9.00%, due 10/01/08............................................. 1,018
    1,000 Jones Intercable, Inc.
          8.875%, due 4/01/07............................................. 1,064
      329 SFX Broadcasting, Inc.
          10.75%, due 5/15/06............................................... 357
    1,000 #Susquehanna Media Co. (144A)
          8.50%, due 5/15/09
          (acquired 5/07/99)................................................ 985
    1,000 Young Broadcasting, Inc.
          9.00%, due 1/15/06................................................ 978

 Building Materials - 0.6%
      500 Synthetic Industries, Inc.
          9.25%, due 2/15/07................................................ 513

 Chemicals (Specialty) - 0.6%
      500 Sovereign Specialty Chemicals, Inc.
          9.50%, due 8/01/07................................................ 501



                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                          SAFECO HIGH-YIELD BOND FUND
                              As of June 30, 1999
                                  (Unaudited)

 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
 Communication Equipment - 3.8%
   $1,500  National Equipment Services,
           Inc. (Series B)
           10.00%, due 11/30/04......................................... $ 1,515
      500  National Equipment Services, Inc. (Series D)
           10.00%, due 11/30/04............................................. 505
    1,000  Rhythms NetConnections, Inc.
           12.75%, due 4/15/09.............................................. 935

 Containers & Packaging (Paper) - 1.2%
      500 #Packaging Corporation of
           America (144A)
           9.625%, due 4/01/09
           (acquired 3/31/99)............................................... 508
      500  Printpak, Inc.
           10.625%, due 8/15/06............................................. 475

 Entertainment - 2.9%
      500  Cinemark USA, Inc.
           (Series B)
           9.625%, due 8/01/08.............................................. 490
      500  Cinemark USA, Inc.
           (Series D)
           9.625%, due 8/01/08.............................................. 490
    1,250  Premier Parks, Inc.
           9.25%, due 4/01/06............................................. 1,231

 Health Care (Hospital Management) - 1.5%
    1,500  Genesis Health Ventures, Inc.
           9.25%, due 10/01/06............................................ 1,200

 Household Furnishings & Appliances - 1.2%
    1,000  Holmes Products Corp.
           9.875%, due 11/15/07............................................. 968

 Household Products (Non-Durables) - 1.7%
    1,500 #United Industries Corp. (144A)
           9.875%, due 4/01/09
           (acquired 3/19/99)............................................. 1,365

 Lodging (Hotels) - 1.8%
    1,500  HMH Properties, Inc.
           7.875%, due 8/01/08............................................ 1,384


 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
 Manufacturing (Diversified) - 3.2%
   $1,000 #Nortek, Inc. (144A)
           8.875%, due 8/01/08
           (acquired 7/28/98)........................................... $   980
    1,560  Tekni-Plex, Inc.
           9.25%, due 3/01/08............................................. 1,521

 Manufacturing (Specialized) - 3.6%
    1,500  Flextronics International, Ltd.
           8.75%, due 10/15/07............................................ 1,493
    1,600  Numatics, Inc.
           9.625%, due 4/01/08............................................ 1,296

 Oil & Gas (Drilling & Equipment) - 1.9%
    1,500  Newpark Reources, Inc.
           8.625%, due 12/15/07........................................... 1,448

 Oil & Gas (Exploration & Production) - 1.9%
    1,500  Ocean Energy, Inc.
           8.375%, due 7/01/08............................................ 1,455

 Paper & Forest Products - 0.6%
      500  FiberMark, Inc.
           9.375%, due 10/15/06............................................. 500

 Personal Care - 0.3%
      250  Revlon Consumer Products
           8.625%, due 2/01/08.............................................. 234

 Publishing - 3.1%
    1,000  Big Flower Holdings, Inc.
           8.625%, due 12/01/08............................................. 920
    1,500  World Color Press, Inc.
           8.375%, due 11/15/08........................................... 1,493

 Restaurants - 2.0%
    1,500  Perkins Family Restaurants
           10.125%, due 12/15/07.......................................... 1,560

 Retail (Department Stores) - 3.7%
    2,000 #Ames Department Stores, Inc. (144A)
           10.00%, due 4/15/06
           (acquired 4/20/99)............................................. 1,963
    1,440  Specialty Retailers, Inc.
           9.00%, due 7/15/07............................................... 864



                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                          SAFECO HIGH-YIELD BOND FUND
                              As of June 30, 1999
                                  (Unaudited)

 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
 Retail (Food Chains) - 2.4%
   $1,750 Randall's Food Markets, Inc.
          9.375%, due 7/01/07.......................................... $ 1,838

 Retail (Specialty) - 2.4%
    1,250 Big 5 Corp.
          10.875%, due 11/15/07.......................................... 1,275
      750 Purina Mills, Inc.
          9.00%, due 3/15/10............................................... 563

 Services (Advertising/Marketing) - 1.3%
    1,000 Lamar Advertising Co.
          9.625%, due 12/01/06........................................... 1,030

 Services (Commercial & Consumer) - 2.5%
    1,000 Bally Total Fitness Holdings
          9.875%, due 10/15/07............................................. 970
    1,000 #United Rentals, Inc. (144A)
          9.00%, due 4/01/09
          (acquired 3/16/99)............................................... 980

 Services (Computer Systems) - 2.0%
    1,500 Verio, Inc.
          11.25%, due 12/01/08........................................... 1,571

 Telecommunications (Long Distance) - 1.5%
    1,250 Flag, Ltd.
          8.25%, due 1/30/08............................................. 1,175

 Telephone - 11.7%
    1,250 GCI, Inc.
          9.75%, due 8/01/07............................................. 1,231
    1,000 Intermedia Communications, Inc.
          11.25%, beg. 7/15/02
          Step Bond due 7/15/07............................................ 713
      500 Intermedia Communications, Inc.
          8.60%, due 6/01/08............................................... 460
    1,000 Intermedia Communications, Inc.
          8.875%, due 11/01/07............................................. 938
    3,000 Level 3 Communications, Inc.
          10.50%, beg. 12/01/03
          Step Bond due 12/01/08......................................... 1,845
    1,500 Metromedia Fiber Network, Inc.
          10.00%, due 11/15/08........................................... 1,541
    1,000 NEXTLINK Communications, Inc.
          10.75%, due 11/15/08........................................... 1,023

 SHARES OR PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
   $2,000 NEXTLINK Communications, Inc.
          9.45%, beg. 4/15/03
          Step Bond due 4/15/08........................................ $ 1,190

 Textiles (Specialty) - 1.2%
    1,000 Polymer Group, Inc.
          9.00%, due 7/01/07............................................... 970

 Trucking - 1.5%
    1,250 Allied Holdings, Inc.
          8.625%, due 10/01/07........................................... 1,175
                                                                         ------
 TOTAL CORPORATE BONDS.................................................. 69,380
                                                                         ------
 PREFERRED STOCKS - 3.9%

 Broadcasting (TV, Radio & Cable) - 1.1%
        3 Capstar Communications, Inc...................................... 348
        5 Sinclair Broadcast
          Group, Inc....................................................... 523

 Containers & Packaging (Paper) - 1.3%
       10 #Packaging Corporation of
          America (144A)
          (acquired 3/31/99)............................................. 1,055

 Telephone - 1.3%
       10 Global Crossing
          Holdings, Ltd.................................................. 1,060
                                                                         ------
 TOTAL PREFERRED STOCKS.................................................. 2,986
                                                                         ------
 CASH EQUIVALENTS - 1.5%
 Investment Companies
    1,146 SSgA Prime Money
          Market Portfolio............................................... 1,146
                                                                         ------
 TOTAL CASH EQUIVALENTS.................................................. 1,146
                                                                         ------
 TOTAL INVESTMENTS - 98.8%.............................................. 75,100
 Other Assets, less Liabilities............................................ 902
                                                                         ------

 NET ASSETS............................................................ $76,002
                                                                        =======

--------------------------------------------------------------------------------
# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer". The total cost of such securities is $11,686,079 and the total value is 15.0% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGER
                           SAFECO Managed Bond Fund
                                 June 30, 1999

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


                           [PHOTO OF MICHAEL HUGHES]

                                MICHAEL HUGHES

                         [PERFORMANCE GRAPH APPEARS HERE]
PERFORMANCE OVERVIEW -- NO-LOAD CLASS

Average Annual Total Return for the
periods ended June 30, 1999
-----------------------------------
1-Year                  0.35%
5-Year                  5.90%
Since inception*        4.82%

                                   Investment Values
                    -------------------------------------------
                                               Lehman Brothers
                    Managed Bond Fund        Govt't/Corp. Index
                         $12,856                   $14,001
                    -------------------------------------------
06/30/94                  10,000                    10,000
07/31/94                   9,666                     9,755
08/31/94                   9,657                     9,674
09/30/94                   9,666                     9,657
10/31/94                   9,653                     9,634
11/30/94                   9,756                     9,827
12/31/94                   9,780                     9,831
01/31/95                   9,703                     9,683
02/28/95                   9,709                     9,672
03/31/95                   9,680                     9,655
04/30/95                   9,699                     9,718
05/31/95                   9,828                     9,905
06/30/95                   9,991                    10,135
07/31/95                  10,038                    10,203
08/31/95                  10,167                    10,344
09/30/95                  10,533                    10,778
10/31/95                  10,615                    10,864
11/30/95                  10,542                    10,822
12/31/95                  10,673                    10,960
01/31/96                  10,791                    11,072
02/29/96                  10,962                    11,235
03/31/96                  11,178                    11,420
04/30/96                  11,382                    11,588
05/31/96                  11,399                    11,660
06/30/96                  11,127                    11,412
07/31/96                  11,010                    11,317
08/31/96                  11,004                    11,239
09/30/96                  11,009                    11,219
10/31/96                  11,092                    11,370
11/30/96                  11,127                    11,396
12/31/96                  11,147                    11,369
01/31/97                  11,239                    11,571
02/28/97                  11,356                    11,841
03/31/97                  11,486                    12,058
04/30/97                  11,383                    11,925
05/31/97                  11,407                    11,939
06/30/97                  11,383                    11,964
07/31/97                  11,236                    11,822
08/31/97                  11,380                    11,994
09/30/97                  11,470                    12,106
10/31/97                  11,601                    12,251
11/30/97                  11,942                    12,626
12/31/97                  11,776                    12,484
01/31/98                  11,968                    12,680
02/28/98                  12,161                    12,883
03/31/98                  12,180                    12,952
04/30/98                  12,321                    13,088
05/31/98                  12,528                    13,272
06/30/98                  12,478                    13,246
07/31/98                  12,502                    13,287
08/31/98                  12,553                    13,353
09/30/98                  12,691                    13,496
10/31/98                  12,810                    13,634
11/30/98                  12,823                    13,645
12/31/98                  13,108                    13,911
01/31/99                  13,444                    14,308
02/28/99                  13,288                    14,207
03/31/99                  13,321                    14,292
04/30/99                  13,359                    14,326
05/31/99                  13,437                    14,428
06/30/99                  12,856                    14,001

* The Fund's inception was June 25, 1992. Graph and average annual return comparison begins February 28, 1994.
The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
   The Managed Bond Fund lagged the Lehman Brothers Government/
Corporate Index for the second quarter, year-to-date and one year with returns of-2.01% vs. -1.10%, -3.77% vs. -2.28% and 0.35% vs. 2.70%. The
Fund also trailed its Lipper, Inc. peer group, which returned -1.11%, -
1.60% and 2.00% for the respective three-, six- and 12-month periods.
   Paradoxically, the largest single factor contributing to this year's underperformance is the Fund's conservative structure. Traditionally, the Fund has maintained about half of its assets in intermediate-term bonds with matu-rities between 5 to 10 years, invested primarily in U.S. governments and high-quality corporates. In this maturity range, the fixed-income investor usually receives a generous yield premium and limited interest rate risk.
   However, securities on this part of the yield curve have been punished so far this year by fears of prolonged Federal Reserve interest rate hikes, mas-sive new issue supply and mortgage-backed securities hedging activity. As a result, the high-quality intermediate-term securities underperformed the broader market averages and so did our portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Surprisingly robust economic growth during the quarter fed fears that the Federal Reserve would embark on an extended series of interest rate increases. As expected, the Fed did raise the Fed Funds rate by a quarter of a point on June 30, citing concerns about inflation. Interest rates increased by roughly 0.5%, with yields in the 5- to 10-year range increasing the most.

    I continued to take steps to improve overall portfolio yield, quality, and liquidity. For example, I sold bonds issued by The Tandy Corporation (Radio Shack) and purchased paper issued by Sears. The Tandy bonds were part of a $150 million issue that rarely traded, while the Sears bonds were part of a $750 million issue that was very actively traded.

    I have tried to structure the portfolio to perform very well on a relative basis should economic or market conditions deteriorate. The Fund holds 65% of its assets in U.S. government securities. During the second quarter, I shortened the Fund's average maturity from 8.8 years to 8.5 years, and may shorten it further in the weeks ahead.

    Going forward, the markets will agonize over each new piece of economic news. It is unlikely we are going to see any concrete signs of economic moderation in the near-term (six to eight weeks) and the market will continue to trade under a cloud of potential Fed increases. In the fall, I think the Fed will be less likely to raise rates for three reasons. One, the increases we've seen year-to-date will have begun to slow the economy. Two, August through October are historically bad months for the stock market and the Fed is unlikely to raise rates in the face of potential financial market dislocations. And, three, with Y2K concerns casting a potentially dark shadow over the market, the Fed will not want to do anything to make the situation worse.

Michael Hughes
--------------------------------------------------------------------------------

Michael Hughes joined SAFECO as a portfolio manager in January 1997. He began his investment career in 1993. He graduated magna cum laude with a BS in finance from the University of Colorado in Boulder and holds an MBA from the University of Southern California in Los Angeles. He is a Chartered Financial Analyst.

                      [PERFORMANCE GRAPH APPEARS HERE]

Credit Rating Distribution
As a Percent of Net Assets
----------------------------
1. AAA...............    73%
2. AA................     5%
3. A.................    19%
4. Cash & Other......     3%
                       -----
                        100%
                       -----
                       -----

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                   HIGHLIGHTS

                                       Percent of
BONDS BY TYPE                          Net Assets
-------------------------------------------------
U.S. Government Obligations............... 52%
Asset Backed Securities...................  9
Mortgage Backed Securities................ 12
Corporate Bonds........................... 24
Cash & Other..............................  3
                                         ----
                                          100%
                                         ====


  Current Yield (30-day)..................... 5.46%
  Weighted Average Maturity.................. 8.5 years

                            PORTFOLIO OF INVESTMENTS
                            SAFECO Managed Bond Fund
                              As of June 30, 1999
                                  (Unaudited)

 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
 ASSET BACKED SECURITIES - 8.9%

 Consumer Finance - 2.1%
   $  175 MBNA Master Credit Card Trust
          5.90%, due 8/15/11............................................ $  165

 Electric Companies - 1.5%
      125 ComEd Transitional Funding Trust
          5.63%, due 6/25/09............................................... 118

 Financial (Diversified) - 4.3%
       18 Chevy Chase Auto Receivables Trust (Class A)
          6.60%, due 12/15/02............................................... 18
      230 Citicorp Mortgage Securities, Inc.
          6.50%, due 6/25/29............................................... 221
      100 Heller Financial Commercial
          Mortgage Asset Corp.
          6.847%, due 5/15/31............................................... 99

 Manufacturing (Specialized) - 1.1%
       85 Harley Davidson Eagle
          6.20%, due 1/15/03................................................ 85
                                                                         ------
 TOTAL ASSET BACKED SECURITIES............................................. 707
                                                                         ------

 CORPORATE BONDS - 23.5%

 Air Freight - 1.6%
      127 Federal Express Corp.
          6.845%, due 1/15/19.............................................. 124

 Banks (Major Regional) - 1.5%
      120 Bank of America Corp.
          6.625%, due 6/15/04.............................................. 120

 Engineering & Construction - 1.2%
       97 Halliburton Co.
          6.75%, due 2/01/27................................................ 96

 Financial (Diversified) - 13.6%
      135 Aristar, Inc
          7.25%, due 6/15/06............................................... 136
      110 CIT Group, Inc.
          5.57%, due 12/08/03.............................................. 105
      125 First Union Corp.
          6.625%, due 6/15/04.............................................. 125

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                            SAFECO Managed Bond Fund
                              As of June 30, 1999
                                  (Unaudited)

 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
   $  160 Ford Motor Credit Co.
          5.80%, due 1/12/09............................................ $  146
      150 General Motors Acceptance Corp.
          5.95%, due 3/14/03............................................... 147
      190 Hertz Corp.
          7.00%, due 7/01/04............................................... 191
       85 Merrill Lynch & Co., Inc.
          6.00%, due 2/17/09................................................ 78
      160 Sears Roebuck Acceptance Corp.
          6.25%, due 5/01/09............................................... 150

 Natural Gas - 2.8%
      240 National Fuel Gas Co.
          6.00%, due 3/01/09............................................... 223

 Retail (Department Stores) - 1.9%
      165 Nordstrom, Inc.
          5.625%, due 1/15/09.............................................. 150

 Telephone - 0.8%
       30 AT&T Corp.
          5.625%, due 3/15/04............................................... 29
       40 AT&T Corp.
          6.50%, due 3/15/29................................................ 36
                                                                         ------
 TOTAL CORPORATE BONDS................................................... 1,857
                                                                         ------

 MORTGAGE BACKED SECURITIES - 12.4%

 Federal National Mortgage Association (FNMA) - 7.2%
       59 6.00%, due 1/01/29................................................ 56
      217 7.00%, due 3/01/12............................................... 218
      204 8.00%, due 2/15/29............................................... 210
       80 8.00%, due 4/01/08................................................ 82

 Government National Mortgage Association (GNMA) - 5.3%
      233 7.00%, due 4/15/28............................................... 230
      189 7.00%, due 8/15/28............................................... 186
                                                                         ------
 TOTAL MORTGAGE BACKED SECURITIES.......................................... 983
                                                                         ------

 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS - 51.9%

 U.S. Federal Agency Notes - 12.5%
   $   35 5.125%, due 2/13/04........................................... $   34
      360 6.375%, due 6/15/09.............................................. 356
      600 6.62%, due 6/25/07............................................... 603

 U.S. Treasury Notes - 39.4%
      200 4.25%, due 11/15/03.............................................. 189
      630 5.375%, due 6/30/00.............................................. 630
      185 5.875%, due 6/30/00.............................................. 186
      200 6.375%, due 8/15/02.............................................. 204
      520 6.50%, due 10/15/06.............................................. 537
       15 6.875%, due 3/31/00............................................... 15
      195 7.25%, due 8/15/04............................................... 207
    1,025 7.50%, due 11/15/16............................................ 1,152
                                                                         ------
 TOTAL U.S. GOVERNMENT OBLIGATIONS....................................... 4,113
                                                                         ------

 CASH EQUIVALENTS - 2.8%
 Investment Companies
   $  221 SSgA Prime Money
          Market Portfolio.............................................. $  221
                                                                         ------
 TOTAL CASH EQUIVALENTS.................................................... 221
                                                                         ------
 TOTAL INVESTMENTS - 99.5%............................................... 7,881
 Other Assets, less Liabilities............................................. 37
                                                                         ------
 NET ASSETS............................................................. $7,918
                                                                         ======


                       SEE NOTES TO FINANCIAL STATEMENTS

                                 Municipal Bond
                                Market Overview
                                 June 30, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                          [PHOTO OF STEPHEN C. BAUER]

                                STEPHEN C. BAUER
    While municipal market prices fell during the first two quarters of the year--the Bond Buyer 40 Yield-to-Maturity Index yield began 1999 at 5.16% and finished in June at 5.55%--things were even worse in the second quarter than they were in the first quarter.
    After trading in a very narrow range for over a year, the long-term muni bond market broke out in the spring of 1999. Unfortunately, it broke in the un-pleasant direction. Rates began to rise late in April and by the end of June, long-term tax-exempt yields were at 5.55%, up 0.38% from the beginning of the year.
    Although the performance of the muni market was poor, it was substantially better than that of the U.S. Treasury bond market. This outperformance by municipals returned the ratio of tax-exempt yields to taxable yields to the 90-93% range. From September 1998 to January 1999 munis had yielded more than 100% of their treasury counterparts. We think that the level of equilibration be-tween the two markets is around 87%, but it is impossible to say when that might come about. Until then munis offer a more attractive income stream on an after-tax basis.
       The reason for the increase in yields in the bond market is the fear of inflation, which erodes the purchasing power of the fixed stream of dollars paid by bonds. Although there is no sign of increasing inflation, in years past the current combination of strong economic growth coupled with low levels of unemployment has meant rising wages which ultimately meant rising prices. Whether the same rules apply in 1999 is unclear, but in the meantime the Federal Reserve took a modest step to cool things down by slightly raising short-term interest rates. It is entirely possible that they may take further action if conditions remain unchanged.
    Will the Fed tighten? Is the bond market correction over? Will inflation increase? We don't know. We do know that the financial markets always anticipate and then overreact to news, and this is no exception. At times like these, we are taking advantage of the dislocations and inefficiencies that accompany a bear market in order to benefit the Funds' performance over the long term.

                          REPORT FROM THE FUND MANAGER
                               SAFECO California
                              Tax-Free Income Fund
                                 June 30, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                          [PHOTO OF STEPHEN C. BAUER]

                                STEPHEN C. BAUER

    The SAFECO California Tax-Free Fund underperformed its peers for the quarter and six months ended June 30, 1999. The California Fund returned
-3.56% and -3.06% for the respective periods versus -2.44% and -1.74%, the comparable Lipper, Inc. averages for California funds.
    The falling market of the last two months was damaging enough to affect the one-year performance of the Fund, which was 0.44%, while the average California Fund returned 1.60%. In spite of this, the longer-term numbers are still good. The two, three, five and ten years ending June 30 found the California Fund solidly in the top quartile of comparable funds as measured by Lipper, Inc. (While the Fund was 101 of 105 California funds for the one year, for the two years just ended it was 19 of 98 funds. It was 15 of 90 for the three years, 6 of 67 funds for the five and 4 of 33 funds for the ten years.)
    Lehman Brothers Long Municipal Bond Index shows the June 30 three-, six- and 12-month returns at -2.51%, -1.68% and 1.98%. It's not surprising the Cali-fornia Fund was below the index and near the bottom of its peer

                       [PERFORMANCE GRAPH APPEARS HERE]

PERFORMANCE OVERVIEW -- NO-LOAD CLASS

Average Annual Total Return for the
periods ended June 30, 1999
-----------------------------------
1-Year                   0.44%
5-Year                   7.61%
10-Year                  7.44%

                                         Investment Values
                               ---------------------------------------
                                 California          Lehman Brothers
                                   Tax-Free          Long Municipal
                                 Income Fund           Bond Index
                                   $20,502               $21,876
                               ---------------------------------------
06/30/89                            10,000                10,000
07/31/89                            10,115                10,132
08/31/89                             9,992                 9,978
09/30/89                             9,989                 9,948
10/31/89                            10,085                10,079
11/30/89                            10,266                10,293
12/31/89                            10,326                10,370
01/31/90                            10,212                10,265
02/28/90                            10,336                10,380
03/31/90                            10,317                10,391
04/30/90                            10,160                10,264
05/31/90                            10,471                10,554
06/30/90                            10,572                10,658
07/31/90                            10,773                10,846
08/31/90                            10,504                10,587
09/30/90                            10,490                10,571
10/31/90                            10,754                10,795
11/30/90                            11,006                11,068
12/31/90                            11,045                11,117
01/31/91                            11,214                11,266
02/28/91                            11,248                11,345
03/31/91                            11,223                11,373
04/30/91                            11,397                11,549
05/31/91                            11,508                11,685
06/30/91                            11,452                11,663
07/31/91                            11,628                11,843
08/31/91                            11,788                12,013
09/30/91                            12,003                12,187
10/31/91                            12,132                12,315
11/30/91                            12,064                12,330
12/31/91                            12,432                12,624
01/31/92                            12,389                12,616
02/29/92                            12,392                12,636
03/31/92                            12,393                12,668
04/30/92                            12,484                12,789
05/31/92                            12,673                12,976
06/30/92                            12,922                13,227
07/31/92                            13,359                13,712
08/31/92                            13,102                13,528
09/30/92                            13,197                13,588
10/31/92                            12,829                13,361
11/30/92                            13,251                13,737
12/31/92                            13,426                13,915
01/31/93                            13,566                14,046
02/28/93                            14,181                14,700
03/31/93                            13,990                14,523
04/30/93                            14,195                14,721
05/31/93                            14,254                14,843
06/30/93                            14,519                15,122
07/31/93                            14,501                15,137
08/31/93                            14,908                15,525
09/30/93                            15,089                15,741
10/31/93                            15,090                15,770
11/30/93                            14,855                15,580
12/31/93                            15,203                15,982
01/31/94                            15,430                16,170
02/28/94                            15,023                15,635
03/31/94                            14,266                14,702
04/30/94                            14,215                14,815
05/31/94                            14,346                14,988
06/30/94                            14,209                14,808
07/31/94                            14,539                15,189
08/31/94                            14,534                15,221
09/30/94                            14,165                14,868
10/31/94                            13,823                14,411
11/30/94                            13,567                14,031
12/31/94                            13,804                14,529
01/31/95                            14,438                15,168
02/28/95                            15,144                15,785
03/31/95                            15,266                15,975
04/30/95                            15,198                15,968
05/31/95                            16,055                16,648
06/30/95                            15,564                16,341
07/31/95                            15,634                16,424
08/31/95                            15,880                16,656
09/30/95                            16,002                16,787
10/31/95                            16,428                17,193
11/30/95                            17,032                17,636
12/31/95                            17,413                17,911
01/31/96                            17,350                17,988
02/29/96                            17,129                17,769
03/31/96                            16,620                17,444
04/30/96                            16,472                17,374
05/31/96                            16,487                17,383
06/30/96                            16,811                17,650
07/31/96                            17,003                17,825
08/31/96                            16,961                17,802
09/30/96                            17,367                18,197
10/31/96                            17,584                18,419
11/30/96                            18,047                18,815
12/31/96                            17,854                18,702
01/31/97                            17,664                18,665
02/28/97                            17,857                18,866
03/31/97                            17,476                18,540
04/30/97                            17,744                18,759
05/31/97                            18,085                19,123
06/30/97                            18,358                19,367
07/31/97                            19,319                20,072
08/31/97                            18,893                19,805
09/30/97                            19,154                20,091
10/31/97                            19,319                20,263
11/30/97                            19,510                20,444
12/31/97                            19,916                20,818
01/31/98                            20,130                21,041
02/28/98                            20,090                21,030
03/31/98                            20,071                21,060
04/30/98                            19,836                20,946
05/31/98                            20,336                21,356
06/30/98                            20,412                21,448
07/31/98                            20,429                21,498
08/31/98                            20,831                21,882
09/30/98                            21,160                22,186
10/31/98                            21,032                22,115
11/30/98                            21,203                22,228
12/31/98                            21,150                22,250
01/31/99                            21,419                22,469
02/28/99                            21,265                22,374
03/31/99                            21,259                22,439
04/30/99                            21,243                22,459
05/31/99                            20,997                22,282
06/30/99                            20,502                21,876

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
group because our long average maturity and philosophy of keeping the Fund fully invested causes it to lag as interest rates rise.
    As prices declined during the last two months, I was able to add value to the Fund through transactions that hadn't been possible for many months. In
May, I swapped Palm Desert Financing Authority 5.10% due 10/1/27 for San Diego Water Authority 4.75% due 8/1/28. If I'd made that swap in 1998 and/or in the first quarter of 1999, I would have had to give up yield. In the turbulence of a falling market, I was able to make the trade without giving up yield, essen-tially gaining more than 5 points of call protection at no cost. Although the additional call protection is currently worth nothing, if rates drop to 5% or lower and refinancing resumes, it'll be worth a lot.

Stephen C. Bauer

--------------------------------------------------------------------------------

Stephen C. Bauer joined SAFECO in 1971 as a fixed-income analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management Company. Bauer holds a BS in microbiology and an MBA from the University of Washington.

                                   HIGHLIGHTS

TOP FIVE                                                              Percent of
TYPES OF BONDS                                                        Net Assets
--------------------------------------------------------------------------------
Utilities - Water........................................................... 15%
Local General Obligation - Limited Tax...................................... 12
Utilities - Sewer........................................................... 11
Lease Rental................................................................ 10
State General Obligation....................................................  8

                                                                      Percent of
TOP FIVE HOLDINGS                                                     Net Assets
--------------------------------------------------------------------------------
East Bay Municipal Utility District Water System Revenue..................  4.8%
Thousand Oaks Certificate of Participation Wastewater System Revenue......  4.4
Los Angeles Wastewater System Revenue.....................................  4.3
California Educational Facilities Authority Revenue (Institute of
 Technology)..............................................................  4.3
Airports Commission City and County of San Francisco
 International Airport Revenue............................................  4.3

Credit Rating Distribution
As a Percent of Net Assets
--------------------------------------------------------------------------------

                       [PERFORMANCE GRAPH APPEARS HERE]

Credit Rating Distribution
As a Percent of Net Assets
----------------------------
1. AAA...............    65%
2. AA................     3%
3. A.................    11%
4. BBB...............    20%
5. Cash & Other......     1%
                       -----
                        100%
                       -----
                       -----

Current Yield (30-day)......  4.66%

Weighted Average Maturity... 25.8 years

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                     SAFECO California Tax-Free Income Fund
                              As of June 30, 1999
                                  (Unaudited)


 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
 MUNICIPAL BONDS* - 99.2%

 California - 99.2%
   $5,000  Airports Commission City and
           County of San Francisco
           International Airport Revenue
           4.90%, due 5/01/19 [MBIA]................................ $  4,699
    4,750  Arcade Water District Water Revenue
           5.00%, due 11/01/27 [FGIC].................................. 4,469
    5,500  California Educational Facilities
           Authority Revenue
           (Institute of Technology)
           4.50%, due 10/01/28......................................... 4,702
    2,250  California Health Facilities
           Financing Authority Insured
           Health Facility Revenue
           (Catholic Health Care West)
           4.75%, due 7/01/19 [MBIA]................................... 2,049
    3,715  California Statewide Communities
           Development Authority Certificates
           of Participation (Childrens Hospital
           of Los Angeles)
           4.75%, due 6/01/21 [MBIA]................................... 3,341
       20  Concord Redevelopment Agency
           Tax Allocation Central Concord
           Redevelopment Project
           8.00%, due 7/01/18 [BIG]....................................... 21
    3,750  Culver City Redevelopment Financing
           Authority Tax Allocation Revenue
           4.60%, due 11/01/20 [AMBAC]................................. 3,333
    5,000  Duarte California Certificates of
           Participation City of Hope
           Medical Center
           5.25%, due 4/01/31.......................................... 4,536
    6,000  East Bay Municipal Utility District
           Water System Revenue (Alameda
           and Contra Costa Counties)
           4.75%, due 6/01/34 [MBIA]................................... 5,313

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
   $4,195  Foothill/Eastern Transportation
           Corridor Agency Toll Road Revenue
           5.00%, due 1/01/35....................................... $  3,797
    1,200 +Los Angeles Convention and Exhibition
           Center Authority Certificates
           of Participation
           9.00%, due 12/01/20 (Prerefunded 12/01/05 @ 100)............ 1,504
    3,000  Los Angeles County California
           Metropolitan Transportation
           Authority Sales Tax Revenue
           4.75%, due 7/01/28 [FSA].................................... 2,680
    3,800  Los Angeles Department of Water and
           Power Waterworks Revenue
           4.75%, due 11/15/19 [FGIC].................................. 3,479
    5,000  Los Angeles Wastewater System Revenue
           5.00%, due 6/01/28 [FGIC]................................... 4,702
    3,585  Metropolitan Water District of
           Southern California Waterworks Revenue
           5.00%, due 7/01/37.......................................... 3,317
      810  Northern California Power Agency
           Geothermal Project Revenue
           5.00%, due 7/01/09............................................ 801
    1,690 +Northern California Power Agency
           Geothermal Project Revenue
           5.00%, due 7/01/09 (Prerefunded 7/01/08 @ 100).............. 1,718
    2,595  Palm Desert Financing Authority
           Tax Allocation Revenue
           5.625%, due 4/01/23 [MBIA].................................. 2,643
    2,350  Palomar Pomerado Health System
           California Insured Revenue
           4.75%, due 11/01/23 [MBIA].................................. 2,100
    4,435  Pittsburg Redevelopment Agency
           Los Medanos Community Development
           Project Tax Allocation
           4.625%, due 8/01/21 [AMBAC]................................. 3,942

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                     SAFECO CALIFORNIA TAX-FREE INCOME FUND
                              As of June 30, 1999
                                  (Unaudited)


 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
   $1,755 Pleasanton Joint Powers
          Financing Authority Reassessment Revenue
          6.15%, due 9/02/12......................................... $  1,850
    1,580 Pleasanton Joint Powers
          Financing Authority Reassessment Revenue
          6.20%, due 9/02/17............................................ 1,638
    4,900 Redding Joint Powers Financing
          Authority Solid Waste and Corporation
          Yard Revenue
          5.00%, due 1/01/23............................................ 4,542
    2,000+Riverside County Certificates of
          Participation (Capital Projects)
          6.125%, due 11/01/21 (Prerefunded 11/01/01 @ 102)............. 2,133
    5,000 Sacramento City Financing
          Authority Lease Revenue
          (Cal EPA Building)
          4.75%, due 5/01/23............................................ 4,493
    2,500 San Bernardino County Certificates
          of Participation (Medical Center
          Financing Project)
          5.50%, due 8/01/24............................................ 2,486
    4,000 San Diego Water System Revenue
          Certificate of Participation
          4.75%, due 8/01/28 [FGIC]..................................... 3,572
    4,000 San Gabriel Valley School Finance
          Authority Revenue (Pamona Unified
          School District)
          5.50%, due 2/01/24............................................ 3,984
    5,000 San Joaquin Hills Transportation
          Corridor Agency Senior Lien Toll
          Road Revenue
          5.00%, due 1/01/33............................................ 4,535
    4,000 San Jose Redevelopment Agency
          (Merged Area Redevelopment
          Project Tax Allocation)
          4.75%, due 8/01/22............................................ 3,586
    3,000 Santa Rosa Wastewater Revenue
          (Subregional Wastewater Project)
          5.00%, due 9/01/22 [FGIC]..................................... 2,838

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
   $1,335 Southern California Public Power
          Authority Power Project Revenue
          (Multiple Projects)
          5.50%, due 7/01/20......................................... $  1,335
      880 Stanislaus Waste to Energy Financing
          Agency Solid Waste Facility Revenue
          7.625%, due 1/01/10............................................  907
    1,075 State of California
          General Obligation Bonds
          5.625%, due 10/01/23 [FGIC]..................................  1,092
    2,500 State of California
          General Obligation Bonds
          5.625%, due 9/01/24..........................................  2,542
    5,335 Thousand Oaks Certificate of Participation
          Wastewater System Revenue
          4.875%, due 10/01/23 [FSA]...................................  4,898
                                                                        ------
 TOTAL MUNICIPAL BONDS................................................ 109,576
                                                                        ------
 TOTAL INVESTMENTS - 99.2%............................................ 109,576
 Other Assets, less Liabilities........................................... 846
                                                                        ------
 NET ASSETS.......................................................... $110,422
                                                                       =======

-------------------------------------------------------------------------------
+ Prerefunded bonds are collateralized by securities (generally U.S. Treasury
  Securities) held in an irrevocable trust in an amount sufficient to pay inter-est and principal.
* The provider of the guarantee of timely payment of both principal and inter-est is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

Municipal Bond Investors Assurance Corp. [MBIA]......................... 18.4%
Financial Guaranty Insurance Corp. [FGIC]............................... 18.4
AMBAC Indemnity Corp. [AMBAC]............................................ 6.6
Financial Security Assurance, Inc. [FSA]................................. 6.9
Bond Investors Guaranty Insurance. Co.
 [BIG]................................................................... 6.6
                                                                         ----
                                                                         57.0%
                                                                         ====

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGER
                          SAFECO Municipal Bond Fund
                                 June 30, 1999

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


                          [PHOTO OF STEPHEN C. BAUER]

                               STEPHEN C. BAUER

    For the six months ending June 30, 1999, SAFECO Municipal Bond Fund had a return of -1.86%, while the average general municipal fund returned -1.82% according to Lipper, Inc. The second quarter returns were as close. The Fund returned -2.29% to the peer's -2.28%. Performance for the latest 12 months was slightly better with the Fund at 1.43% compared to the average of 1.14%.
    The long-term performance of the Fund is still excellent and for the two-, three-, and five-year periods ending June 30, 1999, the Fund ranks in the top decile for performance among its peers as measured by Lipper, Inc. (The Fund ranks 107 of 260 general muni funds for the one year, but 6 of 229 for the two years; 11 of 202 for the three years; 8 of 155 for the five years and 13 of 76 for the 10 years.)
      Lehman Brothers Long Municipal Bond Index shows three-, six- and 12-month returns for the periods ending June 30 at -2.51%,-1.68% and 1.98%. As has been the case in the past, the Fund's longer maturity and fully invested philosophy causes it to lag the Index and peer group in declining markets. Although no investor likes to see prices decline (unless he or

                         [PERFORMANCE GRAPH APPEARS HERE]

PERFORMANCE OVERVIEW -- NO-LOAD CLASS

Average Annual Total Return for the
periods ended June 30, 1999
-----------------------------------
1-Year                  1.43%
5-Year                  7.30%
10-Year                 7.41%

                                   Investment Values
                    -----------------------------------------------
                                               Lehman Brothers
                    Municipal Bond Fund   Long Municipal Bond Index
                         $20,435                   $21,876
                    -----------------------------------------------
06/30/89                  10,000                    10,000
07/31/89                  10,103                    10,132
08/31/89                  10,013                     9,978
09/30/89                  10,005                     9,948
10/31/89                  10,103                    10,079
11/30/89                  10,284                    10,293
12/31/89                  10,347                    10,370
01/31/90                  10,226                    10,265
02/28/90                  10,344                    10,380
03/31/90                  10,329                    10,391
04/30/90                  10,170                    10,264
05/31/90                  10,492                    10,554
06/30/90                  10,590                    10,658
07/31/90                  10,793                    10,846
08/31/90                  10,511                    10,587
09/30/90                  10,491                    10,571
10/31/90                  10,691                    10,795
11/30/90                  10,989                    11,068
12/31/90                  11,035                    11,117
01/31/91                  11,209                    11,266
02/28/91                  11,258                    11,345
03/31/91                  11,272                    11,373
04/30/91                  11,460                    11,549
05/31/91                  11,576                    11,685
06/30/91                  11,537                    11,663
07/31/91                  11,719                    11,843
08/31/91                  11,898                    12,013
09/30/91                  12,089                    12,187
10/31/91                  12,217                    12,315
11/30/91                  12,178                    12,330
12/31/91                  12,555                    12,624
01/31/92                  12,446                    12,616
02/29/92                  12,479                    12,636
03/31/92                  12,463                    12,668
04/30/92                  12,581                    12,789
05/31/92                  12,793                    12,976
06/30/92                  13,070                    13,227
07/31/92                  13,573                    13,712
08/31/92                  13,294                    13,528
09/30/92                  13,320                    13,588
10/31/92                  13,030                    13,361
11/30/92                  13,429                    13,737
12/31/92                  13,654                    13,915
01/31/93                  13,787                    14,046
02/28/93                  14,384                    14,700
03/31/93                  14,157                    14,523
04/30/93                  14,352                    14,721
05/31/93                  14,434                    14,843
06/30/93                  14,730                    15,122
07/31/93                  14,673                    15,137
08/31/93                  15,063                    15,525
09/30/93                  15,232                    15,741
10/31/93                  15,273                    15,770
11/30/93                  15,081                    15,580
12/31/93                  15,383                    15,982
01/31/94                  15,570                    16,170
02/28/94                  15,109                    15,635
03/31/94                  14,341                    14,702
04/30/94                  14,355                    14,815
05/31/94                  14,527                    14,988
06/30/94                  14,367                    14,808
07/31/94                  14,698                    15,189
08/31/94                  14,708                    15,221
09/30/94                  14,345                    14,868
10/31/94                  14,038                    14,411
11/30/94                  13,750                    14,031
12/31/94                  14,114                    14,529
01/31/95                  14,633                    15,168
02/28/95                  15,248                    15,785
03/31/95                  15,360                    15,975
04/30/95                  15,336                    15,968
05/31/95                  16,049                    16,648
06/30/95                  15,705                    16,341
07/31/95                  15,781                    16,424
08/31/95                  15,985                    16,656
09/30/95                  16,104                    16,787
10/31/95                  16,441                    17,193
11/30/95                  16,896                    17,636
12/31/95                  17,146                    17,911
01/31/96                  17,201                    17,988
02/29/96                  17,011                    17,769
03/31/96                  16,623                    17,444
04/30/96                  16,498                    17,374
05/31/96                  16,525                    17,383
06/30/96                  16,769                    17,650
07/31/96                  16,974                    17,825
08/31/96                  16,914                    17,802
09/30/96                  17,256                    18,197
10/31/96                  17,459                    18,419
11/30/96                  17,849                    18,815
12/31/96                  17,690                    18,702
01/31/97                  17,605                    18,665
02/28/97                  17,788                    18,866
03/31/97                  17,484                    18,540
04/30/97                  17,706                    18,759
05/31/97                  18,002                    19,123
06/30/97                  18,228                    19,367
07/31/97                  18,971                    20,072
08/31/97                  18,644                    19,805
09/30/97                  18,902                    20,091
10/31/97                  19,049                    20,263
11/30/97                  19,192                    20,444
12/31/97                  19,580                    20,818
01/31/98                  19,782                    21,041
02/28/98                  19,771                    21,030
03/31/98                  19,775                    21,060
04/30/98                  19,598                    20,946
05/31/98                  20,024                    21,356
06/30/98                  20,148                    21,448
07/31/98                  20,181                    21,498
08/31/98                  20,537                    21,882
09/30/98                  20,816                    22,186
10/31/98                  20,707                    22,115
11/30/98                  20,801                    22,228
12/31/98                  20,824                    22,250
01/31/99                  21,060                    22,469
02/28/99                  20,915                    22,374
03/31/99                  20,914                    22,439
04/30/99                  20,991                    22,459
05/31/99                  20,821                    22,282
06/30/99                  20,435                    21,876

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

she is all in cash and waiting to reinvest), adversity in the bond market can create opportunity. I was able to execute several transactions in the Fund that weren't possible when the market was rising or stable. In April, by trading Louisville and Jefferson County Metropolitan Sewer District 5.00% due 5/15/30 for Piedmont Municipal Power Agency 4.75% due 1/1/25, I was able to pick up 14 basis points (14/100 of 1%) of yield as well as over 5 points of additional call protection. Although the additional call protection is worth nothing when interest rates are rising, if they drop to 5% or lower and refinancing resumes, the Piedmont bonds should have superior performance.
    In early May I swapped Missouri State Health and Education 5.00% bonds for 4.75% bonds. Each of these have the same yield, but the 4.75% bonds give us ad-ditional call protection for free.

               HIGHLIGHTS
  Current Yield (30-day)........ 4.57%
  Weighted Average Maturity..... 23.9 years

TOP FIVE                                                              Percent of
HOLDINGS                                                              Net Assets
--------------------------------------------------------------------------------
Washington Convention Center Authority Dedicated Tax Revenue.............. 4.3%
San Joaquin Hills Transportation Corridor Agency Senior Lien Toll Road
 Revenue.................................................................. 4.3
Illinois Educational Facilities Authority Adjustable Demand Revenue
 (University of Chicago).................................................. 3.5
Wyoming Community Development Authority Housing Revenue................... 3.5
Indiana State Development Finance Authority Environmental Revenue......... 3.1

TOP FIVE                                                              Percent of
STATES                                                                Net Assets
--------------------------------------------------------------------------------
California.................................................................  17%
Washington.................................................................  14
Indiana....................................................................   8
Texas......................................................................   8
District of Columbia.......................................................   6

Credit Rating Distribution
As a Percent of Net Assets
--------------------------------------------------------------------------------

                       [PERFORMANCE GRAPH APPEARS HERE]

Credit Rating Distribution
As a Percent of Net Assets
----------------------------
1. AAA...............    40%
2. AA................    24%
3. A.................    17%
4. BBB...............    15%
5. B.................     1%
6. Not Rated.........     1%
7. Cash & Other......     2%
                       -----
                        100%
                       =====

Stephen C. Bauer
--------------------------------------------------------------------------------

Stephen C. Bauer joined SAFECO in 1971 as a fixed-income analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management Company. Bauer holds a BS in microbiology and an MBA from the University of Washington.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                           SAFECO Municipal Bond Fund
                              As of June 30, 1999
                                  (Unaudited)

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
 MUNICIPAL BONDS* - 97.9%

 Alabama - 1.6%
 $ 1,310 +Alabama Agriculture and Mechanical
          University Revenue
          5.50%, due 11/01/20 [MBIA]
          (Prerefunded 11/01/05 @ 102)................................... $1,397
   2,000  Alabama Special Care Facilities
          Financing Authority of Birmingham
          (Daughters of Charity, Providence
          Hospital and St. Vincent's Hospital)
          5.00%, due 11/01/25............................................. 1,818
   1,000  Cintronelle Industrial
          Development Board
          Pollution Control Revenue
          8.00%, due 12/01/12............................................. 1,044
   4,250  Jefferson County Sewer Revenue
          5.70%, due 2/01/20 [FGIC]....................................... 4,335

 Alaska - 3.1%
  17,000  Alaska Housing Finance Corp.
          (General Housing Purpose)
          5.00%, due 12/01/18............................................ 15,993
     190  Alaska Housing Finance Corp.
          Collateralized (Veterans
          Mortgage Program)
          6.50%, due 6/01/31................................................ 194

 Arizona - 1.7%
   9,800  Phoenix Civic Improvement Corp.
          Wastewater System Lease Revenue
          4.75%, due 7/01/23.............................................. 8,924

 California - 17.4%
   1,500  Foothill/Eastern
          Transportation Corridor Agency
          Toll Road Revenue
          5.00%, due 1/01/23.............................................. 1,358
   2,500 +Los Angeles County
          Certificates of Participation
          (Disney Parking Project)
          5.50%, due 9/01/21
          (Prerefunded 3/01/03 @ 100)..................................... 2,604

 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
 $13,000  Los Angeles Department of
          Water and Power
          Electric Plant Revenue
          5.25%, due 11/15/26.......................................... $ 12,632
   5,000  Los Angeles Wastewater
          System Revenue
          4.70%, due 11/01/19 [FGIC]...................................... 4,546
   1,700  Northern California Power
          Agency Geothermal Project
          Revenue
          5.00%, due 7/01/09.............................................. 1,682
   3,550 +Northern California Power
          Agency Geothermal Project
          Revenue
          5.00%, due 7/01/09
          (Prerefunded 7/01/08 @ 100)..................................... 3,609
   6,400  Pittsburg Redevelopment Agency
          Los Medanos Community
          Development Project Tax
          Allocation
          4.625%, due 8/01/21 [AMBAC]..................................... 5,689
  11,995  Pittsburg Redevelopment Agency
          Los Medanos Community
          Development Project Tax
          Allocation
          5.80%, due 8/01/34 [FSA]....................................... 12,479
   2,000  Redding Joint Powers Financing
          Authority Solid Waste and
          Corporation Yard Revenue
          5.00%, due 1/01/23.............................................. 1,854
   8,750  Sacramento County Sanitation
          District Finance Authority
          Revenue
          4.75%, due 12/01/23............................................. 7,863
   8,010  San Joaquin County Public
          Facilities Financing Corp.
          Certificates of Participation
          Capital Facitlities Project
          4.75%, due 11/15/19 [MBIA]...................................... 7,288

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                           SAFECO MUNICIPAL BOND FUND
                              As of June 30, 1999
                                  (Unaudited)

 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
 $25,000  San Joaquin Hills
          Transportation Corridor Agency
          Senior Lien Toll Road Revenue
          5.00%, due 1/01/33........................................... $ 22,673
   3,165  Southern California Public Power
          Authority Power Project Revenue
          (Multiple Projects)
          5.50%, due 7/01/20.............................................. 3,166
   4,085 +Southern California Public Power
          Authority Power Project Revenue
          (Multiple Projects)
          5.50%, due 7/01/20
          (Prerefunded 7/01/00 @ 100)..................................... 4,172

 Colorado - 0.2%
   1,000  Colorado Housing Finance Authority
          Multi-Family Mortgage Revenue
          8.30%, due 10/01/23............................................. 1,107

 District of Columbia - 6.1%
  10,000  District of Columbia General
          Obligation
          5.25%, due 6/01/27 [MBIA]....................................... 9,590
  26,000  Washington Convention Center
          Authority Dedicated Tax Revenue
          4.75%, due 10/01/28 [AMBAC].................................... 22,870

 Florida - 0.5%
   2,750  Mid-Bay Bridge Authority Revenue
          6.05%, due 10/01/22............................................. 2,866

 Georgia - 2.3%
   6,750 +Atlanta Water and Sewage Revenue
          4.50%, due 1/01/18
          (Prerefunded 1/01/04 @ 100)..................................... 6,764
   5,000  Municipal Electric Authority
          Project One Special Obligation
          Fourth Crossover Series
          6.50%, due 1/01/20.............................................. 5,584

 Hawaii - 0.4%
   2,420  Honolulu, Hawaii City and County
          Waste Water System Revenue
          4.75%, due 7/01/28 [FGIC]....................................... 2,149


 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
 Illinois - 5.6%
 $17,500 +Illinois Educational Facilities Authority
          Adjustable Demand Revenue
          (University of Chicago)
          5.70%, due 12/01/25
          (Prerefunded 12/01/03 @ 102)................................. $ 18,685
   5,000  Metropolitan Pier and
          Exposition Authority Mccormick
          Place Convention Complex
          Hospitality Facilities Revenue
          7.00%, due 7/01/26.............................................. 5,829
   4,770  University of Illinois
          Auxiliary Facilities System Revenue
          5.75%, due 4/01/22.............................................. 4,856

 Indiana - 8.1%
     200  Beech Grove Economic
          Development Revenue
          (Westvaco Corp.)
          8.75%, due 7/01/10................................................ 204
  11,000 +East Chicago Elementary School
          Building Corp. First Mortgage
          7.00%, due 1/15/16
          (Prerefunded 1/15/03 @ 102).................................... 12,108
   7,715  Hammond Multi-School Building
          Corp. First Mortgage Revenue
          6.20%, due 7/10/15.............................................. 8,063
  17,550  Indiana State Development
          Finance Authority
          Environmental Revenue
          5.60%, due 12/10/32............................................ 16,493
   6,450 +Indianapolis Gas Utility
          System Revenue
          4.00%, due 6/01/11 [FGIC]
          (Escrowed to Maturity).......................................... 5,881

 Kentucky - 0.7%
   4,000  Louisville and Jefferson
          Counties Metropolitan Sewer
          District Sewer and Drain
          System Revenue
          5.00%, due 5/15/30 [FGIC]....................................... 3,715


                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                           SAFECO MUNICIPAL BOND FUND
                              As of June 30, 1999
                                  (Unaudited)

 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
 Maryland - 1.8%
 $ 5,125  Baltimore Project and Revenue
          (Water Projects)
          5.00%, due 7/01/24 [FGIC].................................... $  4,900
   5,000  Maryland Health and Higher
          Educational Facilities
          Authority Revenue (University
          of Maryland Medical System)
          4.75%, due 7/01/23 [FGIC]....................................... 4,522

 Massachusetts - 2.3%
   5,140  Massachusetts Housing Finance
          Agency Housing Revenue
          6.20%, due 7/01/38 [AMBAC]...................................... 5,384
   2,500  Massachusetts Water Resources
          Authority Revenue
          4.75%, due 12/01/23............................................. 2,204
   4,500 +Massachusetts Water Resources
          Authority Revenue
          6.00%, due 4/01/20
          (Prerefunded 4/01/00 @ 100)..................................... 4,588

 Michigan - 1.3%
   5,250  Detroit Water Supply System
          Revenue
          4.75%, due 7/01/19 [FGIC]....................................... 4,776
   2,000 +University of Michigan
          Hospital Revenue
          6.375%, due 12/01/24
          (Prerefunded 12/01/00 @ 100).................................... 2,070
 Missouri - 1.8%
   4,000  Missouri Health and Education
          Facilities Authority
          Educational Facilities Revenue
          4.75%, due 11/15/37............................................. 3,454
   1,000  Missouri Health and Education
          Facilities Authority
          Educational Facilities Revenue
          5.00%, due 11/15/37............................................... 913
   5,000  University of Missouri System
          Facilities Revenue
          5.80%, due 11/01/27............................................. 5,148

 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
 New Jersey - 0.2%
 $ 1,070 +New Jersey Turnpike Authority Revenue
          10.375%, due 1/01/03
          (Escrowed to Maturity)....................................... $  1,200

 New Mexico - 0.5%
   2,420  Farmington Collateralized
          Pollution Control Revenue
          (Tucson Gas and Electric Co.)
          6.10%, due 1/01/08.............................................. 2,421

 New York - 5.8%
   4,025  Long Island Power Authority
          Electric System General Revenue
          5.25%, due 12/01/26............................................. 3,834
   2,100  New York City Municipal Water
          Finance Authority Water and
          Sewer System Revenue
          5.00%, due 6/15/17 [FGIC]....................................... 2,009
   1,500  New York Dormitory Authority
          State University Educational
          Facilities Revenue
          5.00%, due 7/01/15.............................................. 1,461
   5,500  New York Dormitory Authority
          State University Educational
          Facilities Revenue
          5.25%, due 5/15/15.............................................. 5,470
   4,400  New York Dormitory Authority
          State University Educational
          Facilities Revenue
          7.50%, due 5/15/11.............................................. 5,140
   5,250  New York Dormitory Authority
          State University Educational
          Facilities Revenue
          7.50%, due 5/15/13.............................................. 6,450
   6,500  Urban Development Corp.
          Correctional Facilities Revenue
          5.375%, due 1/01/25............................................. 6,294

 North Carolina - 2.1%
  11,000  North Carolina Eastern Municipal
          Power Agency Power System Revenue
          6.00%, due 1/01/22............................................. 11,122


                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                           SAFECO MUNICIPAL BOND FUND
                              As of June 30, 1999
                                  (Unaudited)

 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
 Oklahoma - 1.1%
 $ 5,590  McGee Creek Authority
          Water Revenue
          6.00%, due 1/01/23 [MBIA].................................... $  6,026

 Pennsylvania - 0.9%
   5,000  Centre County University Area
          Joint Authority Sewer Revenue
          4.75%, due 11/01/20 [MBIA]...................................... 4,538

 South Carolina - 4.6%
     945  Charleston County
          Pollution Control Facilities Revenue
          5.90%, due 8/01/03................................................ 946
   5,500  Pickens and Richland Counties
          Hospital Facilities Revenue
          5.75%, due 8/01/21 [AMBAC]...................................... 5,529
   4,705  Piedmont Municipal Power
          Agency Electric Revenue
          4.75%, due 1/01/25 [MBIA]....................................... 4,189
  15,000  Piedmont Municipal Power Agency
          South Carolina Electric Revenue
          5.25%, due 1/01/21 [MBIA]...................................... 13,685

 Texas - 8.0%
   7,000  Austin Combined Utility Revenue
          4.25%, due 5/15/28 [MBIA]....................................... 5,604
  10,000  Austin Combined Utility
          System Revenue
          12.50%, due 11/15/07 [MBIA].................................... 15,014
      10  Austin Water, Sewer and Electric Revenue
          14.00%, due 11/15/01............................................... 10
   2,910  Austin Water, Sewer and
          Electric Revenue
          14.00%, due 11/15/01............................................ 3,285
      20 +Austin Water, Sewer and
          Electric Revenue
          14.00%, due 11/15/01
          (Escrowed to Maturity)............................................. 23
      30 +Austin Water, Sewer and Electric Revenue
          14.00%, due 11/15/01
          (Prerefunded Various
          Dates/Prices)...................................................... 34

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
 $ 2,000  Houston Water and Sewer
          System Junior Lien Revenue Bond
          5.375%, due 12/01/27 [FGIC].................................. $ 1,961
   4,000  Lower Colorado River Authority
          Junior Lien Revenue
          4.75%, due 1/01/28 [FSA]....................................... 3,550
   4,000  Matagorda County Navigation
          District #1
          5.15%, due 11/01/29 [MBIA] .................................... 3,766
   2,260  Texas Municipal Power
          Agency Revenue
          5.50%, due 9/01/13 [FGIC]...................................... 2,263
   7,500  Waco Texas Health Facilities
          Development Corp.
          Hospital Revenue
          5.00%, due 11/01/25............................................ 6,779

 Utah - 0.4%
   1,900 +Intermountain Power Agency
          Power Supply Revenue
          6.00%, due 7/01/23
          (Prerefunded 7/01/99 @100)..................................... 1,900

 Virginia - 1.5%
   1,005 +Richmond Metropolitan
          Expressway Authority Revenue
          5.60%, due 1/15/13
          (Escrowed to Maturity)......................................... 1,005
   8,000  Upper Occoquan Sewage Authority
          Regional Sewer System Revenue
          4.75%, due 7/01/29 [MBIA]...................................... 7,145

 Washington - 14.1%
   7,000  CDP-King County III Lease
          Revenue (King Street Center Project)
          5.25%, due 6/01/26 [MBIA]...................................... 6,708
  14,680  Central Puget Sound Regional
          Transportation Authority Motor
          Vehicle Tax
          4.75%, due 2/01/28 [FGIC]..................................... 12,987
   5,055  Douglas County Public Utility
          District #1
          Wells Hydroelectric Revenue
          8.75%, due 9/01/18............................................. 6,352

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                           SAFECO MUNICIPAL BOND FUND
                              As of June 30, 1999
                                  (Unaudited)

 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
 $ 2,200 +Douglas County Public Utility
          District #1 Wells Hydroelectric
          Revenue
          8.75%, due 9/01/18
          (Prerefunded 9/01/06 @ 106).................................. $  2,829
   2,500 +Everett School District #2
          Snohomish County Unlimited Tax
          General Obligation
          6.20%, due 12/01/12 [MBIA]
          (Prerefunded 12/01/03 @ 102).................................... 2,724
   2,200  King County Housing Authority
          Pooled Housing Revenue
          6.80%, due 3/01/26.............................................. 2,325
   1,650  King County Limited Tax General
          Obligation (Various Purposes)
          4.75%, due 1/01/19.............................................. 1,503
   2,255  King County Public Hospital
          District #1 Hospital Facilities
          Revenue (Valley Medical Center)
          5.50%, due 9/01/17 [AMBAC]...................................... 2,247
   4,800  Lewis County Public Utility
          District #1 Cowlitz Falls
          Hydroelectric Project Revenue
          6.00%, due 10/01/24............................................. 4,948
   4,000 +Port of Seattle Revenue
          6.00%, due 12/01/14 [AMBAC]
          (Prerefunded 12/01/00 @ 100).................................... 4,122
   2,937  Seattle Housing Authority Low
          Income Housing Revenue
          (Mt. Zion Project)
          6.60%, due 8/20/38.............................................. 3,200
   5,940  Vancouver Washington Housing
          Authority Revenue (Springbrook Square)
          5.65%, due 3/01/31.............................................. 5,728
   3,000  Washington Health Care Facilities
          Authority Revenue (Fred Hutchinson
          Cancer Research Center)
          7.375%, due 1/01/18............................................. 3,186
   8,500 +Washington Public Power Supply
          System Nuclear Project #1 Revenue
          6.00%, due 7/01/17
          (Prerefunded 7/01/00 @ 100)..................................... 8,711

 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
 $ 4,000  Washington Public Power Supply
          System Nuclear Project #2 Revenue
          6.30%, due 7/01/12........................................... $  4,388
   2,610  Washington Public Power Supply
          System Nuclear Project #3 Revenue
          5.50%, due 7/01/18 [AMBAC]...................................... 2,595

 Wisconsin - 0.2%
   1,000  Wisconsin Health and Education
          Facilities Authority Revenue
          6.00%, due 10/01/12 [MBIA]...................................... 1,005

 Wyoming - 3.5%
  18,375  Wyoming Community Development
          Authority Housing Revenue
          5.60%, due 6/01/29............................................. 18,374
                                                                         -------
 TOTAL MUNICIPAL BONDS.................................................. 516,625
                                                                         -------
 CASH EQUIVALENTS - 0.9%
 Investment Companies
   4,897 Federated Tax-Exempt Money Market Fund, Inc................... $  4,897
                                                                         -------
 TOTAL CASH EQUIVALENTS................................................... 4,897
                                                                         -------
 TOTAL INVESTMENTS - 98.8%.............................................. 521,522
 Other Assets, less Liabilities........................................... 6,397
                                                                         -------
 NET ASSETS............................................................ $527,919
                                                                         =======


--------------------------------------------------------------------------------
+ Prerefunded bonds are collateralized by securites (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.
* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

Municipal Bond Investors Assurance Corp. [MBIA]......................... 17.0%
Financial Guaranty Insurance Corp. [FGIC]............................... 10.4
AMBAC Indemnity Corp. [AMBAC]............................................ 9.3
Financial Security Assurance, Inc. [FSA]................................. 3.1
                                                                         -----
                                                                         39.7%
                                                                         =====


                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                            SAFECO Washington State
                              Municipal Bond Fund
                                 June 30, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                BEVERLY R. DENNY

                         [PERFORMANCE GRAPH APPEARS HERE]
PERFORMANCE OVERVIEW -- NO-LOAD CLASS

Average Annual Total Return for the
periods ended June 30, 1999
-----------------------------------
1-Year                  1.45%
5-Year                  6.67%
Since inception*        5.31%

                                   Investment Values
                    -----------------------------------------------
                     Washington State          Lehman Brothers
                    Municipal Bond Fund   Long Municipal Bond Index
                         $13,818                   $15,064
                    -----------------------------------------------
03/31/93                  10,000                    10,000
07/31/93                  10,082                    10,137
08/31/93                  10,107                    10,221
09/30/93                  10,350                    10,413
10/31/93                  10,319                    10,423
11/30/93                  10,600                    10,690
12/31/93                  10,723                    10,839
01/31/94                  10,743                    10,859
02/28/94                  10,573                    10,728
03/31/94                  10,789                    11,005
04/30/94                  10,955                    11,135
05/31/94                  10,580                    10,766
06/30/94                   9,988                    10,123
07/31/94                  10,036                    10,201
08/31/94                  10,177                    10,321
09/30/94                  10,003                    10,197
10/31/94                  10,255                    10,459
11/30/94                  10,219                    10,481
12/31/94                   9,971                    10,238
01/31/95                   9,705                     9,923
02/28/95                   9,478                     9,661
03/31/95                   9,855                    10,004
04/30/95                  10,257                    10,444
05/31/95                  10,646                    10,870
06/30/95                  10,700                    11,000
07/31/95                  10,669                    10,995
08/31/95                  11,101                    11,463
09/30/95                  10,898                    11,252
10/31/95                  10,965                    11,310
11/30/95                  11,107                    11,469
12/31/95                  11,186                    11,559
01/31/96                  11,428                    11,839
02/29/96                  11,693                    12,144
03/31/96                  11,815                    12,333
04/30/96                  11,864                    12,386
05/31/96                  11,755                    12,235
06/30/96                  11,528                    12,011
07/31/96                  11,465                    11,963
08/31/96                  11,488                    11,969
09/30/96                  11,621                    12,154
10/31/96                  11,739                    12,274
11/30/96                  11,705                    12,258
12/31/96                  11,934                    12,530
01/31/97                  12,038                    12,683
02/28/97                  12,244                    12,956
03/31/97                  12,175                    12,878
04/30/97                  12,105                    12,852
05/31/97                  12,223                    12,991
06/30/97                  12,014                    12,766
07/31/97                  12,168                    12,917
08/31/97                  12,367                    13,168
09/30/97                  12,501                    13,336
10/31/97                  12,917                    13,822
11/30/97                  12,760                    13,638
12/31/97                  12,920                    13,834
01/31/98                  12,993                    13,953
02/28/98                  13,076                    14,077
03/31/98                  13,263                    14,335
04/30/98                  13,385                    14,488
05/31/98                  13,404                    14,481
06/30/98                  13,425                    14,501
07/31/98                  13,327                    14,423
08/31/98                  13,561                    14,706
09/30/98                  13,621                    14,769
10/31/98                  13,661                    14,803
11/30/98                  13,870                    15,068
12/31/98                  14,058                    15,277
01/31/99                  13,996                    15,228
02/28/99                  14,044                    15,306
03/31/99                  14,058                    15,321
04/30/99                  14,182                    15,472
05/31/99                  14,117                    15,407
06/30/99                  13,818                    15,064

* The Fund's inception was March 18, 1993. Graph and average annual return comparison begins March 31, 1993.
The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
   six- and 12-month returns at -2.51%, -1.68% and 1.98%, respectively.
   This is a national index. The difference in the Fund and the Index's performance is due to the fact the Index has no expenses, cash holdings or call features.
    I continue to look for long bonds that represent value in the market and for opportunities to improve call protection. I do not try to position the portfolio based on interest rate predictions.

Beverly R. Denny

--------------------------------------------------------------------------------

Beverly R. Denny came to SAFECO in 1991. She holds an MBA from the University of Virginia and a BS in finance/economics from Babson College. She is a Chart-ered Financial Analyst.
    The Fund outperformed Lipper, Inc.'s Washington State Municipal Fund average for the quarter, six- and 12-months ended June 30, 1999. This performance can be partially attributed to our large holdings in the housing sector, which was the second-best performing category year-to-date, according to the Lehman Revenue Bond Index.
    For the quarter, half and full year, the Washington Municipal Bond Fund re-turned -2.10%, -1.71% and 1.45%, respectively. The peer group of eight deliv-ered -2.43%, -1.67% and 1.45%, respectively.
    Lehman Brothers Long Municipal Bond Index shows three-,

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                   HIGHLIGHTS

  Current Yield (30-day)...... 4.58%
  Weighted Average Maturity... 23.6 years


TOP FIVE
TYPES OF                                  Percent of
BONDS                                     Net Assets
-----------------------------------------------------
Housing (Multi-Family).........................  24%
Local General Obligaton - Limited Tax..........  18
Hospital.......................................  14
University Revenue.............................  11
Utilities - Water..............................   9

TOP FIVE                                  Percent of
HOLDINGS                                  Net Assets
-----------------------------------------------------
Renton Limited Tax General Obligation....    4.7%
Vancouver Washington Housing Authority
 Revenue (Clark County)..................    4.5
Vancouver Washington Housing Authority
 Revenue (Springbrook Square)............    4.4
King County Housing Authority Pooled
 Housing Revenue.........................    4.1
Washington Higher Education Facilities
 Authority Revenue and Refunding Revenue
 (Gonzaga University Project)............    4.1

Credit Rating Distribution
As a Percent of Net Assets
--------------------------------------------------------------------------------

                       [PERFORMANCE GRAPH APPEARS HERE]

Credit Rating Distribution
As a Percent of Net Assets
----------------------------
1. AAA...............    48%
2. AA................    30%
3. A.................    14%
4. Not Rated.........     4%
5. Cash & Other......     4%
                       -----
                        100%
                       -----
                       -----

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                  SAFECO Washington State Municipal Bond Fund
                              As of June 30, 1999
                                  (Unaudited)

                       SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
 MUNICIPAL BONDS* - 96.4%

 Washington - 96.4%
   $300  Bellingham Housing Authority
         Revenue (Cascade Meadows)
         5.20%, due 11/01/27 [MBIA].................................... $  287
    100  Kent Limited Tax General
         Obligation
         5.75%, due 12/01/26 [MBIA]....................................... 102
    300  King County Housing Authority
         Pooled Housing Revenue
         6.80%, due 3/01/26............................................... 317
    250  King County Limited Tax General
         Obligation (Various Purposes)
         4.75%, due 1/01/19............................................... 228
    200  King County Public Hospital
         District #1 Hospital Facilities Revenue
         (Valley Medical Center)
         5.25%, due 9/01/15 [AMBAC]....................................... 196
    200  Kitsap County School District
        #401 Unlimited Tax General Obligation
         (Central Kitsap)
         5.50%, due 12/01/11.............................................. 206
    100  Kitsap County Sewer Revenue
         5.75%, due 7/01/16 [MBIA]........................................ 103
    250  Klickitat County Public Utility
         District #1 Electric Revenue
         5.75%, due 10/01/27 [FGIC]....................................... 254
    100  Lewis County Public Utility
         District #1 Cowlitz Falls
         Hydroelectric Project Revenue
         6.00%, due 10/01/24.............................................. 103
    200  Municipality of Metropolitan
         Seattle General Obligation
         5.65%, due 1/01/20............................................... 202
    350  Renton Limited Tax General Obligation
         5.75%, due 12/01/17 [MBIA]....................................... 361

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
   $200  Seattle Drainage and Wastewater
         Utility Improvement Revenue
         5.00%, due 11/01/27........................................... $  184
    175  Seattle Drainage and Wastewater
         Utility Improvement Revenue
         5.25%, due 12/01/25 [MBIA]....................................... 167
    250  Seattle Housing Authority Low Income
         Housing Revenue (Mt. Zion Project)
         6.60%, due 8/20/38............................................... 272
    300  Seattle Municipal Light and Power Revenue
         5.00%, due 7/01/20............................................... 282
    300  Seattle Water System Revenue
         5.00%, due 10/01/27 [FGIC]....................................... 277
    200  Seattle Water System Revenue
         5.25%, due 12/01/23.............................................. 191
    300  Spokane County General Obligation
         5.10%, due 12/01/18.............................................. 289
    100  Tacoma Solid Waste Utilities Revenue
         5.50%, due 12/01/19 [AMBAC]...................................... 100
    200  Tukwila Limited Tax General Obligation
         5.90%, due 1/01/14............................................... 209
    350  Vancouver Washington Housing
         Authority Revenue (Clark County)
         5.50%, due 3/01/28............................................... 346
    350  Vancouver Washington Housing
         Authority Revenue (Springbrook Square)
         5.65%, due 3/01/31............................................... 337

                      SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                  SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
                              As of June 30, 1999
                                  (Unaudited)

                       SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
   $200 +Washington Health Care Facilities
         Authority Revenue (Franciscan
         Health System/St. Joseph Hospital, Tacoma)
         5.625%, due 1/01/13 [MBIA]
         (Escrowed to Maturity)........................................ $  203
    150  Washington Health Care Facilities
         Authority Revenue (Grays Harbor
         Medical Center)
         5.90%, due 7/01/23
         [Asset Guaranty]................................................. 153
    250  Washington Health Care
         Facilities Authority Revenue
         (Highline Community Hospital)
         5.00%, due 8/15/21 [Asset Guaranty].............................. 229
    200  Washington Health Care
         Facilities Authority Revenue
         (Northwest Hospital, Seattle)
         5.75%, due 11/15/23 [AMBAC]...................................... 202
    100 +Washington Health Care
         Facilities Authority Revenue
         (Swedish Hospital Medical System)
         6.30%, due 11/15/22 (Prerefunded 11/15/02 @ 102)................. 108
    250  Washington Higher Education
         Facilities Authority Revenue
         (Pacific Lutheran University Project)
         5.70%, due 11/01/26
         [Connie Lee]..................................................... 252
    350  Washington Higher Education
         Facilities Authority Revenue and Refunding
         Revenue (Gonzaga University Project)
         4.75%, due 4/01/22 [MBIA]........................................ 314
    325  Washington State Housing
         Finance Commission Housing and Nonprofit
         Revenue (Seattle University
         Auxiliary Service Project)
         5.30%, due 7/01/31............................................... 301

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
   $250  Washington State Housing
         Finance Commission Revenue
         (Horizon House Project)
         6.125%, due 7/01/27 [Asset Guaranty].......................... $  263
    200  Washington State Various
         Purpose General Obligation
         5.25%, due 1/01/19............................................... 194
    200  Yakima-Tieton Irrigation District Revenue
         6.20%, due 6/01/19 [FSA]......................................... 213
                                                                          ----
 TOTAL MUNICIPAL BONDS.................................................. 7,447
                                                                         -----
 CASH EQUIVALENTS - 2.6%
 Investment Companies
    201  Federated Tax-Exempt Money Market Fund, Inc. .................... 201
                                                                          ----
 TOTAL CASH EQUIVALENTS................................................... 201
                                                                          ----
 TOTAL INVESTMENTS--99.0%............................................... 7,648
 Other Assets, less Liabilities............................................ 80
                                                                         -----
 NET ASSETS............................................................ $7,728
                                                                         =====

-------------------------------------------------------------------------------

+ Prerefunded bonds are collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.
* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

Municipal Bond Investors Assurance Corp. [MBIA]........................ 20.1%
Financial Guaranty Insurance Corp. [FGIC]..............................  6.9
AMBAC Indemnity Corp. [AMBAC]..........................................  6.5
Financial Security Assurance, Inc. [FSA]...............................  2.8
Asset Guaranty Insurance Co............................................  8.4
Connie Lee Insurance Co................................................  3.3
                                                                        -----
                                                                        48.1%
                                                                        =====


                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                            SAFECO Intermediate-Term
                              Municipal Bond Fund
                                 June 30, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


[PHOTO OF MARY V. METASTASIO]

                               MARY V. METASTASIO

                       [PERFORMANCE GRAPH APPEARS HERE]
PERFORMANCE OVERVIEW -- NO-LOAD CLASS

Average Annual Total Return for the
periods ended June 30, 1999
-----------------------------------
1-Year                   2.29%
5-Year                   5.56%
Since Inception*         4.96%

                                         Investment Values
                                -------------------------------------
                                Intermediate-Term    Lehman Brothers
                                   Municipal         7-Year Municipal
                                   Bond Fund            Bond Index
                                    $13,532              $14,063
                                -------------------------------------
06/30/93                            10,000                10,000
07/31/93                            10,021                10,062
08/31/93                            10,062                10,092
09/30/93                            10,222                10,277
10/31/93                            10,204                10,278
11/30/93                            10,414                10,461
12/31/93                            10,575                10,575
01/31/94                            10,627                10,602
02/28/94                            10,534                10,508
03/31/94                            10,719                10,701
04/30/94                            10,846                10,816
05/31/94                            10,576                10,581
06/30/94                            10,241                10,299
07/31/94                            10,284                10,375
08/31/94                            10,362                10,427
09/30/94                            10,327                10,408
10/31/94                            10,455                10,555
11/30/94                            10,528                10,610
12/31/94                            10,340                10,509
01/31/95                            10,152                10,403
02/28/95                             9,931                10,251
03/31/95                            10,117                10,407
04/30/95                            10,347                10,601
05/31/95                            10,625                10,840
06/30/95                            10,749                10,953
07/31/95                            10,797                10,982
08/31/95                            11,105                11,274
09/30/95                            11,059                11,265
10/31/95                            11,186                11,408
11/30/95                            11,301                11,543
12/31/95                            11,341                11,587
01/31/96                            11,470                11,688
02/29/96                            11,587                11,816
03/31/96                            11,656                11,879
04/30/96                            11,776                11,994
05/31/96                            11,762                11,953
06/30/96                            11,569                11,837
07/31/96                            11,548                11,816
08/31/96                            11,513                11,798
09/30/96                            11,563                11,889
10/31/96                            11,709                11,988
11/30/96                            11,728                11,994
12/31/96                            11,818                12,102
01/31/97                            11,950                12,233
02/28/97                            12,140                12,437
03/31/97                            12,093                12,399
04/30/97                            12,115                12,444
05/31/97                            12,216                12,547
06/30/97                            12,065                12,386
07/31/97                            12,098                12,450
08/31/97                            12,268                12,607
09/30/97                            12,396                12,728
10/31/97                            12,686                13,023
11/30/97                            12,565                12,931
12/31/97                            12,721                13,068
01/31/98                            12,777                13,145
02/28/98                            12,821                13,191
03/31/98                            13,000                13,353
04/30/98                            13,092                13,493
05/31/98                            13,091                13,505
06/30/98                            13,091                13,505
07/31/98                            13,005                13,427
08/31/98                            13,196                13,624
09/30/98                            13,228                13,663
10/31/98                            13,267                13,708
11/30/98                            13,457                13,916
12/31/98                            13,602                14,096
01/31/99                            13,627                14,117
02/28/99                            13,634                14,155
03/31/99                            13,692                14,185
04/30/99                            13,835                14,392
05/31/99                            13,784                14,311
06/30/99                            13,532                14,063

* The Fund's inception was March 18, 1993. Graph and average annual return comparison begins March 31,1993.
The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when re

    The SAFECO Intermediate-Term Municipal Bond Fund returned -1.72% for the three months, -1.17% for the six months and 2.29% for the 12 months ending June 30, 1999. The Lehman Brothers 7-year Index figures were -
1.70%, -0.87% and 2.92%, respectively, for the three periods. The coin-ciding Lipper, Inc. averages for intermediate-term municipal bond funds were -1.75%, -1.27% and 1.95%.
    While the Fund was ahead of the peer group for all periods, it lagged the Index, due to the fact that the fund has expenses and cash flow while the Index does not.
       The intermediate municipal bond market, like all debt markets, fell during the first six months of 1999, and the second quarter was worse than the first. That's the bad news.
The silver lining in this cloud was that the much weaker market made conditions attractive for selling some shorter-maturity bonds and replacing them with longer, higher-yielding bonds. We benefited from the drop in prices as the shorter bonds fell less than the longer ones we were buying.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


    We sold several smaller pieces to buy some Seattle GO 5.375% due 12/1/10, and some Philadelphia Parking Authority 4.875% due 9/1/09. I plan to continue in this vein to further extend the maturity of the Fund from 6.4 years at June 30 to about seven years.

Mary V. Metastasio
--------------------------------------------------------------------------------

Mary V. Metastasio joined SAFECO's investment department in 1985 as a securi-ties analyst and began managing the SAFECO Intermediate-Term Municipal Bond Fund in 1996. She holds a BA in Dramatic Art from Whitman College and an MBA from the University of Washington. Metastasio is chairman of the National Federation of Municipal Analysts.
                                   HIGHLIGHTS


  Current Yield (30-day)........ 3.59%
  Weighted Average Maturity..... 6.4 years


                                                                      Percent of
TOP FIVE HOLDINGS                                                     Net Assets
--------------------------------------------------------------------------------
North Carolina Municipal Power Agency #1 Catawba Electric Revenue......... 5.3%
New York State Housing Finance Agency Health Facilities Revenue........... 5.1
Mississippi Hospital Equipment and Facilities Authority Revenue
 (Mississippi Baptist Medical Center)..................................... 4.2
Oklahoma Industries Authority Health Facilities Revenue (Sisters of Mercy
 Health System, St. Louis, Inc.).......................................... 4.2
Trinity River Authority Revenue (Tarrant County Water Project)............ 4.2

                                                                      Percent of
TOP FIVE STATES                                                       Net Assets
--------------------------------------------------------------------------------
Washington.................................................................. 20%
Illinois.................................................................... 16
New York.................................................................... 11
Texas....................................................................... 10
California..................................................................  8

Credit Rating Distribution
As a Percent of Net Assets
--------------------------------------------------------------------------------


                       [PERFORMANCE GRAPH APPEARS HERE]

Credit Rating Distribution
As a Percent of Net Assets
----------------------------
1. AAA...............    63%
2. AA................    15%
3. A.................    14%
4. BBB...............    10%
5. Cash & Other......    -2%
                       -----
                        100%
                       -----
                       -----

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                  SAFECO Intermediate-TermMunicipal Bond Fund
                              As of June 30, 1999
                                  (Unaudited)

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
 MUNICIPAL BONDS* - 99.3%

 California - 7.5%
   $220  Pleasanton Joint Powers Financing
         Authority Reassessment Revenue
         5.80%, due 9/02/02............................................. $  228
    380 +Sacramento Municipal Utility
         District Electric Revenue
         5.50%, due 2/01/11 (Escrowed to Maturity)......................... 393
    500  Santa Margarita Dana Point
         Authority Revenue
         5.375%, due 8/01/04[MBIA]......................................... 525
 Connecticut - 3.6%
    100  Connecticut Housing Finance
         Authority Housing Mortage
         Finance Program
         5.40%, due 5/15/03................................................ 103
    400  East Haven Connecticut
         General Obligation
         6.50%, due 9/01/05[FGIC].......................................... 440
 District of Columbia - 3.1%
    285  District of Columbia
         General Obligation
         5.30%, due 6/01/03................................................ 290
     15 +District of Columbia
         General Obligation
         5.30%, due 6/01/03 (Escrowed to Maturity).......................... 15
    140  District of Columbia
         General Obligation
         5.75%, due 6/01/03................................................ 145
     10 +District of Columbia
         General Obligation
         5.75%, due 6/01/03 (Escrowed to Maturity).......................... 10
 Georgia - 0.7%
    100  Georgia Municipal Electric
         Authority General Power Revenue
         5.75%, due 1/01/03................................................ 104

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
 Illinois - 16.1%
   $500  Chicago Illinois Project Series A
         5.25%, due 1/01/10 [FGIC]...................................... $  506
    300  Illinois Health Facilities
         Authorities Revenue
         (Masonic Medical Center)
         5.20%, due 10/01/03............................................... 305
    500  Joliet Waterworks and Sewage Revenue
         7.00%, due 1/01/05 [FGIC]......................................... 555
    500  Metropolitan Pier and Exposition
         Authority McCormick Place
         Expansion Project
         5.50%, due 6/15/03 [MBIA]......................................... 518
     65  Metropolitan Pier and Exposition
         Authority McCormick Place
         Expansion Project
         5.90%, due 6/15/03................................................. 68
     35 +Metropolitan Pier and Exposition
         Authority McCormick Place
         Expansion Project
         5.90%, due 6/15/03 (Escrowed to Maturity).......................... 37
    400  Peoria General Obligation
         5.00%, due 1/01/06 [FGIC]......................................... 404
 Indiana - 1.4%
    100  Indiana Bond Bank State Revolving Fund Program
         5.90%, due 2/01/03................................................ 105
    100  Indianapolis Local Public
         Improvement Bond Bank
         Transportation Revenue
         5.80%, due 7/01/03................................................ 105
 Kentucky - 3.4%
    500  Kentucky State Property and
         Buildings Commission Revenue
         5.50%, due 9/01/04................................................ 520
 Louisiana - 0.6%
     85  Louisana Public Facilities Authority
         Student Loan Revenue
         6.20%, due 3/01/01................................................. 87

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                  SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND
                              As of June 30, 1999
                                  (Unaudited)

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
 Maine - 2.1%
   $300  Maine Munipal Bond Bank
         5.00%, due 11/01/09 [FSA]...................................... $  301
 Massachusetts - 2.7%
    400  Massachusetts Water Resources
         Authority General Revenue
         5.25%, due 12/01/08............................................... 407
 Mississippi - 4.1%
    600  Mississippi Hospital Equipment and
         Facilities Authority Revenue
         (Mississippi Baptist Medical Center)
         5.40%, due 5/01/04 [MBIA]......................................... 618
 New Jersey - 0.6%
     90  New Jersey Housing and Mortgage
         Finance Agency Housing Revenue
         6.00%, due 11/01/02................................................ 93
 New York - 10.4%
    100  Metropolitan Transportation
         Authority Transit Facilities Service
         Contract Revenue
         5.375%, due 7/01/02............................................... 103
    400  New York City Municipal Water
         Finance Authority Water and Sewer
         System Revenue
         5.00%, due 6/15/03................................................ 407
    700  New York State Housing
         Finance Agency Health Facilities Revenue
         6.375%, due 11/01/04.............................................. 751
    300  Port Authority New York &
         New Jersey Consolidated Revenue
         5.00%, due 10/01/09 [FGIC]........................................ 302
 North Carolina - 6.7%
    210  North Carolina Eastern Municipal
         Power Agency System Revenue
         5.50%, due 1/01/02................................................ 212
    800  North Carolina Municipal
         Power Agency #1 Catawba Electric Revenue
         4.10%, due 1/01/05 [AMBAC]........................................ 781

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
 Oklahoma - 3.8%
   $600 +Oklahoma Industries Authority Health
         Facilities Revenue (Sisters of
         Mercy Health System, St. Louis, Inc.)
         5.20%, due 6/01/05
         (Escrowed to Maturity)......................................... $  616
 Pennsylvania - 3.4%
    500  Philadelphia Parking Authority
         Airport Parking Revenue
         4.875%, due 9/01/09 [FSA]......................................... 494
 Texas - 9.4%
    250  Austin Combined Utility Systems Revenue
         5.25%, due 11/15/06............................................... 264
    100 +Coastal Bend Health Facility
         Development Corp. Health Services
         Revenue (Incarnate Word)
         5.70%, due 1/01/03 [AMBAC]
         (Escrowed to Maturity)............................................ 104
    100  Houston Water and Sewer System
         Junior Lien Revenue
         5.75%, due 12/01/02............................................... 104
    350  Socorro Independent School District
         Unlimited Tax General Obligation
         5.80%, due 2/15/11................................................ 366
    600 +Trinity River Authority Revenue
         (Tarrant County Water Project)
         5.25%, due 2/01/05 [AMBAC]
         (Partially Prerefunded 2/01/03 @ 100)............................. 612
 Washington - 19.8%
    400  Clark County Public Utility District #1
         Generating System Revenue
         6.00%, due 1/01/07 [FGIC]......................................... 427
    360  King County Housing Authority
         Pooled Housing Revenue
         4.70%, due 7/01/08................................................ 352
    500  Seattle Library Facilities
         5.375%, due 12/01/10.............................................. 515

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                  SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND
                              As of June 30, 1999
                                  (Unaudited)

 PRINCIPAL
 AMOUNT (000's)                                                  VALUE (000's)
-------------------------------------------------------------------------------
   $500 +Snohomish and Island Counties
         School District #401 General
         Obligation (Stanwood)
         5.90%, due 12/15/11 [MBIA]
         (Prerefunded 12/15/05 @ 100).................................. $   537
    500  Tacoma Electric System Revenue
         5.80%, due 1/01/04 [FGIC]......................................... 525
    100  Washington Health Care Facilities
         Authority Revenue (Empire Health
         Service, Spokane)
         5.50%, due 11/01/03 [MBIA]........................................ 104
    300  Washington Public Power Supply
         System Nuclear Project #2 Revenue
         4.80%, due 7/01/04................................................ 302
    200  Washington Public Power Supply
         System Nuclear Project #2 Revenue
         5.30%, due 7/01/02................................................ 205
                                                                         ------
 TOTAL MUNICIPAL BONDS.................................................. 14,966
                                                                         ------
 CASH EQUIVALENTS - 3.9%
 Investment Companies
    570  Federated Tax-Exempt
         Money Market Fund, Inc............................................ 570
                                                                         ------
 TOTAL CASH EQUIVALENTS.................................................... 570
                                                                         ------
 TOTAL INVESTMENTS - 103.2%............................................. 15,536
 Other Assets, less Liabilities........................................... (857)
                                                                         ------
 NET ASSETS............................................................ $14,679
                                                                        =======


--------------------------------------------------------------------------------
+ Prerefunded bonds are collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.
* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

 MBIA:  Municipal Bond Investors
        Assurance Corp. ................................................. 14.8%
 FGIC:  Financial Guaranty
        Insurance Corp. ................................................. 20.3
 AMBAC: AMBAC Indemnity Corp. ............................................ 9.6
 FSA:   Financial Security
        Assurance, Inc. .................................................. 5.1
                                                                         -----
                                                                          49.9%
                                                                         =====


                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGER
                      SAFECO Insured Municipal Bond Fund
                                 June 30, 1999

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------



                               STEPHEN C. BAUER

                         [PERFORMANCE GRAPH APPEARS HERE]
PERFORMANCE OVERVIEW -- NO-LOAD CLASS

Average Annual Total Return for the
periods ended June 30, 1999
-----------------------------------
1-Year                  0.56%
5-Year                  7.47%
Since inception*        5.56%

                                        Investment Values
                    -------------------------------------------------------
                     Insured Municipal            Lehman Brothers
                         Bond Fund        Long Insured Municipal Bond Index
                         $14,025                      $14,913
                    -------------------------------------------------------
06/30/93                  10,000                    10,000
07/31/93                  10,054                    10,146
08/31/93                  10,080                    10,239
09/30/93                  10,312                    10,430
10/31/93                  10,217                    10,438
11/30/93                  10,555                    10,710
12/31/93                  10,716                    10,849
01/31/94                  10,720                    10,861
02/28/94                  10,482                    10,719
03/31/94                  10,764                    10,992
04/30/94                  10,908                    11,117
05/31/94                  10,453                    10,726
06/30/94                   9,780                    10,061
07/31/94                   9,826                    10,152
08/31/94                   9,946                    10,275
09/30/94                   9,781                    10,152
10/31/94                  10,133                    10,430
11/30/94                  10,086                    10,433
12/31/94                   9,769                    10,183
01/31/95                   9,482                     9,872
02/28/95                   9,287                     9,647
03/31/95                   9,642                     9,983
04/30/95                  10,042                    10,430
05/31/95                  10,564                    10,851
06/30/95                  10,619                    10,977
07/31/95                  10,544                    10,973
08/31/95                  11,163                    11,440
09/30/95                  10,845                    11,220
10/31/95                  10,878                    11,268
11/30/95                  11,039                    11,424
12/31/95                  11,115                    11,507
01/31/96                  11,420                    11,800
02/29/96                  11,800                    12,109
03/31/96                  11,991                    12,302
04/30/96                  11,995                    12,366
05/31/96                  11,849                    12,194
06/30/96                  11,569                    11,950
07/31/96                  11,470                    11,891
08/31/96                  11,480                    11,894
09/30/96                  11,645                    12,078
10/31/96                  11,794                    12,200
11/30/96                  11,750                    12,182
12/31/96                  12,046                    12,461
01/31/97                  12,138                    12,610
02/28/97                  12,456                    12,894
03/31/97                  12,299                    12,804
04/30/97                  12,152                    12,759
05/31/97                  12,280                    12,893
06/30/97                  12,051                    12,649
07/31/97                  12,262                    12,800
08/31/97                  12,484                    13,056
09/30/97                  12,663                    13,211
10/31/97                  13,227                    13,716
11/30/97                  12,966                    13,502
12/31/97                  13,136                    13,695
01/31/98                  13,242                    13,787
02/28/98                  13,336                    13,875
03/31/98                  13,614                    14,226
04/30/98                  13,733                    14,389
05/31/98                  13,698                    14,362
06/30/98                  13,689                    14,381
07/31/98                  13,558                    14,280
08/31/98                  13,886                    14,589
09/30/98                  13,946                    14,651
10/31/98                  13,976                    14,678
11/30/98                  14,256                    14,973
12/31/98                  14,491                    15,199
01/31/99                  14,369                    15,147
02/28/99                  14,442                    15,232
03/31/99                  14,418                    15,232
04/30/99                  14,630                    15,380
05/31/99                  14,503                    15,298
06/30/99                  14,025                    14,913

* The Fund's inception was March 18, 1993. Graph and average annual return comparison begins March 31, 1993.
The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
    The SAFECO Insured Municipal Bond Fund underperformed its peers for the three and six months ended June 30, 1999, returning -3.21% and -2.73% to - 2.50% and -2.04%, the respective Lipper, Inc. averages for insured muni funds. The one-year performance number, 0.56%, was positive, but still below the peer group average of 1.12%.
    Lehman Brothers Long Insured Municipal Bond Index shows three-, six- and 12-month returns at -2.85%,-2.10% and 1.78%, respectively.
    It's not surprising the Fund was below the Index and near the bottom of its peer group. As has been the case in other declining markets, the Fund's longer than average maturity structure and fully invested philosophy causes it to lag when rates rise. In spite of this, the long-term performance of the In-sured Municipal Bond Fund is still excellent and for the two-, three-, and five-year periods ending June 30, the Fund ranked in the top decile when com-pared to other insured municipal funds by Lipper, Inc. (While the Fund was 38 of 48 insured funds for the one-year period, it was 3 of 47 for the two years, 3 of 44 for the three and 2 of 32 funds for the five years.)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    I took advantage of the declining market. In April, I sold Detroit Sewer Revenue 5.00% due 7/1/27 and bought Central Puget Sound Regional Transportation Authority 4.75% due 2/1/28. By doing so, we picked up 2 basis points (2/100 of 1%) of yield and over four points of call protection. This was the first oppor-tunity in many months to do this type of swap without giving up yield. If rates drop to 5% or lower and refinancing resumes, the additional call protection should enable the Central Puget Sound bonds to outperform.

Stephen C. Bauer
--------------------------------------------------------------------------------
Stephen C. Bauer joined SAFECO in 1971 as a fixed-income analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management Company. Bauer holds a BS in microbiology and an MBA from the University of Washington.

                                   HIGHLIGHTS

  Current Yield (30-day)...........  4.42%
  Weighted Average Maturity........  24.2 years


                                                                      Percent of
TOP FIVE HOLDINGS                                                     Net Assets
--------------------------------------------------------------------------------
Upper Occoquan Sewage Authority
 Regional Sewer System Revenue............................................ 5.1%
Washington Convention Center Authority
 Dedicated Tax Revenue.................................................... 4.8
Gulf Environment Services, Inc. Water and
 Sewer Revenue............................................................ 4.0
University of Michigan Hospital Revenue
 (St. John Health System)................................................. 4.0
Allegheny County Hospital Development
 Authority Revenue (Catholic Health East)................................. 3.9


                                                                      Percent of
TOP FIVE STATES                                                       Net Assets
--------------------------------------------------------------------------------
Washington................................................................. 16%
Massachusetts.............................................................. 13
Pennsylvania................................................................ 8
Michigan.................................................................... 7
California.................................................................. 7

Credit Rating Distribution
As a Percent of Net Assets
--------------------------------------------------------------------------------

                       [PERFORMANCE GRAPH APPEARS HERE]

Credit Rating Distribution
As a Percent of Net Assets
----------------------------
1. AAA...............    94%
2. Cash & Other......     6%
                       -----
                        100%
                       -----
                       -----

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                       SAFECO Insured Municipal Bond Fund
                              As of June 30, 1999
                                  (Unaudited)

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
 MUNICIPAL BONDS* - 93.9%
 Alabama - 6.2%
  $  600 +Alabama Agriculture and
          Mechanical University Revenue
          5.50%, due 11/01/20 [MBIA]
          (Prerefunded 11/01/05 @ 102).................................. $  640
     750  Jefferson County Sewer
          Revenue 5.70%, due 2/01/20 [FGIC]................................ 765
 California - 6.6%
     385  Fresno Sewer System Revenue
          4.50%, due 9/01/23 [AMBAC]....................................... 334
     600  Los Angeles County Sanitation
          District Financing Authority Revenue
          (Capital Projects)
          5.25%, due 10/01/19 [MBIA]....................................... 591
     650  Los Angeles Wastewater System
          Revenue
          4.70%, due 11/01/19 [FGIC]....................................... 591
 District of Columbia - 4.8%
   1,250  Washington Convention Center
          Authority Dedicated Tax Revenue
          4.75%, due 10/01/28 [AMBAC].................................... 1,100
 Florida - 4.0%
   1,000  Gulf Environment Services, Inc.
          Water and Sewer Revenue
          5.00%, due 10/01/27 [MBIA]....................................... 919
 Indiana - 3.1%
     100 +Indiana Municipal Power Agency
          Power Supply System Revenue
          6.125%, due 1/01/13 [MBIA]
          (Escrowed to Maturity)........................................... 109
     250  Indiana State Office Building
          Commission Capital Complex
          Revenue
          5.25%, due 7/01/15 [AMBAC]....................................... 244
     350  Indianapolis Gas Utility Revenue
          5.375%, due 6/01/21 [FGIC]....................................... 343

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
 Iowa - 1.1%
  $  250  Marshalltown Pollution Control
          Revenue (Iowa Electric Light and
          Power Co. Project)
          5.50%, due 11/01/23 [MBIA].................................... $  250
  Massachusetts - 13.1%
     750  Massachusetts Bay Transportation
          Authority Revenue
          5.00%, due 3/01/27 [FGIC]........................................ 697
     600  Massachusetts Housing Finance
          Agency Housing Revenue
          6.20%, due 7/01/38 [AMBAC]....................................... 629
     850  Massachusetts Turnpike Authority
          Metropolitan Highway System
          Revenue
          5.125%, due 1/01/23 [MBIA]....................................... 808
   1,000  Massachusetts Water Resources
          Authority Revenue
          4.75%, due 8/01/37 [FSA]......................................... 865
 Michigan - 6.8%
     600 +Huron Valley School District General
          Obligation
          5.75%, due 5/01/22 [FGIC]
          (Prerefunded 5/01/07 @ 100)...................................... 640
   1,000  University of Michigan Hospital
          Revenue (St. John Health System)
          5.00%, due 5/15/28 [AMBAC]....................................... 913
 Minnesota - 1.4%
     350  Minneapolis and St. Paul Housing
          and Redevelopment Authority Health
          Care System Revenue (HealthSpan)
          4.75%, due 11/15/18 [AMBAC]...................................... 322
 New York - 3.8%
     900  Long Island Power Authority
          Electric System Revenue
          5.125%, due 12/01/22 [FSA]....................................... 860

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                       SAFECO INSURED MUNICIPAL BOND FUND
                              As of June 30, 1999
                                  (Unaudited)

 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
 North Carolina - 0.5%
  $  125  North Carolina Eastern
          Municipal Power Agency
          Power System Revenue
          5.50%, due 1/01/17 [FGIC]..................................... $   125
 Pennsylvania - 8.3%
   1,000  Allegheny County Hospital
          Development Authority Revenue
          (Catholic Health East)
          4.875%, due 11/15/26 [AMBAC]...................................... 896
     445  Centre County University
          Area Joint Authority
          Sewer Revenue
          4.75%, due 11/01/20 [MBIA]........................................ 404
     650  Pittsburgh Water and Sewer
          Authority Revenue
          4.75%, due 9/01/16 [FGIC]......................................... 599
 South Carolina - 3.9%
   1,000  Piedmont Municipal Power
          Agency Electric Revenue
          4.75%, due 1/01/25 [MBIA]......................................... 890
 Texas - 5.5%
     750  Austin Combined Utility
          Revenue
          4.25%, due 5/15/28 [MBIA]......................................... 600
     250  Harris County Toll Road
          Unlimited Tax Revenue
          5.50%, due 8/15/21 [FGIC]......................................... 250
     300  Lower Colorado River Authority
          Junior Lien Revenue
          5.625%, due 1/01/17 [FSA]......................................... 303
      10 +Lower Colorado River Authority
          Junior Lien Revenue
          5.625%, due 1/01/17 [FSA]
          (Prerefunded 1/01/15 @ 100)........................................ 10
      95  Sabine River Authority
          Pollution Control Revenue
          (Texas Utilities Electric Co.
          Project)
          6.55%, due 10/01/22 [FGIC]........................................ 101

 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
 Utah - 3.9%
  $1,000  Murray City Hospital Revenue
          (IHC Health Service, Inc.)
          4.75%, due 5/15/20 [MBIA]..................................... $   895
 Virginia - 5.1%
   1,300  Upper Occoquan Sewage
          Authority Regional Sewer
          System Revenue
          4.75%, due 7/01/29 [MBIA]....................................... 1,161
 Washington - 15.6%
     700  CDP-King County Ill Lease
          Revenue (King Street Center
          Project)
          5.25%, due 6/01/26 [MBIA]......................................... 671
   1,000  Central Puget Sound
          Regional Transportation
          Authority Motor Vehicle Tax
          4.75%, due 2/01/28 [FGIC]......................................... 885
     100  King County Public Hospital
          District #1 Hospital
          Facilities Revenue (Valley
          Medical Center)
          5.50%, due 9/01/17 [AMBAC]........................................ 100
     250 +Richland Water and Sewer
          Improvement Revenue
          5.625%, due 4/01/12 [MBIA]
          (Prerefunded 4/01/03 @ 101)....................................... 263
     530  Snohomish County Public
          Utility District #1 Electric
          Revenue
          5.50%, due 1/01/20 [FGIC]......................................... 530
     900  Washington Health Care
          Facilities Authority Revenue
          (Swedish Hospital System)
          5.25%, due 11/15/26 [AMBAC]....................................... 851
     250  Yakima-Tieton Irrigation
          District Revenue
          6.20%, due 6/01/19 [FSA].......................................... 266
                                                                         ------
 TOTAL MUNICIPAL BONDS.................................................. 21,420
                                                                         ------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                       SAFECO INSURED MUNICIPAL BOND FUND
                              As of June 30, 1999
                                  (Unaudited)

 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
 CASH EQUIVALENTS - 5.1%
 Investment Companies
 $1,141 Federated Tax-Exempt Money
        Market Fund, Inc. .............................................. $ 1,141
     20 SEI Tax-Exempt Trust
        Institutional Tax-Free Portfolio..................................... 20
                                                                          ------
 TOTAL CASH EQUIVALENTS................................................... 1,161
                                                                          ------
 TOTAL INVESTMENTS - 99.0%............................................... 22,581
 Other Assets, less Liabilities............................................. 231
                                                                          ------
 NET ASSETS............................................................. $22,812
                                                                          ======

--------------------------------------------------------------------------------

+ Prerefunded bonds are collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.
* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

 MBIA:  Municipal Bond Investors Assurance Corp. ........................ 36.3%
 FGIC:  Financial Guaranty
        Insurance Corp. ................................................. 24.5
 AMBAC: AMBAC Indemnity Corp. ........................................... 23.9
 FSA:   Financial Security
        Assurance, Inc. ................................................. 10.2
                                                                          -----
                                                                          94.9%
                                                                          =====

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGER
                           SAFECO Money Market Fund
                                 June 30, 1999

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                            [PHOTO OF NAOMI URATA]
                                  NAOMI URATA

    SAFECO Money Market Fund returns were at or above the average money market fund for the quarter, six and 12 months ended June 30, according to Lipper, Inc. The Fund returned 1.03%, 2.12% and 4.75%, respectively. The Lipper, Inc. money fund averages for the same respective periods were 1.03%, 2.09% and 4.51%.
    The 12-month return on the Fund was significantly higher than the 2.0% year-over-year increase in the Consumer Price Index as well. I attribute our above-average performance to owning the one-year paper of tier-one issuers with some second-tier ratings, taxable municipal floaters and corporate float-ers, all of which yielded more than 90-day commercial paper.
    The average maturity of the fund is 69 days, longer than the 61-day average maturity of the other funds in my peer group according to IBC Financial Data, Inc. This longer average maturity could hurt the Fund's performance should short-term rates move further upward. I had adopted a longer maturity and added one-year securities before the interest rate outlook changed to increasing rates. The one-year pieces were issued by Deutsche Bank, Goldman Sachs, Heller Financial, and Homeside Lending.
    I added new names after shareholders approved the increase in 144a paper allowed in the Fund. This paper is about 5-10 basis points (5 to 10/100 of 1%) cheaper than similarly rated public issues. New names include CC USA Inc., Dorada Finance and Moat Funding. These are all asset-backed commercial paper programs that commercial banks use to fund their loans. Creating and selling commercial paper, the bank earns the spread between their loans and the com-mercial paper rates. The banks work with the rating agencies to set up diver-sification standards that result in top-tier short-term ratings. I hope to ap-prove additional 144a issuers.
    Regarding the Fund's diversification, assets were diversified among dif-ferent industries so that

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

no more than 25% of assets were invested in any one sector. All the securities purchased had at least two ratings in the top category, giving the Fund a Tier One status. The average maturity of the Fund was no longer than 90 days at any point in time during the quarter and the maturity of individual investments was no longer than 397 days.
    Regarding the short-term fixed-income market, rates held steady in the second quarter until the middle of May. At that time, short-term rates rose sharply from 4.90% to 5.20% in anticipation of the Federal Reserve's 0.25% in-crease in the Fed Funds rate on June 30, 1999. The Fed announced a return to a neutral bias after the meeting. Some economists believe that another rate hike could occur in 1999 or 2000 due to the recovery of the global economy. On the other hand, others believe that the Fed will not raise rates in order to ensure liquidity for the banking system as we approach Y2K. In the meantime, I will attempt to shorten my average maturity and look for more 144a issuers with greater yields than traditional names.

            HIGHLIGHTS

  Weighted Average Maturity.. 69 days
  Total Return (1 year)......   4.75%

Naomi Urata
-------------------------------------------------------------------------------
Naomi Urata joined SAFECO in 1993 as a fixed-income analyst and began managing the SAFECO Money Market Fund in August of 1994. She holds a Masters in Manage-ment from Yale University and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                            SAFECO Money Market Fund
                              As of June 30, 1999
                                  (Unaudited)

 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
 CERTIFICATES OF DEPOSIT -- 16.5%
 Banks (Foreign) - 8.5%
  $10,000 Deutsche Bank
          5.13%, due 4/20/00.......................................... $  9,995
    9,000 Societe Generale, NY
          5.67%, due 8/06/99............................................. 9,000

 Banks (Major Regional) - 3.6%
    8,000 Credit Suisse First Boston
          5.715%, due 7/19/99............................................ 8,000

 Banks (Regional) - 4.5%
   10,000 Dresdner Bank
          5.14%, due 12/02/99........................................... 10,002
                                                                        -------
 TOTAL CERTIFICATES OF DEPOSIT.......................................... 36,996
                                                                        -------

 COMMERCIAL PAPER - 48.1%
 Agricultural Products - 4.5%
   10,000 Cargill, Inc.
          5.70%, due 7/01/99............................................ 10,000

 Banks (Foreign) - 2.2%
    5,000 UBS Finance, Inc.
          4.90%, due 12/22/99............................................ 4,882

 Chemicals - 2.7%
    6,000 Formosa Plastic
          4.90%, due 7/08/99............................................. 5,994

 Financial (Diversified) - 23.8%
    5,390 Associates First Capital Corp.
          5.60%, due 7/01/99............................................. 5,390
    6,000 CC USA, Inc.
          4.93%, due 7/22/99............................................. 5,983
    5,000 CIT Group
          4.94%, due 7/07/99............................................. 4,996
    5,000 Finova Capital
          4.94%, due 7/15/99............................................. 4,990
    6,000 Finova Capital
          4.95%, due 7/13/99............................................. 5,990
    3,000 Moat Funding LLC
          4.98%, due 7/13/99............................................. 2,995
    6,000 Moat Funding LLC
          5.07%, due 7/13/99............................................. 5,990

 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
   $ 2,000 Moat Funding LLC
           5.29%, due 8/02/99......................................... $  1,991
     5,000 PHH Corporation
           5.35%, due 7/01/99............................................ 5,000
     2,000 Salomon Smith Barney
           4.87%, due 7/06/99............................................ 1,999
     8,000 Salomon Smith Barney
           5.25%, due 7/09/99............................................ 7,991

 Trucks & Parts - 3.3%
     6,500 Cooper Associates
           4.93%, due 7/02/99............................................ 6,499
     1,000 Cooper Associates
           5.37%, due 7/16/99.............................................. 998
                                                                         ------
 TOTAL COMMERCIAL PAPER................................................. 81,687
                                                                         ------

 CORPORATE BONDS - 28.9%
 Banks (Regional) - 5.4%
   $12,000 American Express Centurion Bank
           4.95%, due 4/24/00
           Put Date 7/24/99........................................... $ 12,000

 Consumer Finance - 3.5%
     5,000 Countrywide Home Loans, Inc.
           5.195%, due 1/11/00........................................... 5,000
     2,710 Homeside Lending, Inc.
           6.875%, due 5/15/00........................................... 2,746

 Financial (Diversified) - 11.8%
     2,400 Aristar, Inc.
           7.50%, due 7/01/99............................................ 2,400
     3,250 Countrywide Funding Corp.
           8.41%, due 11/17/99........................................... 3,288
     2,000 Heller Financial, Inc.
           5.625%, due 3/15/00........................................... 2,005
     1,000 Heller Financial, Inc.
           6.50%, due 5/15/00............................................ 1,011
     8,100 Morgan Stanley Dean Witter Co.
           5.142%, due 3/13/01
           Put Date 9/13/99.............................................. 8,100
     9,655 Presbyterian Homes & Services
           5.33%, due 12/01/28,
           Put Date 7/02/99.............................................. 9,655

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                            SAFECO MONEY MARKET FUND
                              As of June 30, 1999
                                  (Unaudited)

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
 Health Care (Long-Term Care) - 1.3%
   $ 2,950 Bowie Assisted Living
           5.80%, due 7/01/23
           Put Date 7/01/99........................................... $ 2,950

 Homebuilding - 3.1%
     7,033 Summer Station Apartments, LLC
           5.22%, due 6/01/19
           Put Date 7/01/99............................................. 7,033

 Investment Banking & Brokerage - 10.5%
     3,500 #Goldman Sachs Group, L.P. (144A)
           5.15%, due 4/19/00........................................... 3,500
     8,000 Goldman Sachs Group, L.P.
           5.08%, due 5/12/00
           Put Date 7/15/99............................................. 8,000
     8,000 Lehman Brothers Holdings, Inc.
           5.14875%, due 5/23/01
           Put Date 7/21/99............................................. 8,000
     4,000 Shearson Lehman Brothers Holdings, Inc.
           6.15%, due 3/15/00........................................... 4,014

 Retail (General Merchandise) - 3.6%
     8,000 Racetrac Capital, L.L.C.
           5.22%, due 4/01/18,
           Put Date 7/01/99............................................. 8,000
                                                                        ------
 TOTAL CORPORATE BONDS................................................. 78,048
                                                                        ------
 MUNICIPAL BONDS - 5.8%
 Muni's (States) - 1.0%
       200 Maryland Health and Higher
           Education Facilities Authority
           5.30%, due 7/01/27
           Put Date 7/01/99............................................... 200
     2,085 Maryland Health and Higher
           Education Facilities Authority
           5.45%, due 1/01/28,
           Put Date 7/01/99............................................. 2,085

 Muni's (Taxable) - 6.0%
     1,000 Breckenridge Terrace LLC Tax Revenue
           5.1425%, due 5/01/39
           Put Date 7/01/99............................................. 1,000

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
   $ 2,000 Eagle County Colorado
           Housing Facilities Revenue
           5.142%, due 5/01/39
           Put Date 7/01/99.......................................... $  2,000
     3,600 New Hampshire Business
           Finance Authority Revenue
           5.30%, due 6/01/28
           Put Date 7/01/99............................................. 3,600
     5,000 Village Green Finance Co.
           5.22%, due 11/01/22
           Put Date 7/01/99............................................. 5,000
     2,000 Wake Forest University
           5.22%, due 7/01/17
           Put Date 7/01/99 ............................................ 2,000
                                                                       -------
 TOTAL MUNICIPAL BONDS................................................. 25,540
                                                                       -------

 U.S. GOVERNMENT OBLIGATIONS - 0.2%
 U.S. Federal Agency Notes - 0.2%
   $   500 Federal National Mortgage Association
           5.96%, due 7/23/99........................................ $    500
                                                                       -------
 TOTAL U.S. GOVERNMENT OBLIGATIONS........................................ 500
                                                                       -------
 TOTAL INVESTMENTS - 99.5%............................................ 222,771
 Other Assets, less Liabilities......................................... 1,114
                                                                       -------
 NET ASSETS ......................................................... $223,885
                                                                       =======

--------------------------------------------------------------------------------
If a Put date is indicated, the Fund has a right to sell a specified underlying security at an exercise price equal to the amortized cost of the underlying security plus interest, if any, as of that date.

# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer". The total cost of such securities is $222,771 and the total value is 1.6% of net assets.

Securities with a maturity of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Rates shown are those in effect on 6/30/99. These rates change periodically based on specified market rate or indices.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                       SAFECO Tax-Free Money Market Fund
                                 June 30, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                        [PHOTO OF MARY V. METASTASIO]
                              MARY V. METASTASIO

    The SAFECO Tax-Free Money Market Fund began the second quarter of 1999 with a 7-day yield of 2.67%, and ended it at 2.97%.
    For the three, six and 12 months ended June 30, the Fund returned 0.69%, 1.33% and 2.86%, respectively. This exceeded the average returns of its peer group as measured by Lipper, Inc. for those periods (0.66%, 1.24% and 2.68%, respectively) as well as for the five and ten years ended June 30.
    Across periods, the SAFECO Fund is in the top 25% of all tax-exempt money market funds, according to Lipper, Inc. (For the one, five and ten years ended June 30, the Fund is 18 of 128 funds, 24 of 106 funds and 13 of 68 Funds).
    Tax-exempt money market rates rose in fits and starts as the second quarter unfolded. This was partly due to a $10 billion drop in tax-free assets to $187 billion at quarter end. There were also other economic factors that added to the mix. The first was the annual post-April 15th interest rate pop, as shareholders made redemptions to pay income taxes and demand fell relative to supply.
    In May, things were quiet, in fact, rather dull, as the short-term, tax-ex-empt market prepared for the next annual event, the June

                   HIGHLIGHTS

        [PERFORMANCE GRAPH APPEARS HERE]

       SAFECO Tax-Free Money Market Fund*

Tax Brackets
------------
                Actual Yield............      2.97%
    15%         Tax-Equivalent Yield....      3.49%
    28%         Tax-Equivalent Yield....      4.13%
    31%         Tax-Equivalent Yield....      4.30%
    36%         Tax-Equivalent Yield....      4.64%
    39.6%       Tax-Equivalent Yield....      4.92%
          Three-Month Treasury Bill**
                Taxable Yield...........      4.71%

 * Represents the SAFECO Tax-Free Money Market Fund actual yield on June 30, 1999, and related tax-equivalent yields assuming various shareholder tax brackets. Tax equivalent yield comparisons may vary with market conditions.
** Represents the Three-Month Treasury Bill yield on
   June 30, 1999.

Weighted Average Maturity......... 25.8 years
Current Yield (30-day)............ 4.66%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
note season. (Since many municipalities' fiscal years end on June 30, this is a popular time to issue one-year paper.) There was a special twist to the whole event this year, however, as the market anticipated the June 30 meeting of the Federal Reserve Board. Note deals that were priced late in the month came 0.30% cheaper than deals priced in early June, as the market built in an anticipated increase in short-term rates.
    While we buy some notes, we generally extend the maturity of the SAFECO Tax-Free Money Market Fund using put bonds. These are generally priced more at-tractively than notes, and they are marketed throughout the year. This enables us to avoid traveling with the pack as it moves through the June note season in search of the elusive bargain.
    The structure of our Fund is still the barbell we are so fond of. Current-ly, 67% of the Fund is invested in variable rate demand notes, 29% in put bonds, 3% in municipal notes, and 1% in commercial paper. The only change since March 31 is our small investment in notes and a corresponding decrease in put bonds. Our average maturity has risen one day to 55 days.
    As for the future, I cannot and will not attempt to predict it. I will con-tinue to manage the SAFECO Tax-Free Money Market Fund as I have always, with an eye toward safety as well as value.

Mary V. Metastasio
--------------------------------------------------------------------------------

Mary V. Metastasio joined SAFECO's investment department in 1985 as a securi-ties analyst and began managing the SAFECO Tax-Free Money Market Fund in 1987. She holds a BA in Dramatic Art from Whitman College and an MBA from the Univer-sity of Washington. Metastasio is chairman of the National Federation of Munic-ipal Analysts.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                       SAFECO Tax-Free Money Market Fund
                              As of June 30, 1999
                                  (Unaudited)

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
 MUNICIPAL BONDS - 99.4%
 Alabama - 0.5%
   $  400 North Alabama Environmental
          Import Authority Pollution
          Control Revenue
          3.85%, due 12/01/00
          Put Date 7/01/99............................................. $  400
 Alaska - 3.2%
    2,485 Alaska Industrial Development
          and Export Authority Reveue
          3.60%, due 7/01/01
          Put Date 7/03/99.............................................. 2,485
 Arizona - 3.6%
    1,000 Apache County Industrial
          Development Revenue
          (Tucson Electric Power Co.)
          3.55%, due 12/15/18
          Put Date 7/15/99.............................................. 1,000
      800 Pima County Industrial
          Development Authority Revenue
          (Tucson Electric Power Co.)
          3.55%, due 12/01/22
          Put Date 7/15/99................................................ 800
    1,000 Tucson Industrial Development
          Authority Revenue (Tuscon City
          Center Parking)
          3.825%, due 6/01/15
          Put Date 9/01/99.............................................. 1,000
 California - 2.0%
      700 Regional Airports Improvement
          Revenue (American Airlines, Inc.)
          3.85%, due 12/01/25
          Put Date 7/01/99................................................ 700
      200 Regional Airports Improvement
          Revenue (American Airlines, Inc.)
          Series A
          3.85%, due 12/01/24
          Put Date 7/01/99................................................ 200

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
   $  700 Regional Airports Improvement
          Revenue (American Airlines, Inc.)
          Series C
          3.85%, due 12/01/24
          Put Date 07/01/99........................................... $   700
 District of Columbia - 7.0%
    3,000 District of Columbia Housing
          Finance Agency Multifamily
          Housing Revenue (McClean)
          4.25%, due 12/01/05
          Put Date 9/01/99.............................................. 3,000
    2,500 District of Columbia Revenue
          Supplemental Student Loan
          4.50%, due 7/01/04
          Put Date 7/01/99.............................................. 2,500
 Florida - 3.8%
    2,000 Florida Housing Finance Agency
          Multifamily Housing Revenue
          (Iona Lakes Project)
          3.25%, due 4/01/04
          Put Date 10/01/99............................................. 2,000
    1,000 Putnam County Developement
          Authority Pollution Control Revenue
          3.125%, due 12/15/09
          Put Date 12/15/99............................................. 1,000
 Georgia - 3.7%
    2,920 Marietta Housing Authority
          Multifamily Revenue
          3.20%, due 1/15/09
          Put Date 7/15/99.............................................. 2,920
 Illinois - 18.0%
    3,120 Chicago O'Hare International
          Airport Revenue Series A
          3.30%, due 1/01/15
          Put Date 7/01/99.............................................. 3,120
      770 Chicago O'Hare International
          Airport Revenue Series B
          3.30%, due 1/01/15
          Put Date 7/01/99................................................ 770

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                       SAFECO TAX-FREE MONEY MARKET FUND
                              As of June 30, 1999
                                  (Unaudited)

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
   $3,000 Illinois Development Finance
          Authority Revenue (Sinai
          Community Institute Project)
          3.70%, due 3/01/22
          Put Date 7/01/99............................................ $ 3,000
    1,300 Illinois Development Finance
          Authority Revenue (Countryside
          Montessori Schools)
          3.70%, due 6/01/17
          Put Date 9/01/99.............................................. 1,300
    3,900 Illinois Health Facilities Authority
          Revenue (Swedish Covenant Hospital)
          3.30%, due 8/01/25
          Put Date 7/01/99.............................................. 3,900
    2,000 Jackson-Union Regional Port
          District Revenue
          3.35%, due 4/01/24
          Put Date 7/03/99.............................................. 2,000
 Iowa - 8.2%
    3,000 Iowa Finance Authority Revenue
          (Wheaton Franciscan Services)
          3.30%, due 8/15/24
          Put Date 7/01/99.............................................. 3,000
    2,000 Iowa School Corporations
          Warrant Certificates
          4.00%, due 6/24/00............................................ 2,015
    1,400 Polk County Hospital Equipment
          and Improvement Revenue
          3.50%, due 12/01/05
          Put Date 7/03/99.............................................. 1,400
 Kansas - 1.4%
    1,100 Wichita Revenue (CSJ Health
          Systems)
          4.25%, due 10/01/11
          Put Date 7/03/99.............................................. 1,100

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
 Kentucky - 1.3%
   $1,000 Clark County Pollution Control
          Revenue (Kansas City Power
          and Light)
          3.10%, due 10/15/14
          Put Date 10/15/99........................................... $ 1,000
 Louisiana - 1.3%
    1,000 Louisiana Public Facilities
          Authority Revenue
          3.75%, due 12/01/13
          Put Date 9/01/99.............................................. 1,000
 Maryland - 0.4%
      300 Montgomery County Industrial
          Development Revenue
          (Information Systems and
          Networks)
          3.40%, due 4/01/14
          Put Date 7/01/99................................................ 300
 Missouri - 3.5%
    2,100 Kansas City Industrial
          Development Authority
          Multifamily Housing Revenue
          (Coach House II Project)
          3.30%, due 12/01/15
          Put Date 7/01/99.............................................. 2,100
      600 Kansas City Industrial
          Development Authority
          Multifamily Housing Revenue
          (J.C. Nichols Co. Project)
          3.30%, due 5/01/15
          Put Date 7/01/99................................................ 600
 Montana - 2.2%
    1,705 Havre Industrial Development
          Revenue (Safeway, Inc. Projects)
          3.35%, due 6/01/06
          Put Date 12/01/99............................................. 1,705

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                       SAFECO TAX-FREE MONEY MARKET FUND
                              As of June 30, 1999
                                  (Unaudited)


 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
 Oklahoma - 2.6%
   $1,000 Oklahoma Water Resources
          Revenue Board State Loan
          Program
          2.90%, due 9/01/32
          Put Date 9/01/99............................................ $ 1,000
    1,000 Oklahoma Water Resources
          Revenue Board State Loan
          Program Series A
          2.90%, due 9/01/23
          Put Date 9/01/99.............................................. 1,000
 Pennsylvania - 4.4%
    1,955 Commonwealth Tax Exempt
          Mortgage Trust
          3.35%, due 11/01/05
          Put Date 7/01/99.............................................. 1,955
    1,490 Washington County Authority
          Lease Revenue (Higher
          Education Pooled Equipment
          Leasing Project)
          3.45%, due 11/01/05
          Put Date 7/01/99.............................................. 1,490
 South Carolina - 3.5%
      400 South Carolina Jobs Economic
          Development Authority Revenue
          (St. Francis Hospital)
          3.85%, due 7/01/22
          Put Date 7/01/99................................................ 400
    2,345 York County Pollution Control
          Revenue
          3.00%, due 9/15/14
          Put Date 9/15/99.............................................. 2,345
 Tennessee - 4.4%
    3,400 Hamilton County Industrial
          Development Revenue (Komatsu
          American Manufacturing Corp.)
          4.25%, due 11/01/05
          Put Date 7/03/99.............................................. 3,400

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
 Texas - 5.4%
   $  400 Grapevine Industrial
          Development Revenue
          (American Airlines, Inc.)
          Series A2
          3.85%, due 12/01/24
          Put Date 7/01/99............................................ $ 9,400
    1,000 Grapevine Industrial
          Development Revenue
          (American Airlines, Inc.)
          Series B2
          3.85%, due 12/01/24
          Put Date 07/01/99............................................. 1,000
      910 Harris County Housing Finance
          Corp. Multifamily Housing
          Revenue (Arbor II, Ltd. Project)
          3.95%, due 10/01/05
          Put Date 10/01/99............................................... 910
      200 Lone Star Airport Improvement
          Authority Revenue (American
          Airlines, Inc.) Series B4
          3.85%, due 12/01/14
          Put Date 7/01/99................................................ 200
      400 Lone Star Airport Improvement
          Authority Revenue (American
          Airlines, Inc.) Series B5
          3.85%, due 12/01/14
          Put Date 7/01/99................................................ 400
      310 North Central Texas Health
          Facilities Development
          (Presbyterian Medical Center)
          3.85%, due 12/01/15
          Put Date 7/01/99................................................ 310
    1,000 Sabine River Industrial
          Development Authority
          2.75%, due 8/15/14
          Put Date 8/15/99.............................................. 1,000
 Virginia - 4.9%
    2,500 Harrisonburg Redevelopment
          and Housing Authority
          Multifamily Housing Revenue
          3.20%, due 2/01/26
          Put Date 8/01/99.............................................. 2,500

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                       SAFECO TAX-FREE MONEY MARKET FUND
                              As of June 30, 1999
                                  (Unaudited)


 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
   $1,300 Peninsula Ports Authority of
          Virginia Coal Terminal Revenue
          Series C
          3.85%, due 7/01/16
          Put Date 7/01/99............................................ $ 1,300
 Washington - 11.6%
    3,630 Richland Golf Enterprise Revenue
          3.55%, due 12/01/21
          Put Date 7/03/99.............................................. 3,630
    1,865 Washington State Housing
          Finance Commission Housing
          Revenue (Pioneer Human Services)
          3.75%, due 7/01/11
          Put Date 7/01/99.............................................. 1,865
    1,315 Washington State Housing
          Finance Commission Revenue
          (YMCA of Greater Seattle)
          3.50%, due 7/01/11
          Put Date 7/01/99.............................................. 1,315
    2,225 Washington State Housing
          Finance Commission Revenue
          (YMCA Snohomish County)
          4.50%, due 8/01/19
          Put Date 7/01/99.............................................. 2,225
 Wyoming - 2.5%
    1,975 Rock Springs Industrial
          Development Revenue
          (Safeway, Inc. Project)
          3.00%, due 3/01/02
          Put Date 9/01/99.............................................. 1,975
                                                                        ------
 TOTAL MUNICIPAL BONDS................................................. 77,634
                                                                        ------

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
--------------------------------------------------------------------------------
 COMMERCIAL PAPER - 1.3%
 Virginia - 1.3%
   $1,000 Peninsula Ports Authority Revenue
          3.10%, due 12/15/12
          Put Date 8/04/99............................................ $ 1,000
                                                                        ------
 TOTAL COMMERCIAL PAPER................................................. 1,000
                                                                        ------
 CASH EQUIVALENTS - 0.4%
 Investment Companies
      299 Federated Tax-Exempt
          Money Market Fund, Inc. ........................................ 299
                                                                        ------
 TOTAL CASH EQUIVALENTS................................................... 299
                                                                        ------
 TOTAL INVESTMENTS - 101.1%............................................ 78,933
 Other Assets, less Liabilities.......................................... (835)
                                                                        ------
 NET ASSETS........................................................... $78,098
                                                                        ======
--------------------------------------------------------------------------------

If a Put date is indicated, the Fund has a right to sell a specified underlying security at an exercise price equal to the amortized cost of the underlying security plus interest, if any, as of that date.

Securities with a maturity of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Rates shown are those in effect on 6/30/99. These rates change periodically based on specified market rate or indices.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENTS OF ASSETS AND LIABILITIES
                              As of June 30, 1999
                                  (Unaudited)

                                            SAFECO  SAFECO     SAFECO    SAFECO
(In Thousands, Except            Intermediate-Term    GNMA High-Yield   Managed
Per-Share Amounts)               U.S Treasury Fund    Fund  Bond Fund Bond Fund
-------------------------------------------------------------------------------
Assets
 Investments, at Cost                      $21,704 $43,388    $78,501    $8,125
                                           ======= =======    =======    ======
 Investments, at Value                     $21,688 $42,675    $75,100    $7,881
 Receivables
   Trust Shares Sold                            --      --         26        --
   Interest                                    283     249      1,532        77
 From Advisor                                    5      --         --        12
                                           ------- -------    -------    ------
      Total Assets                          21,976  42,924     76,658     7,970
Liabilities
 Payables
   Investment Securities
     Purchased                                  --      --         --        --
   Dividends                                    96     209        571        33
   Investment Advisory Fees                     10      19         41         3
   Transfer Agent Fees                           4       7         14         1
   Other                                        19      20         30        15
                                           ------- -------    -------    ------
      Total Liabilities                        129     255        656        52
                                           ------- -------    -------    ------
Net Assets                                 $21,847 $42,669    $76,002    $7,918
                                           ======= =======    =======    ======
 No-Load Class:
   Net Assets                              $20,013 $42,669    $72,346    $6,722
   Trust Shares Outstanding                  1,954   4,585      8,483       828
                                           ------- -------    -------    ------
   Net Asset Value, Offering
     Price, and Redemption Price
     Per Share                             $ 10.24 $  9.31    $  8.53    $ 8.12
                                           ======= =======    =======    ======
 Class A:
   Net Assets                              $   940      --    $ 1,534    $  403
   Trust Shares Outstanding                     91                180        50
                                           -------            -------    ------
   Net Asset Value and Redemption
     Price Per Share                       $ 10.26            $  8.53    $ 8.11
                                           =======            =======    ======
   Maximum Offering Price Per
     Share (Net Asset Value Plus
     Sales Charge of 4.5%)                 $ 10.74            $  8.93    $ 8.49
                                           =======            =======    ======
 Class B:
   Net Assets                              $   894      --    $ 2,122    $  793
   Trust Shares Outstanding                     87                249        98
                                           -------            -------    ------
   Net Asset Value and Offering
     Price Per Share *                     $ 10.25            $  8.52    $ 8.11
                                           =======            =======    ======

--------------------------------------------------------------------------------
* For class B shares, the redemption price per share may be lower as a result of applying contingent deferred sales charge.

                      SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               STATEMENTS OF ASSETS AND LIABILITIES (Continued)
                              As of June 30, 1999
                                  (Unaudited)


                                                 SAFECO     SAFECO              SAFECO              SAFECO            SAFECO
(In Thousands, Except               California Tax-Free  Municipal    Washington State   Intermediate-Term Insured Municipal
Per-Share Amounts)                          Income Fund  Bond Fund Municipal Bond Fund Municipal Bond Fund         Bond Fund
-------------------------------------   -------------------------------------------------------------------------------------
Assets
 Investments, at Cost                          $106,902   $481,704              $7,488             $15,150           $22,540
                                                ========   ========              ======             =======           =======
 Investments, at Value                         $109,576   $521,522              $7,648             $15,536           $22,581
 Receivables
   Trust Shares Sold                                  5         50                  --                  --                --
   Interest                                       1,348      8,833                 123                 224               338
 From Advisor                                        --         --                   2                  --                --
                                                --------   --------              ------             -------           -------
      Total Assets                              110,929    530,405               7,773              15,760            22,919
Liabilities
 Payables
   Investment Securities
     Purchased                                      --         --                  --               1,012                --
   Dividends                                       435      2,199                  30                  51                84
   Investment Advisory Fees                         46        208                   3                   6                10
   Transfer Agent Fees                               7         27                  --                   1                 2
   Other                                            19         52                  12                  11                11
                                              --------   --------              ------             -------           -------
      Total Liabilities                            507      2,486                  45               1,081               107
                                              --------   --------              ------             -------           -------
Net Assets                                    $110,422   $527,919              $7,728             $14,679           $22,812
                                              ========   ========              ======             =======           =======
 No-Load Class:
   Net Assets                                 $108,615   $525,375              $7,257             $14,679           $22,812
   Trust Shares Outstanding                      8,994     37,971                 700               1,376             2,113
                                              --------   --------              ------             -------           -------
   Net Asset Value, Offering
     Price, and Redemption Price
     Per Share                                $  12.08   $  13.84              $10.37             $ 10.67           $ 10.79
                                              ========   ========              ======             =======           =======
 Class A:
   Net Assets                                 $    900   $  1,013              $  203                  --                --
   Trust Shares Outstanding                         75         73                  19
                                              --------   --------              ------
   Net Asset Value and Redemption
     Price Per Share                          $  12.08   $  13.84              $10.37
                                              ========   ========              ======
   Maximum Offering Price Per
     Share (Net Asset Value Plus
     Sales Charge of 4.5%)                    $  12.65   $  14.49              $10.86                  --                --
                                              ========   ========              ======
 Class B:
   Net Assets                                 $    907   $  1,531              $  268                  --                --
   Trust Shares Outstanding                         75        111                  26
                                              --------   --------              ------
   Net Asset Value and Offering
     Price Per Share *                        $  12.07   $  13.82              $10.38
                                              ========   ========              ======

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENTS OF ASSETS AND LIABILITIES
                              As of June 30, 1999
                                  (Unaudited)

                                         SAFECO               SAFECO
(In Thousands, Except Per-Share    Money Market       Tax-Free Money
Amount)                                    Fund          Market Fund
--------------------------------------------------------------------
Assets
  Investments, at Cost                 $222,771              $78,933
                                       ========              =======
  Investments, at Value                 222,771               78,933
  Receivables
    Trust Shares Sold                        62                   --
    Interest                              2,021                  382
  From Advisor                               --                   --
                                       --------              -------
      Total Assets                      224,854               79,315

Liabilities
  Payables
   Investment Securities Purchased           --                1,000
   Dividends                                745                  170
   Investment Advisory Fees                  94                   28
   Transfer Agent Fees                       56                    5
   Other                                     74                   14
                                       --------              -------
      Total Liabilities                     969                1,217
                                       --------              -------
Net Assets                             $223,885              $78,098
                                       ========              =======
 No-Load Class:
   Net Assets                          $218,163              $78,098
   Trust Shares Outstanding             218,163               78,098
                                       --------              -------
   Net Asset Value, Offering Price,
     and Redemption Price
     Per Share                         $   1.00              $  1.00
                                       ========              =======
 Class A:
   Net Assets                          $  4,319                   --
   Trust Shares Outstanding               4,319
                                       --------
   Net Asset Value, Offering Price,
     and Redemption Price Per Share    $   1.00
                                       ========
Class B:
   Net Assets                          $  1,403                   --
   Trust Shares Outstanding               1,403
                                       --------
   Net Asset Value Offering and
     Redemption Price Per Share           $1.00
                                       ========

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            Statements of Operations
                  For the Six-Month Period Ended June 30, 1999
                                  (Unaudited)


                                        SAFECO  SAFECO      SAFECO     SAFECO
                             Intermediate-Term    GNMA  High-Yield    Managed
(In Thousands)              U.S. Treasury Fund    Fund   Bond Fund  Bond Fund
------------------------------------------------------------------------------
Investment Income
  Interest                              $  676  $1,431      $3,750      $ 225
  Dividends                                 --      --          81         --
                                        ------  ------      ------      -----
      Total Investment Income              676   1,431       3,831        225

Expenses
  Investment Advisory                       62     131         273         19
  Transfer Agent                            25      41          84          7
  Fund Accounting and
    Administration                           3       7          12          2
  Shareholder Service-Class A                1      --           4          1
                     -Class B                1      --           2          1
  Distribution       -Class B                3      --           7          2
  Legal and Auditing                         9       9          10          9
  Custodian                                  2       2           3          1
  Reports to Shareholders                    4       6          14          2
  Trustees                                   2       2           2          2
  Interest                                  --      --          13         --
  Other                                      6       5           9          8
                                        ------  ------      ------      -----
      Total Expenses Before
        Reimbursement                      118     203         433         54
  Expense Reimbursement                     (5)     --          --        (12)
                                        ------  ------      ------      -----
      Total Expenses After
        Reimbursement                      113     203         433         42
                                        ------  ------      ------      -----

Net Investment Income                      563   1,228       3,398        183

Net Realized and Unrealized Gain
 (Loss) on Investments
  Net Realized Gain (Loss)
   on Investments                          (21)   (159)        356       (151)

  Net Change in Unrealized
   Appreciation (Depreciation           (1,085) (1,371)     (2,831)      (347)
                                        ------  ------      ------      -----
Net Gain (Loss) on Investments          (1,106) (1,530)     (2,475)      (498)
                                        ------  ------      ------      -----
Net Change in Net Assets
 Resulting from Operations             $  (543)$  (302)    $   923     $ (315)
                                        ======  ======      ======      =====
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            STATEMENTS OF OPERATIONS
                  For the Six-Month Period Ended June 30, 1999
                                  (Unaudited)

                                          SAFECO                       SAFECO
                                      California     SAFECO  Washington State
                                        Tax-Free  Municipal         Municipal
(In Thousands)                       Income Fund  Bond Fund         Bond Fund
-----------------------------------------------------------------------------
Investment Income
 Interest                                $ 2,969   $ 14,756             $ 209
 Dividends                                    --         --                --
                                         -------   --------             -----
 Total Investment Income                   2,969     14,756               209

Expenses
 Investment Advisory                         298      1,142                23
 Transfer Agent                               44        159                 2
 Fund Accounting and Administration           19         41                 2
 Shareholder Service-Class A                   1          1                --
                    -Class B                   1          2                --
 Distribution       -Class B                   3          5                 1
 Legal and Auditing                           10         21                 9
 Custodian                                     4         12                 1
 Reports to Shareholders                      14         56                 1
 Trustees                                      2          3                 2
 Interest                                     --         --                --
 Other                                         3         22                 1
                                         -------   --------             -----
 Total Expenses Before
  Reimbursement/Waiver                       399      1,464                42
 Expense Reimbursement/Waiver                 --         --                (2)
                                         -------   --------             -----
 Total Expenses After Reimbursement          399      1,464                40
                                         -------   --------             -----

Net Investment Income                      2,570     13,292               169

Net Realized and Unrealized Gain
 (Loss) on Investments
 Net Realized Gain (Loss) on
  Investments                                148      1,361                 6
 Net Change in Unrealized
  Appreciation (Depreciation)             (6,285)   (24,752)             (315)
                                         -------   --------             -----
Net Gain (Loss) on Investments            (6,137)   (23,391)             (309)
                                         -------   --------             -----
Net Change in Net Assets Resulting
 from Operations                         $(3,567)  $(10,099)            $(140)
                                         =======   ========             =====
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                     STATEMENTS OF OPERATIONS (Continued)
                  For the Six-Month Period Ended June 30, 1999
                                  (Unaudited)

                                                SAFECO      SAFECO                         SAFECO
                                     Intermediate-Term     Insured          SAFECO       Tax-Free
                                             Municipal   Municipal    Money Market   Money Market
(In Thousands)                               Bond Fund   Bond Fund            Fund           Fund
-------------------------------------------------------------------------------------------------
Investment Income
 Interest                                        $ 371      $  623          $5,750         $1,297
 Dividends                                          --          --              --             --
                                                 -----      ------          ------         ------
 Total Investment Income                           371         623           5,750          1,297

Expenses
 Investment Advisory                                39          72             555            192
 Transfer Agent                                      5          10             329             29
 Fund Accounting and Administration                  2           4              31             12
 Shareholder Service-Class A                        --          --              --             --
                    -Class B                        --          --              --             --
 Distribution       -Class B                        --          --              --             --
 Legal and Auditing                                  9           8              13             10
 Custodian                                           1           1               9              3
 Reports to Shareholders                             2           3              37              9
 Trustees                                            2           3               2              2
 Interest                                           --          --               1              1
 Other                                               1           3              21              5
                                                 -----      ------          ------         ------
 Total Expenses Before
  Reimbursement/Waiver                              61         104             998            263
 Expense Reimbursement/Waiver                       --          --              --             (6)
                                                 -----      ------          ------         ------
 Total Expenses After Reimbursement                 61         104             998            257
                                                 -----      ------          ------         ------

Net Investment Income                              310         519           4,752          1,040

Net Realized and Unrealized Gain
 (Loss) on Investments
 Net Realized Gain (Loss) on
  Investments                                       21         174              --             --
 Net Change in Unrealized
  Appreciation (Depreciation)                     (517)     (1,336)             --             --
                                                 -----      ------          ------         ------
Net Gain (Loss) on Investments                    (496)     (1,162)             --             --
                                                 -----      ------          ------         ------
Net Change in Net Assets Resulting
 from Operations                                 $(186)     $ (643)         $4,752         $1,040
                                                 =====      ======          ======         ======
-------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
                              As of June 30, 1999
                                  (Unaudited)

                                                  SAFECO
                                       Intermediate-Term
                                           U.S. Treasury              SAFECO
                                                    Fund           GNMA Fund
                                       ------------------  ------------------
                                       Six-Month           Six-Month
                                          Period     Year     Period     Year
                                           Ended    Ended      Ended    Ended
                                         June 30  Dec. 31    June 30  Dec. 31
(In Thousands)                              1999     1998       1999     1998
-----------------------------------------------------------------------------
Operations
 Net Investment Income                   $   563  $ 1,045    $ 1,228  $ 2,333
 Net Realized Gain (Loss) on
  Investments                                (21)       4       (159)     986
 Net Change in Unrealized Appreciation
  (Depreciation)                          (1,085)     648     (1,371)    (717)
                                         -------  -------    -------  -------
 Net Change in Net Assets Resulting
  from Operations                           (543)   1,697       (302)   2,602

Dividends to Shareholders from
 Net Investment Income
  No-Load Class                             (526)    (992)    (1,228)  (2,333)
  Class A                                    (20)     (26)        --       --
  Class B                                    (17)     (27)        --       --

 Net Realized Gain on Investments
  No-Load Class                               --       --         --       --
  Class A                                     --       --         --       --
  Class B                                     --       --         --       --
                                         -------  -------    -------  -------
 Total                                      (563)  (1,045)    (1,228)  (2,333)

Net Trust Share Transactions
  No-Load Class                           (3,024)   7,754      2,054    3,704
  Class A                                    147      450         --       --
  Class B                                    148      331         --       --
                                         -------  -------    -------  -------
 Total                                    (2,729)   8,535      2,054    3,704
                                         -------  -------    -------  -------
Total Change in Net Assets                (3,835)   9,187        524    3,973

Net Assets at Beginning of Period         25,682   16,495     42,145   38,172
                                         -------  -------    -------  -------
Net Assets at End of Period              $21,847  $25,682    $42,669  $42,145
                                         =======  =======    =======  =======
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                STATEMENTS OF CHANGES IN NET ASSETS (Continued)
                              As of June 30, 1999
                                  (Unaudited)


                                                                                            SAFECO
                                                   SAFECO              SAFECO           California               SAFECO
                                               High-Yield             Managed             Tax-Free            Municipal
                                                Bond Fund           Bond Fund          Income Fund            Bond Fund
                                       ------------------  ------------------  -------------------  -------------------
                                       Six-Month           Six-Month           Six-Month            Six-Month
                                          Period     Year     Period     Year     Period      Year     Period      Year
                                           Ended    Ended      Ended    Ended      Ended     Ended      Ended     Ended
                                         June 30  Dec. 31    June 30  Dec. 31    June 30   Dec. 31    June 30   Dec. 31
(In Thousands)                              1999     1998       1999     1998       1999      1998       1999      1998
-----------------------------------------------------------------------------------------------------------------------
Operations
 Net Investment Income                   $ 3,398  $ 6,383     $  183   $  278   $  2,570  $  4,928   $ 13,292  $ 25,941
 Net Realized Gain (Loss) on
  Investments                                356      (57)      (151)     237        148     3,251      1,361     8,894
 Net Change in Unrealized Appreciation
  (Depreciation)                          (2,831)  (2,997)      (347)     (56)    (6,285)   (1,778)   (24,752)   (3,043)
                                         -------  -------     ------   ------   --------  --------   --------  --------
 Net Change in Net Assets Resulting
  from Operations                            923    3,329       (315)     459     (3,567)    6,401    (10,099)   31,792

Dividends to Shareholders from
 Net Investment Income
  No-Load Class                           (3,227)  (6,205)      (162)    (262)    (2,536)   (4,878)   (13,241)  (25,876)
  Class A                                   (110)    (127)        (8)      (9)       (18)      (24)       (23)      (33)
  Class B                                    (61)     (51)       (13)      (7)       (16)      (26)       (28)      (32)

Net Realized Gain on Investments
  No-Load Class                               --       --         --     (192)        --    (3,208)        --    (8,852)
  Class A                                     --       --         --       (8)        --       (19)        --       (16)
  Class B                                     --       --         --      (15)        --       (27)        --       (22)
                                         -------  -------     ------   ------   --------  --------   --------  --------
 Total                                    (3,398)  (6,383)      (183)    (493)    (2,570)   (8,182)   (13,292)  (34,831)

Net Trust Share Transactions
  No-Load Class                           (5,033)  11,564        396    2,153      2,196    25,835      8,795    39,941
  Class A                                 (1,345)   2,818        131      151        271       232        112       557
  Class B                                    814    1,041        314      412         30       436        222       884
                                         -------  -------     ------   ------   --------  --------   --------  --------
 Total                                    (5,564)  15,423        841    2,716      2,497    26,503      9,129    41,382
                                         -------  -------     ------   ------   --------  --------   --------  --------
Total Change in Net Assets                (8,039)  12,369        343    2,682     (3,640)   24,722    (14,262)   38,343

Net Assets at Beginning of Period         84,041   71,672      7,575    4,893    114,062    89,340    542,181   503,838
                                         -------  -------     ------   ------   --------  --------   --------  --------
Net Assets at End of Period              $76,002  $84,041     $7,918   $7,575   $110,422  $114,062   $527,919  $542,181
                                         =======  =======     ======   ======   ========  ========   ========  ========
------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (Unaudited)

                                                   SAFECO              SAFECO
                                         Washington State   Intermediate-Term
                                                Municipal           Municipal
                                                Bond Fund           Bond Fund
                                        ------------------  ------------------
                                        Six-Month           Six-Month
                                           Period     Year     Period     Year
                                            Ended    Ended      Ended    Ended
                                          June 30  Dec. 31    June 30  Dec. 31
(In Thousands)                               1999     1998       1999     1998
-------------------------------------------------------------------------------
Operations
  Net Investment Income                    $  169   $  359    $   310  $   613
  Net Realized Gain (Loss) on
   Investments                                  6      246         21       11
  Net Change in Unrealized Appreciation
   (Depreciation)                            (315)    (133)      (517)     132
                                           ------   ------    -------  -------
  Net Change in Net Assets Resulting
   from Operations                           (140)     472       (186)     756

Dividends to Shareholders from
  Net Investment Income
    No-Load Class                            (161)    (343)      (310)    (613)
    Class A                                    (4)      (9)        --       --
    Class B                                    (4)      (7)        --       --

  Net Realized Gain on Investments
    No-Load Class                              --     (224)        --       (6)
    Class A                                    --       (6)        --       --
    Class B                                    --       (7)        --       --
                                           ------   ------    -------  -------
  Total                                      (169)    (596)      (310)    (619)

Net Trust Share Transactions
    No-Load Class                            (164)     541       (312)   1,570
    Class A                                     1     (149)        --       --
    Class B                                    33       12         --       --
                                           ------   ------    -------  -------
  Total                                      (130)     404       (312)   1,570
                                           ------   ------    -------  -------
Total Change in Net Assets                   (439)     280       (808)   1,707

Net Assets at Beginning of Period           8,167    7,887     15,487   13,780
                                           ------   ------    -------  -------
Net Assets at End of Period                $7,728   $8,167    $14,679  $15,487
                                           ======   ======    =======  =======
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                STATEMENTS OF CHANGES IN NET ASSETS (Continued
                                  (Unaudited)

                                                         SAFECO                                                         SAFECO
                                                        Insured                         SAFECO                        Tax-Free
                                                      Municipal                   Money Market                    Money Market
                                                      Bond Fund                           Fund                            Fund
                                          ---------------------       ------------------------     ---------------------------
                                          Six-Month                   Six-Month                       Six-Month
                                             Period        Year          Period           Year           Period           Year
                                              Ended       Ended           Ended          Ended            Ended          Ended
                                            June 30     Dec. 31         June 30        Dec. 31          June 30        Dec. 31
(In Thousands)                                 1999        1998            1999           1998             1999           1998
------------------------------------------------------------------------------------------------------------------------------
Operations
  Net Investment Income                     $   519     $   881        $  4,752       $  9,987          $ 1,040        $ 2,362
  Net Realized Gain (Loss) on
   Investments                                  174         430              --             --               --             --
  Net Change in Unrealized Appreciation
   (Depreciation)                            (1,336)       (121)             --             --               --             --
                                            -------     -------        --------       --------          -------        -------
  Net Change in Net Assets Resulting
   from Operations                             (643)      1,190           4,752          9,987            1,040          2,362

Dividends to Shareholders from
  Net Investment Income
    No-Load Class                              (519)       (881)         (4,676)        (9,906)          (1,040)        (2,362)
    Class A                                      --          --             (57)           (57)              --             --
    Class B                                      --          --             (19)           (24)              --             --

  Net Realized Gain on Investments
    No-Load Class                                --        (427)             --             --               --             --
    Class A                                      --          --              --             --               --             --
    Class B                                      --          --              --             --               --             --
                                            -------     -------        --------       --------          -------        -------
  Total                                       (519)     (1,308)         (4,752)        (9,987)          (1,040)        (2,362)

Net Trust Share Transactions
    No-Load Class                            (1,024)      8,600          (6,310)        47,850              641          2,020
    Class A                                      --          --           2,133          1,649               --             --
    Class B                                      --          --             733            256               --             --
                                            -------     -------        --------       --------          -------        -------
  Total                                      (1,024)      8,600          (3,444)        49,755              641          2,020
                                            -------     -------        --------       --------          -------        -------
Total Change in Net Assets                   (2,186)      8,482          (3,444)        49,755              641          2,020

Net Assets at Beginning of Period            24,998      16,516         227,329        177,574           77,457         75,437
                                            -------     -------        --------       --------          -------        -------
Net Assets at End of Period                 $22,812     $24,998        $223,885       $227,329          $78,098        $77,457
                                            =======     =======        ========       ========          =======        =======
----------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         Notes to Financial Statements
                                  (Unaudited)

1.  GENERAL

    This financial report is on 11 of the SAFECO Mutual Funds. Each Fund is a series of one of the following trusts listed below. Each trust is registered under the Investment Company Act of 1940, as amended, as a diversified, openend management investment company.

    SAFECO Taxable Bond Trust
      SAFECO Intermediate-Term U.S. Treasury Fund
      SAFECO GNMA Fund
      SAFECO High-Yield Bond Fund

    SAFECO Managed Bond Trust
      SAFECO Managed Bond Fund

    SAFECO Tax-Exempt Bond Trust
      SAFECO California Tax-Free Income Fund
      SAFECO Municipal Bond Fund
      SAFECO Washington State Municipal Bond Fund
      SAFECO Intermediate-Term Municipal Bond Fund
      SAFECO Insured Municipal Bond Fund

    SAFECO Money Market Trust
      SAFECO Money Market Fund
      SAFECO Tax-Free Money Market Fund

    Effective September 30, 1996, the Intermediate-Term U.S. Treasury, Managed Bond, California Tax-Free Income, Municipal Bond, Washington State Municipal Bond, and Money Market Funds began issuing two new classes of shares-Class A and Class B shares (collectively, "Advisor Classes"). Effective January 31, 1997, the High-Yield Bond Fund also began issuing Advisor Classes. Unlike the no-load class of shares (which are sold directly to the shareholder with no associated sales and distribution charges), these classes of shares are sold by financial advisors to shareholders and have associated sales and distribution charges. Each class of shares represents an interest in the net assets of the fund.

    In connection with issuing the new Advisor Classes, all of the above mentioned funds (except the Money Market Fund) adopted a Plan of Distribution ("the Plan"). Under the Plan, each Advisor Class pays a service fee to the distributor, SAFECO Securities Corp., for selling its shares at the annual rate of .25% of the average daily net assets of the Advisor

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

Class. Class B shares also pay the distributor a distribution fee at the annual rate of .75% of the average daily net assets of the Class B shares.

    Under the Plans, the distributor uses the service fees primarily to compensate persons selling Advisor Class shares for providing ongoing services and the maintenance of shareholder accounts. The distributor uses the distribution fees primarily to offset the commissions it pays to financial advisors for selling Class B shares.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

    Security Valuation. Bonds are stated on the basis of valuations provided by a pricing service, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. When valuations are not readily available, securities are valued at fair value as determined in good faith by the Board of Trustees. Investments in equity securities are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. Investments in the money market funds consist of short-term securities maturing within thirteen months from the date of purchase. Securities in the Tax-Free Money Market Fund with maturities of more than thirteen months have floating rates and/or demand features which qualify them as short-term securities. Securities purchased at par are valued at cost. All other securities in the money market funds are valued at amortized cost, which approximates market value. Other temporary investments purchased at par are valued at cost.

    Security Transactions. Security transactions are recorded on the trade date. The cost of the portfolios is the same for financial statement and Federal income tax purposes. Realized gains and losses from security transactions are determined using the identified cost basis.

    Securities Purchased on a When-Issued Basis. Securities purchased on a when issued or delayed basis may be settled a month or more after

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

the trade date. The securities purchased are carried in the portfolio at market and are subject to market fluctuation during this period. These securities begin earning interest on the settlement date. As commitments to purchase when-issued securities become fixed, the Funds segregate liquid assets in an amount equal to the total obligation.

    Income Recognition. Bond premiums and original issue discounts are amortized to either call or maturity dates. In the Tax-Exempt Bond Trust, market discount on bonds purchased after April 30, 1993 is recorded as taxable income at disposition. Interest is accrued on bonds and temporary investments daily. The Managed Bond Fund has elected to amortize premiums on securities purchased above par value. The funds in the Taxable Bond Trust have not elected to amortize premiums on securities purchased above par value.

    Dividends and Distributions to Shareholders. Net investment income is declared as a dividend to shareholders of record as of the close of each business day and payment is made as of the last business day of each month. Net gains realized from security transactions, if any, are normally distributed to shareholders at the end of December.

    Federal Income and Excise Taxes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their shareholders in a manner which results in no tax to the Funds. Therefore, no Federal income or excise tax provision is required. In addition, the Tax-Exempt Bond Trust and the Tax-Free Money Market Fund intend to satisfy conditions which will enable them to pay dividends which, for shareholders, are exempt from Federal income taxes. Any portion of dividends representing net short-term capital gains, however, is not exempt and is treated as taxable dividends for Federal income tax purposes.

    Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


3.  INVESTMENT TRANSACTIONS
    Following is a summary of investment transactions (excluding short-term securities) during the period ended June 30, 1999.

(In Thousands)                                   Purchases   Sales
------------------------------------------------------------------
Intermediate-Term U.S. Treasury Fund               $13,553 $15,815
GNMA Fund                                           33,027  31,677
High-Yield Bond Fund                                31,744  33,575
Managed Bond Fund                                    8,195   7,527
California Tax-Free Income Fund                     12,813   8,408
Municipal Bond Fund                                 51,997  48,823
Washington State Municipal Bond Fund                    --     106
Intermediate-Term Municipal Bond Fund                1,543     804
Insured Municipal Bond Fund                          2,791   3,975
------------------------------------------------------------------

Purchases include $13,553 and $4,494 of U.S. Government securities in the In-termediate-Term U.S. Treasury and Managed Bond Funds, respectively.

Sales include $15,815 and $3,893 of U.S. Government securities in the Interme-diate-Term U.S. Treasury and Managed Bond Funds, respectively.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


4.  TRUST SHARE TRANSACTIONS
    Following is a summary of transactions in Fund Shares and the related amount (in thousands):

                    SAFECO Intermediate-Term U.S. Treasury Fund
               ----------------------------------------------------------
                    No-Load             Class A             Class B
               ------------------  ------------------  ------------------
               Six-Month           Six-Month           Six-Month
                  Period     Year     Period     Year     Period     Year
                   Ended    Ended      Ended    Ended      Ended    Ended
                 June 30  Dec. 31    June 30  Dec. 31    June 30  Dec. 31
                    1999     1998       1999     1998       1999     1998
--------------------------------------------------------------------------
Shares:
 Sales               432    1,506         31       50         40       76
 Reinvestments        26       53          1        2          1        2
 Redemptions        (744)    (837)       (18)     (10)       (27)     (47)
                 -------  -------       ----     ----       ----     ----
 Net Change         (286)     722         14       42         14       31
                 =======  =======       ====     ====       ====     ====
Amounts:
 Sales           $ 4,530  $16,057       $325     $539       $423     $799
 Reinvestments       273      561         13       20         13       23
 Redemptions      (7,827)  (8,864)      (191)    (109)      (288)    (491)
                 -------  -------       ----     ----       ----     ----
 Net Change      $(3,024) $ 7,754       $147     $450       $148     $331
                 =======  =======       ====     ====       ====     ====
--------------------------------------------------------------------------

                SAFECO GNMA Fund                SAFECO High-Yield Bond Fund
               ------------------  ---------------------------------------------------------
                    No-Load             No-Load              Class A            Class B
               ------------------  -------------------  -----------------  -----------------
               Six-Month           Six-Month            Six-Month          Six-Month
                  Period     Year     Period      Year     Period    Year     Period    Year
                   Ended    Ended      Ended     Ended      Ended   Ended      Ended   Ended
                 June 30  Dec. 31    June 30   Dec. 31    June 30 Dec. 31    June 30 Dec. 31
                    1999     1998       1999      1998       1999    1998       1999    1998
--------------------------------------------------------------------------------------------
Shares:
 Sales              776     1,678     4,507      9,834        69     319       115      138
 Reinvestments       79       174       215        466         8      11         5        5
 Redemptions       (641)   (1,469)   (5,311)    (9,014)     (235)    (21)      (28)     (25)
                -------  --------  --------   --------   -------  ------    ------   ------
 Net Change         214       383      (589)     1,286      (158)    309        92      118
                =======  ========  ========   ========   =======  ======    ======   ======
Amounts:
 Sales          $ 7,415  $ 16,177  $ 39,745   $ 88,489   $   611  $2,907    $1,019   $1,223
 Reinvestments      743     1,677     1,893      4,195        72      94        43       44
 Redemptions     (6,104)  (14,150)  (46,671)   (81,120)   (2,028)   (183)     (248)    (226)
                -------  --------  --------   --------   -------  ------    ------   ------
 Net Change     $ 2,054  $  3,704  $ (5,033)  $ 11,564   $(1,345) $2,818    $  814   $1,041
                =======  ========  ========   ========   =======  ======    ======   ======
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


                              SAFECO Managed Bond Fund
               -----------------------------------------------------------
                    No-Load              Class A             Class B
               -------------------  ------------------  ------------------
               Six-Month            Six-Month           Six-Month
                  Period      Year     Period     Year     Period     Year
                   Ended     Ended      Ended    Ended      Ended    Ended
                 June 30   Dec. 31    June 30  Dec. 31    June 30  Dec. 31
                    1999      1998       1999     1998       1999     1998
---------------------------------------------------------------------------
Shares:
 Sales               151       329         17       31         46       48
 Reinvestments         7        18          1        1          1        2
 Redemptions        (112)     (103)        (2)     (15)       (10)      (3)
                --------  --------      -----    -----       ----    -----
  Net Change          46       244         16       17         37       47
                ========  ========      =====    =====       ====    =====
Amounts:
 Sales          $  1,268  $  2,905      $ 145    $ 271       $391    $ 420
 Reinvestments        59       157          5       10          8       15
 Redemptions        (931)     (909)       (19)    (130)       (85)     (23)
                --------  --------      -----    -----       ----    -----
  Net Change    $    396  $  2,153      $ 131    $ 151       $314    $ 412
                ========  ========      =====    =====       ====    =====
---------------------------------------------------------------------------
                       SAFECO California Tax-Free Income Fund
               -----------------------------------------------------------
                    No-Load              Class A             Class B
               -------------------  ------------------  ------------------
               Six-Month            Six-Month           Six-Month
                  Period      Year     Period     Year     Period     Year
                   Ended     Ended      Ended    Ended      Ended    Ended
                 June 30   Dec. 31    June 30  Dec. 31    June 30  Dec. 31
                    1999      1998       1999     1998       1999     1998
---------------------------------------------------------------------------
Shares:
 Sales             1,670     4,348         29       28          4       41
 Reinvestments       129       494          1        2          1        3
 Redemptions      (1,635)   (2,846)        (8)     (12)        (3)     (10)
                --------  --------      -----    -----       ----    -----
  Net Change         164     1,996         22       18          2       34
                ========  ========      =====    =====       ====    =====
Amounts:
 Sales          $ 21,124  $ 56,554      $ 367    $ 366       $ 52    $ 522
 Reinvestments     1,640     6,359         11       25         10       39
 Redemptions     (20,568)  (37,078)      (107)    (159)       (32)    (125)
                --------  --------      -----    -----       ----    -----
  Net Change    $  2,196  $ 25,835      $ 271    $ 232       $ 30    $ 436
                ========  ========      =====    =====       ====    =====
---------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


4.  TRUST SHARE TRANSACTIONS (Continued)

                             SAFECO Municipal Bond Fund
               -----------------------------------------------------------
                    No-Load              Class A             Class B
               -------------------  ------------------  ------------------
               Six-Month            Six-Month           Six-Month
                  Period      Year     Period     Year     Period     Year
                   Ended     Ended      Ended    Ended      Ended    Ended
                 June 30   Dec. 31    June 30  Dec. 31    June 30  Dec. 31
                    1999      1998       1999     1998       1999     1998
---------------------------------------------------------------------------
Shares:
 Sales             3,807     7,648          8       41         19       59
 Reinvestments       496     1,598          1        2          1        3
 Redemptions      (3,705)   (6,515)        (1)      (4)        (4)      (1)
                --------  --------       ----    -----       ----     ----
  Net Change         598     2,731          8       39         16       61
                ========  ========       ====    =====       ====     ====
Amounts:
 Sales          $ 54,695  $111,887       $118    $ 596       $268     $859
 Reinvestments     7,120    23,242          8       26         18       41
 Redemptions     (53,020)  (95,188)       (14)     (65)       (64)     (16)
                --------  --------       ----    -----       ----     ----
  Net Change    $  8,795  $ 39,941       $112    $ 557       $222     $884
                ========  ========       ====    =====       ====     ====
---------------------------------------------------------------------------
                       SAFECO Washington Municipal Bond Fund
               -----------------------------------------------------------
                    No-Load              Class A             Class B
               -------------------  ------------------  ------------------
               Six-Month            Six-Month           Six-Month
                  Period      Year     Period     Year     Period     Year
                   Ended     Ended      Ended    Ended      Ended    Ended
                 June 30   Dec. 31    June 30  Dec. 31    June 30  Dec. 31
                    1999      1998       1999     1998       1999     1998
---------------------------------------------------------------------------
Shares:
 Sales                21       284         --        1          3       --
 Reinvestments         3        13         --        1         --        1
 Redemptions         (39)     (247)        --      (15)        --       --
                --------  --------       ----    -----       ----     ----
  Net Change         (15)       50         --      (13)         3        1
                ========  ========       ====    =====       ====     ====
Amounts:
 Sales          $    227  $  3,139       $ --    $   7       $ 31     $  3
 Reinvestments        31       137          2        7          2        9
 Redemptions        (423)   (2,735)        --     (163)        --       --
                --------  --------       ----    -----       ----     ----
  Net Change    $   (165) $    541       $  2    $(149)      $ 33     $ 12
                ========  ========       ====    =====       ====     ====
---------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


                SAFECO Intermediate-
                        Term                 SAFECO Insured
                 Municipal Bond Fund       Municipal Bond Fund
               ------------------------  ------------------------
                       No-Load                   No-Load
               ------------------------  ------------------------
                  Six-Month  Year Ended     Six-Month  Year Ended
               Period Ended     Dec. 31  Period Ended     Dec. 31
               June 30 1999        1998  June 30 1999        1998
------------------------------------------------------------------
Shares:
 Sales                  106         316           341       1,357
 Reinvestments           14          31            22          59
 Redemptions           (149)       (204)         (456)       (665)
                     ------     -------       -------     -------
  Net Change            (29)        143           (93)        751
                     ======     =======       =======     =======
Amounts:
 Sales               $1,163     $ 3,457       $ 3,844     $15,554
 Reinvestments          154         345           246         676
 Redemptions         (1,629)     (2,232)       (5,114)     (7,630)
                     ------     -------       -------     -------
  Net Change         $ (312)    $ 1,570       $(1,024)    $ 8,600
                     ======     =======       =======     =======
------------------------------------------------------------------

                                                                              SAFECO Tax-Free
                              SAFECO Money Market Fund                       Money Market Fund
               ------------------------------------------------------------  -------------------
                     No-Load              Class A             Class B             No-Load
               --------------------  ------------------  ------------------  -------------------
               Six-Month             Six-Month           Six-Month           Six-Month
                  Period       Year     Period     Year     Period     Year     Period      Year
                   Ended      Ended      Ended    Ended      Ended    Ended      Ended     Ended
                 June 30    Dec. 31    June 30  Dec. 31    June 30  Dec. 31    June 30   Dec. 31
                    1999       1998       1999     1998       1999     1998       1999      1998
-------------------------------------------------------------------------------------------------
Shares:
 Sales           240,055    491,508      4,384    3,057      1,271    1,672     37,685    75,307
 Reinvestments     3,821      9,260         44       51         14       17        841     2,153
 Redemptions    (250,186)  (452,918)    (2,295)  (1,459)      (552)  (1,433)   (37,885)  (75,440)
               ---------  ---------    -------  -------     ------  -------   --------  --------
  Net Change      (6,310)    47,850      2,133    1,649        733      256        641     2,020
               =========  =========    =======  =======     ======  =======   ========  ========
Amounts:
 Sales         $ 240,055  $ 491,508    $ 4,384  $ 3,057     $1,271  $ 1,672   $ 37,685  $ 75,307
 Reinvestments     3,821      9,260         44       51         14       17        841     2,153
 Redemptions    (250,186)  (452,918)    (2,295)  (1,459)      (552)  (1,433)   (37,885)  (75,440)
               ---------  ---------    -------  -------     ------  -------   --------  --------
  Net Change   $  (6,310) $  47,850    $ 2,133  $ 1,649     $  733  $   256   $    641  $  2,020
               =========  =========    =======  =======     ======  =======   ========  ========
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


5.  COMPONENTS OF NET ASSETS
    At June 30, 1999, the components of net assets were as follows:

                                         SAFECO                SAFECO       SAFECO
                              Intermediate-Term                  GNMA   High-Yield
(In Thousands)                U.S.Treasury Fund                  Fund    Bond Fund
------------------------------------------------------------------------------------
Aggregate Gross
 Unrealized Appreciation
 on Investments in Which
 There Is an Excess of
 Value Over Identified
 Cost                                   $   240              $    149     $    640
Aggregate Gross
 Unrealized Depreciation
 on Investments in Which
 There Is an Excess of
 Identified Cost Over
 Value                                     (256)                 (862)      (4,041)
                                        -------              --------     --------
Net Unrealized
 (Depreciation)                             (16)                 (713)      (3,401)
Accumulated Net Realized
 Gain (Loss) on
 Investment Transactions                   (270)*              (1,743)*        (40)*
Paid in Capital (Par
 Value $.001, Unlimited
 Shares Authorized)                      22,133                45,125       79,443
                                        -------              --------     --------
Net Assets at June 30, 1999             $21,847              $ 42,669     $ 76,002
                                        =======              ========     ========

                                         SAFECO                SAFECO       SAFECO
                                        Managed   California Tax-Free    Municipal
(In Thousands)                        Bond Fund           Income Fund    Bond Fund
------------------------------------------------------------------------------------
Aggregate Gross
 Unrealized Appreciation
 on Investments in Which
 There Is an Excess of
 Value Over Identified
 Cost                                   $     5              $  5,547     $ 46,151
Aggregate Gross
 Unrealized Depreciation
 on Investments in Which
 There Is an Excess of
 Identified Cost Over
 Value                                     (249)               (2,873)      (6,333)
                                        -------              --------     --------
Net Unrealized
 Appreciation/(Depreciation)               (244)                2,674       39,818
Accumulated Net Realized
 Gain (Loss) on
 Investment Transactions                   (151)                  148        1,360
Paid in Capital (Par
 Value $.001, Unlimited
 Shares Authorized)                       8,313               107,600      486,741
                                        -------              --------     --------
Net Assets at June 30, 1999             $ 7,918              $110,422     $527,919
                                        =======              ========     ========
------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


                        SAFECO         SAFECO                          SAFECO
                    Washington  Intermediate-     SAFECO    SAFECO       Tax-
                         State           Term    Insured     Money Free Money
                     Municipal      Municipal  Municipal    Market     Market
(In Thousands)       Bond Fund      Bond Fund  Bond Fund      Fund       Fund
-----------------------------------------------------------------------------
Aggregate Gross
 Unrealized
 Appreciation on
 Investments in
 Which There Is an
 Excess of Value
 Over Identified
 Cost                   $  260        $   445    $   710  $     --    $    --
Aggregate Gross
 Unrealized
 Depreciation on
 Investments in
 Which There Is an
 Excess of
 Identified Cost
 Over Value               (100)           (59)      (669)       --         --
                        ------        -------    -------  --------    -------
Net Unrealized
 Appreciation              160            386         41        --         --
Accumulated Net
 Realized Gain
 (Loss) on
 Investment
 Transactions                6             21        173        --         --
Paid in Capital
 (Par Value $.001,
 Unlimited Shares
 Authorized)             7,562         14,272     22,598   223,885     78,098
                        ------        -------    -------  --------    -------
Net Assets at June
 30, 1999               $7,728        $14,679    $22,812  $223,885    $78,098
                        ======        =======    =======  ========    =======
-----------------------------------------------------------------------------

* At December 31, 1998, these funds had the following amounts of net realized losses on investment transactions that represented capital loss carryforwards for Federal income tax purposes, which expire as follows:

                                      Amounts Expiration Dates
                                      ------- ----------------
Intermediate-Term U.S. Treasury Fund   $  249 2001-2005
GNMA Fund                               1,584 2001-2003
High-Yield Bond Fund                      396 2004-2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


6.  INVESTMENT ADVISORY FEES AND OTHER
    TRANSACTIONS WITH AFFILIATES

    Investment Advisory Fees. Effective May 1, 1999, shareholders approved an amended and restated investment advisory contract with SAFECO Asset Management Company. The fees paid by the Funds under the new contract are based on a percentage of each day's net assets, which, on an annual basis, are as follows:

Intermediate-Term U.S.
  Treasury, GNMA and
  High-Yield Bond
  Funds:                           Managed Bond Fund:
 First $250 million    .55%        First $750 million  .50%
 Next $500 million     .50         Next $500 million   .45
 Next $500 million     .45         Over $1.25 billion  .40
 Over $1.25 billion    .40

Intermediate-Term
  Municipal,                      Money Market and Tax-
  California, Insured             Free Money Market
  and Washington Funds:            Funds:
  First $250 million   .50%        First $250 million  .50%
  Next $500 million    .45         Next $500 million   .45
  Over $750 million    .40         Next $500 million   .40
                                   Over $1.25 billion  .35

    Fund Accounting and Fund Administration Fees. Beginning May 1, 1999, SAFECO Asset Management Company receives a fee for these services based on a percent-age of each day's net assets, which, on an annual basis is as follows:


Fund Accounting:                  Fund Administration:
 First $200 million    .04%        First $200 million  .05%
 Over $200 million     .01         Over $200 million   .01

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

    Transfer Agent, Shareholder Service, and Distribution Fees. SAFECO Services Corporation receives transfer agent, shareholder service, and distribution fees.

    Notes Payable and Interest Expense. The Funds may borrow money for temporary purposes from SAFECO Corporation or its affiliates at rates equivalent to commercial bank interest rates.

    Line of Credit. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $175 million is available to meet short-term financing needs. No balance was outstanding under these arrangements at June 30, 1999.

     Affiliate Ownership. At June 30, 1999, SAFECO Insurance Company of America owned 500,000 shares (or 23%) of the Intermediate-Term U.S. Treasury Fund, 502,372 shares (or 67%) of the Washington Fund, 397,434 (or 29%) of the Intermediate Municipal Fund, and 605,644 (or 29%) of the Insured Fund. SAFECO Asset Management Company owned 452,103 shares (or 46%) of the Managed Bond Fund.

     Expense Reimbursement. Beginning May 1, 1999, SAFECO Asset Management Company agreed to reimburse the Funds for operating expense (i.e., all expenses except investment advisory, distribution and service fees) which exceed, on an annual basis, .30% of the average daily net assets for the Money Market and Tax-Free Money Market Funds and .40% for all other Funds.

     Fee Waiver. SAFECO Asset Management has agreed to waive .06% of investment advisory fees in the Tax-Free Money Market Fund for the one year period from May 1, 1999 to May 1, 2000.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

    Dealer Concessions. SAFECO Securities, Inc. retained the following amounts in dealer commissions from sales of Class A Shares for the period ended June 30, 1999:

                                      Commissions
                                         Retained
-------------------------------------------------
Intermediate-Term U.S. Treasury Fund       $   62
High-Yield Bond Fund                        3,030
Managed Bond Fund                             529
California Tax-Free Income Fund             1,053
Municipal Bond Fund                            87
Washington State Municipal Bond Fund            0
-------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


7.  FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

  SAFECO Intermediate-Term U.S. Treasury Fund
  No-Load Class

                            Six-Month                           Three-Month
                         Period Ended     For the Year Ended   Period Ended     For the Year Ended
                              June 30            December 31    December 31           September 30
                      ------------------------------------------------------------------------------
                                 1999         1998       1997          1996         1996       1995
----------------------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period          $ 10.74    $   10.34  $   10.11      $  10.10    $   10.24  $    9.74

Income from Investment
 Operations
  Net Investment Income          0.26         0.57       0.58          0.16         0.54       0.55
  Net Realized and
   Unrealized Gain (Loss)
   on Investments               (0.50)        0.40       0.23          0.01        (0.14)      0.50
                              -------    ---------  ---------      --------    ---------  ---------
  Total from Investment
   Operations                   (0.24)        0.97       0.81          0.17         0.40       1.05

Less Distributions
  Dividends from Net
   Investment Income            (0.26)       (0.57)     (0.58)        (0.16)       (0.54)     (0.55)
                              -------    ---------  ---------      --------    ---------  ---------
Net Asset Value at End
 of Period                    $ 10.24    $   10.74  $   10.34      $  10.11    $   10.10  $   10.24
                              =======    =========  =========      ========    =========  =========
    Total Return                (2.27%)*      9.61%      8.29%         1.68%*       4.00%     11.07%

Net Assets at End of
 Period (000's)               $20,013    $  25,682  $  15,698      $ 14,679    $  14,668  $  13,774
Ratio of Expenses to
 Average Net Assets              0.95%**+     0.90%      0.92%         0.85%**+     1.01%      0.96%
Ratio of Net Investment
 Income to Average Net
 Assets                          5.06%**      5.38%      5.74%         6.30%**      5.30%      5.51%
Portfolio Turnover Rate         28.35%**      2.83%     82.36%       125.42%**    294.25%    124.90%
----------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Net of reimbursements by advisor. Excluding the reimbursements, the annualized ratio of expenses to average net assets for the period ended June 30, 1999 and December 31, 1996 would have been 1.00% and 1.07%, respectively.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


7. FINANCIAL HIGHLIGHTS
   (For a Share Outstanding Throughout the Period)

   SAFECO GNMA FUND
   No-Load Class

                            Six-Month                          Three-Month       For the Year
                         Period Ended    For the Year Ended   Period Ended              Ended
                              June 30           December 31    December 31       September 30
                       ----------------------------------------------------------------------
                                 1999        1998       1997          1996      1996     1995
---------------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period          $  9.64   $    9.57  $    9.36       $  9.26   $  9.45  $  9.05

Income from Investment
 Operations
 Net Investment Income           0.27        0.57       0.60          0.15      0.60     0.60
 Net Realized and
  Unrealized Gain (Loss)
  on Investments                (0.33)       0.07       0.21          0.10     (0.19)    0.40
                              -------   ---------  ---------       -------   -------  -------
  Total from Investment
   Operations                   (0.06)       0.64       0.81          0.25      0.41     1.00
Less Distributions
 Dividends from Net
  Investment Income             (0.27)      (0.57)     (0.60)        (0.15)    (0.60)   (0.60)
                              -------   ---------  ---------       -------   -------  -------
Net Asset Value at End
 of Period                    $  9.31   $    9.64  $    9.57       $  9.36   $  9.26  $  9.45
                              =======   =========  =========       =======   =======  =======
Total Return                    (0.66%)*     6.84%      8.97%         2.71%*    4.48%   11.49%

Net Assets at End of
 Period (000's)               $42,669   $  42,145  $  38,172       $39,543   $39,703  $44,055
Ratio of Expenses to
 Average Net Assets              0.96%**     0.94%      0.93%         1.01%**   1.03%    1.01%
Ratio of Net Investment
 Income to Average Net
 Assets                          5.81%**     5.90%      6.40%         6.43%**   6.42%    6.55%
Portfolio Turnover Rate        152.71%**   104.63%     82.70%        51.06%**  47.45%  131.24%

--------------------------------------------------------------------------------
 * Not annualized.
** Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


7. FINANCIAL HIGHLIGHTS
   (For a Share Outstanding Throughout the Period)

   SAFECO High-Yield Bond Fund
   No-Load Class

                            Six-Month                          Three-Month
                         Period Ended    For the Year Ended   Period Ended     For the Year Ended
                              June 30           December 31    December 31           September 30
                        -------------------------------------------------------------------------
                                 1999        1998       1997          1996        1996       1995
-------------------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period          $  8.78   $    9.13  $    8.82       $  8.79   $    8.68  $    8.55

Income from Investment
 Operations
 Net Investment Income           0.35        0.74       0.77          0.19        0.78       0.79
 Net Realized and
  Unrealized Gain (Loss)
  on Investments                (0.25)      (0.35)      0.31          0.03        0.11       0.13
                              -------   ---------  ---------       -------   ---------  ---------
 Total from Investment
  Operations                     0.10        0.39       1.08          0.22        0.89       0.92
Less Distributions
 Dividends from Net
  Investment Income             (0.35)      (0.74)     (0.77)        (0.19)      (0.78)     (0.79)
                              -------   ---------  ---------       -------   ---------  ---------
Net Asset Value at End
 of Period                    $  8.53   $    8.78  $    9.13       $  8.82   $    8.79  $    8.68
                              =======   =========  =========       =======   =========  =========
Total Return                     1.09%*      4.45%     12.79%         2.50%*     10.79%     11.43%

Net Assets at End of
 Period (000's)               $72,346   $  84,041  $  71,058       $50,298   $  47,880  $  39,178
Ratio of Expenses to
 Average Net Assets              1.00%**     0.92%      0.91%         0.90%**     0.94%      1.01%
Ratio of Net Investment
 Income to Average Net
 Assets                          8.12%**     8.26%      8.58%         8.56%**     8.99%      9.28%
Portfolio Turnover Rate         81.49%**    64.22%     85.06%        35.01%**    92.65%     38.03%

--------------------------------------------------------------------------------
 * Not annualized.
** Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


7.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

    SAFECO Managed Bond Fund
    No-Load Class

                                   Six-Month
                                Period Ended         For the Year Ended
                                     June 30             December 31
                                ------------------------------------------------
                                        1999       1998    1997    1996    1995
--------------------------------------------------------------------------------
Net Asset Value at Beginning
 of Period                            $ 8.64     $ 8.60  $ 8.35  $ 8.77  $ 8.15

Income from Investment Operations
  Net Investment Income                 0.20       0.42    0.42    0.41    0.44
  Net Realized and Unrealized
   Gain (Loss) on Investments          (0.52)      0.29    0.25   (0.42)   0.94
                                      ------     ------  ------  ------  ------
    Total from Investment
     Operations                        (0.32)      0.71    0.67   (0.01)   1.38

Less Distributions
  Dividends from Net Investment
   Income                              (0.20)     (0.42)  (0.42)  (0.41)  (0.44)
  Distributions from Realized
   Gains                                  --      (0.25)     --      --   (0.32)
                                      ------     ------  ------  ------  ------
    Total Distributions                (0.20)     (0.67)  (0.42)  (0.41)  (0.76)
                                      ------     ------  ------  ------  ------
Net Asset Value at End of
 Period                               $ 8.12     $ 8.64  $ 8.60  $ 8.35  $ 8.77
                                      ======     ======  ======  ======  ======

Total Return                           (3.77%)*    8.43%   8.23%   0.02%  17.35%

Net Assets at End of Period
 (000's)                              $6,722     $7,575  $4,627  $4,215  $4,497
Ratio of Expenses to Average
 Net Assets                             0.95%**+   1.16%   1.15%   1.27%   1.16%
Ratio of Net Investment Income
 to Average Net Assets                  4.84%**    4.79%   4.98%   4.86%   5.14%
Portfolio Turnover Rate               202.88%**  132.76% 176.50% 136.29%  78.78%

--------------------------------------------------------------------------------
 * Not annualized.
** Annualized.
 + Net of reimbursement by advisor. Absent the reimbursement, the ratio of ex-penses to average net assets would have been 1.26% for the period ended June 30, 1999.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


7. FINANCIAL HIGHLIGHTS
   (For a Share Outstanding Throughout the Period)

   SAFECO California Tax-Free Income Fund
   No-Load Class

                            Six-Month        For the Year     Nine-Month       For the
                         Period Ended               Ended   Period Ended    Year Ended
                              June 30         December 31    December 31      March 31
                         --------------------------------------------------------------
                                 1999        1998     1997          1996          1996
---------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period         $  12.74    $  12.93  $ 12.22       $ 11.86       $ 11.54

Income from Investment
 Operations
  Net Investment Income          0.28        0.60     0.60          0.47          0.62
  Net Realized and
   Unrealized Gain on
   Investments                  (0.66)       0.18     0.76          0.39          0.40
                             --------    --------  -------       -------       -------

    Total from Investment
     Operations                 (0.38)       0.78     1.36          0.86          1.02

Less Distributions
  Dividends from Net
   Investment Income            (0.28)      (0.60)   (0.60)        (0.47)        (0.62)
  Distributions from
   Realized Gains                  --       (0.37)   (0.05)        (0.03)        (0.08)
                             --------    --------  -------       -------       -------
    Total Distributions         (0.28)      (0.97)   (0.65)        (0.50)        (0.70)
                             --------    --------  -------       -------       -------

Net Asset Value at End
 of Period                   $  12.08    $  12.74  $ 12.93       $ 12.22       $ 11.86
                             ========    ========  =======       =======       =======

Total Return                    (3.06%)*     6.19%   11.55%         7.42%*        8.87%

Net Assets at End of
 Period (000's)              $108,615    $114,062  $88,379       $72,084       $70,546
Ratio of Expenses to
 Average Net Assets              0.69%**     0.68%    0.68%         0.69%**       0.68%
Ratio of Net Investment
 Income to Average Net
 Assets                          4.52%**     4.60%    4.88%         5.21%**       5.12%
Portfolio Turnover Rate         15.27%**    38.78%    9.83%        10.52%**      16.25%

--------------------------------------------------------------------------------
 * Not annualized.
** Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

7. FINANCIAL HIGHLIGHTS
   (For a Share Outstanding Throughout the Period)

   SAFECO Municipal Bond Fund
   No-Load Class

                            Six-Month             For the     Nine-Month      For the
                         Period Ended          Year Ended   Period Ended   Year Ended
                              June 30         December 31    December 31     March 31
                          -----------------------------------------------------------
                                 1999      1998      1997           1996         1996
-------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period         $  14.45   $  14.52  $  13.98      $  13.69     $  13.36
Income from Investment
 Operations
 Net Investment Income           0.35       0.73      0.75          0.57         0.76
 Net Realized and
  Unrealized Gain on
  Investments                   (0.61)      0.17      0.70          0.29         0.33
                             --------   --------  --------      --------     --------
 Total from Investment
  Operations                    (0.26)      0.90      1.45          0.86         1.09
Less Distributions
 Dividends from Net
  Investment Income             (0.35)     (0.73)    (0.75)        (0.57)       (0.76)
 Distributions from
  Realized Gains                   --      (0.24)    (0.16)           --           --
                             --------   --------  --------      --------     --------
 Total Distributions            (0.35)     (0.97)    (0.91)        (0.57)       (0.76)
                             --------   --------  --------      --------     --------
Net Asset Value at End
 of Period                   $  13.84   $  14.45  $  14.52      $  13.98     $  13.69
                             ========   ========  ========      ========     ========
Total Return                    (1.86%)*    6.35%    10.68%         6.42%*       8.23%
Net Assets at End of
 Period (000's)              $525,375   $542,181  $502,946      $480,970     $480,643
Ratio of Expenses to
 Average Net Assets              0.54%**    0.51%     0.51%         0.53%**      0.54%
Ratio of Net Investment
 Income to Average Net
 Assets                          4.98%**    5.01%     5.31%         5.53%**      5.47%
Portfolio Turnover Rate         18.72%**   20.80%    13.52%         6.66%**     12.60%
--------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


7. FINANCIAL HIGHLIGHTS
   (For a Share Outstanding Throughout the Period)

   SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
   No-Load Class

                            Six-Month          For the     Nine-Month      For the
                         Period Ended       Year Ended   Period Ended   Year Ended
                              June 30      December 31    December 31     March 31
                         ---------------------------------------------------------
                                 1999      1998    1997          1996         1995
----------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period           $10.78    $10.95  $10.53        $10.34       $10.10

Income from Investment
 Operations
 Net Investment Income           0.23      0.50    0.50          0.37         0.50
 Net Realized and
  Unrealized Gain (Loss)
  on Investments                (0.41)     0.15    0.42          0.20         0.27
                               ------    ------  ------        ------       ------
 Total from Investment
  Operations                    (0.18)     0.65    0.92          0.57         0.77

Less Distributions
 Dividends from Net
  Investment Income             (0.23)    (0.50)  (0.50)        (0.37)       (0.50)
 Distributions from
  Realized Gains                   --     (0.32)     --         (0.01)       (0.03)
                               ------    ------  ------        ------       ------
   Total Distributions          (0.23)    (0.82)  (0.50)        (0.38)       (0.53)
                               ------    ------  ------        ------       ------
Net Asset Value at End
 of Period                     $10.37    $10.78  $10.95        $10.53       $10.34
                               ======    ======  ======        ======       ======
Total Return                    (1.71%)*   5.99%   8.94%         5.61%*       7.73%
Net Assets at End of
 Period (000's)                $7,257    $8,167  $7,288        $6,558       $6,489
Ratio of Expenses to
 Average Net Assets              1.00%**+  1.03%   1.02%         1.10%**      1.07%
Ratio of Net Investment
 Income to Average Net
 Assets                          4.42%**   4.50%   4.68%         4.78%**      4.78%
Portfolio Turnover Rate          0.00%**  33.18%  11.67%        15.96%**     20.86%

--------------------------------------------------------------------------------
 * Not annualized.
** Annualized.
 + Net of reimbursement by advisor. Absent the reimbursement, the ratio of expenses to average net assets would have been 1.05% for the period ended June 30, 1999.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

7. FINANCIAL HIGHLIGHTS
   (For a Share Outstanding Throughout the Period)

   SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND
   No-Load Class

                            Six-Month                           Nine-Month      For the
                         Period Ended    For the Year Ended   Period Ended   Year Ended
                              June 30           December 31    December 31     March 31
                           ------------------------------------------------------------
                                 1999        1998       1997          1996         1996
---------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period          $ 11.02    $   10.92  $   10.61       $ 10.49      $ 10.17
Income from Investment
 Operations
 Net Investment Income           0.22         0.47       0.47          0.35         0.45
 Net Realized and
  Unrealized Gain (Loss)
  on Investments                (0.35)        0.10       0.31          0.12         0.32
                              -------    ---------  ---------       -------      -------
 Total from Investment
  Operations                    (0.13)        0.57       0.78          0.47         0.77
Less Distributions
 Dividends from Net
  Investment Income             (0.22)       (0.47)     (0.47)        (0.35)       (0.45)
                              -------    ---------  ---------       -------      -------
Net Asset Value at End
 of Period                    $ 10.67    $   11.02  $   10.92       $ 10.61      $ 10.49
                              =======    =========  =========       =======      =======
Total Return                    (1.17%)*      5.33%      7.50%         4.53%*       7.63%
Net Assets at End of
 Period (000's)               $14,679    $  15,487  $  13,780       $14,172      $14,981
Ratio of Expenses to
 Average Net Assets              0.82%**      0.83%      0.83%         0.89%**      0.84%
Ratio of Net Investment
 Income to Average
 Net Assets                     4.20%**       4.25%      4.37%         4.40%**      4.29%
Portfolio Turnover Rate        11.09%**       4.29%     10.52%        12.81%**      9.12%

--------------------------------------------------------------------------------
 * Not annualized.
** Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


7.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

    SAFECO INSURED MUNICIPAL BOND FUND
    No-Load Class

                            Six-Month                           Nine-Month      For the
                         Period Ended    For the Year Ended   Period Ended   Year Ended
                              June 30           December 31    December 31     March 31
                         ---------------------------------------------------------------
                                 1999       1998       1997           1996         1996
----------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period          $ 11.33   $   11.36  $   10.74       $ 10.46      $ 10.05

Income from Investment
 Operations
  Net Investment Income          0.24        0.49       0.50          0.37         0.48
  Net Realized and
   Unrealized Gain (Loss)
   on Investments               (0.54)       0.17       0.62          0.28         0.41
                              -------   ---------  ---------       -------      -------
    Total from Investment
     Operations                 (0.30)       0.66       1.12          0.65         0.89
Less Distributions
  Dividends from Net
   Investment Income            (0.24)      (0.49)     (0.50)        (0.37)       (0.48)
  Distributions from
   Realized Gains                  --       (0.20)        --            --           --
                              -------   ---------  ---------       -------      -------
    Total Distributions         (0.24)      (0.69)     (0.50)        (0.37)       (0.48)
                              -------   ---------  ---------       -------      -------
Net Asset Value at End
 of Period                    $ 10.79   $   11.33  $   11.36       $ 10.74      $ 10.46
                              =======   =========  =========       =======      =======
Total Return                    (2.73%)*     5.90%     10.70%         6.31%*       8.95%

Net Assets at End of
 Period (000's)               $22,812   $  24,998  $  16,516       $13,187      $11,758
Ratio of Expenses to
 Average Net Assets              0.87%**     0.88%      0.92%         1.00%**      0.99%
Ratio of Net Investment
 Income to Average Net
 Assets                          4.28%**     4.29%      4.56%         4.66%**      4.53%
Portfolio Turnover Rate         24.51%**    27.30%     13.02%        14.86%**      3.71%

--------------------------------------------------------------------------------
 * Not annualized.
** Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


7.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

    SAFECO MONEY MARKET FUND
    No-Load Class

                            Six-Month                           Nine-Month      For the
                         Period Ended    For the Year Ended   Period Ended   Year Ended
                              June 30           December 31    December 31     March 31
                         ---------------------------------------------------------------
                                 1999        1998       1997          1996         1996
----------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period         $   1.00   $    1.00  $    1.00      $   1.00     $   1.00

Income from Investment
 Operation
  Net Investment Income          0.02        0.05       0.05          0.03         0.05

Less Distributions
  Dividends from Net
   Investment Income            (0.02)      (0.05)     (0.05)        (0.03)       (0.05)
                             --------   ---------  ---------      --------     --------
Net Asset Value at End
 of Period                   $   1.00   $    1.00  $    1.00      $   1.00     $   1.00
                             ========   =========  =========      ========     ========

Total Return                     2.12%*      5.08%      4.93%         3.54%*       5.15%
Net Assets at End of
 Period (000's)              $218,163   $ 227,329  $ 176,623      $161,356     $165,122
Ratio of Expenses to
 Average Net Assets              0.90%**     0.79%      0.78%         0.81%**      0.78%
Ratio of Net Investment
 Income to Average Net
 Assets                          4.28%**     4.97%      4.82%         4.66%**      5.04%

--------------------------------------------------------------------------------
 * Not annualized.
** Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


7. FINANCIAL HIGHLIGHTS
   (For a Share Outstanding Throughout the Period)

   SAFECO TAX-FREE MONEY MARKET FUND
   No-Load Class

                            Six-Month            For the     Nine-Month      For the
                         Period Ended         Year Ended   Period Ended   Year Ended
                              June 30        December 31    December 31     March 31
                         -----------------------------------------------------------
                                 1999       1998     1997          1996         1996
-------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period          $  1.00     $  1.00  $  1.00       $  1.00      $  1.00
Income from Investment
 Operations
 Net Investment Income           0.02        0.03     0.03          0.02         0.03
Less Distributions
 Dividends from Net
  Investment Income             (0.02)      (0.03)   (0.03)        (0.02)       (0.03)
                              -------     -------  -------       -------      -------
Net Asset Value at End
 of
 Period                       $  1.00     $  1.00  $  1.00       $  1.00      $  1.00
                              =======     =======  =======       =======      =======
Total Return                     1.33%*      3.07%    3.12%         2.29%*       3.44%
Net Assets at End of
 Period (000's)               $78,098     $77,457  $75,437       $73,164      $79,702
Ratio of Expenses to
 Average Net Assets              0.67%**+    0.63%    0.63%         0.65%**      0.65%
Ratio of Net Investment
 Income to Average Net
 Assets                          2.70%**    3.04%    3.11%          3.03%**      3.40%
-------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Net of fee waiver by advisor. Absent the waiver, the ratio of expenses to average net assets would have been .68% for the period ended June 30, 1999.

                              Year 2000 READINESS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Preparing for Year 2000 is a high priority for SAFECO Asset Management and its parent, SAFECO Corporation. A corporate-wide Year 2000 team has been active for an extended period of time, and has devoted considerable resources to help achieve Year 2000 readiness. SAFECO Asset Management Company does not antici-pate that Year 2000-related issues will have a material impact on its ability to continue to provide the Funds with service at current levels. Although SAFECO Asset Management has taken steps to prepare for Year 2000, it could be negatively impacted by what its business partners have done or have failed to do.

    Likewise, Year 2000 poses risks to each of the companies in the Funds' investment portfolio. Thus, portfolio managers consider Year 2000 readiness as one of the many factors in making an investment decision. Year 2000 also poses potential risks to worldwide markets and economies.

SAFECO FIXED-INCOME FUNDS                             CLIENT SERVICES*:

BOARD OF TRUSTEES:                                    Monday-Friday,
Boh A. Dickey, Chairman                               5:30am-7:00pm Pacific Time
Barbara J. Dingfield
David F. Hill                                         Nationwide: 1-800-624-5711
Richard W. Hubbard
Richard E. Lundgren                                   Deaf and Hard of Hearing
Larry L. Pinnt                                        TTY/TDD Service: 1-800-438-8718
John W. Schneider
                                                      * All telephone calls are tape-
OFFICERS:                                               recorded for your protection.
David F. Hill, President
Ronald L. Spaulding                                   FOR 24-HOUR AUTOMATED
 Vice President and Treasurer                         PERFORMANCE INFORMATION
Neal A. Fuller                                        AND TRANSACTIONS:
 Vice President and Controller
David H. Longhurst                                    Nationwide: 1-800-835-4391
 Assistant Controller

INVESTMENT ADVISOR:                                   MAILING ADDRESS:
SAFECO Asset Management Company
                                                      SAFECO Mutual Funds
DISTRIBUTOR:                                          P.O. Box 34890
SAFECO Securities, Inc.                               Seattle, WA 98124-1890

TRANSFER AGENT:                                       INTERNET:
SAFECO Services Corporation                           www.safecofunds.com

CUSTODIAN:                                            EMAIL: mfunds@safeco.com
State Street Bank


GMF 1055 8/99
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This report must be preceded or
accompanied by a current prospectus.

(R) A registered trademark of SAFECO Corporation.